UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of

Regulation S-X:

Quarterly Schedule of Portfolio Holdings

January 31, 2014

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 0.7%)

COMMON STOCKS—99.3%

Shares		Value (000s)
AEROSPACE & DEFENSE—5.8%
3,480,765	Boeing Co.	$436,001
1,682,617	Precision Castparts Corp.	428,647
6,252,931	Rolls-Royce Holdings plc (UK)*	121,787
2,991,259	United Technologies Corp.	341,063

		1,327,498

AUTOMOBILES—1.1%
1,324,333	Tesla Motors Inc.*	240,247

BEVERAGES—0.1%
472,811	Diageo plc (UK)	14,022

BIOTECHNOLOGY—9.4%
2,689,291	Alexion Pharmaceuticals Inc.*	426,871
2,007,773	Biogen Idec Inc.*	627,710
2,005,133	Celgene Corp.*	304,640
5,259,447	Gilead Sciences Inc.*	424,174
1,033,275	Incyte Corp. Ltd.*	67,700
BIOTECHNOLOGY—Continued
3,652,144	Vertex Pharmaceuticals Inc.*	$288,666

		2,139,761

CAPITAL MARKETS—2.2%
1,985,892	Goldman Sachs Group Inc.	325,925
6,011,669	Morgan Stanley	177,404

		503,329

CHEMICALS—2.0%
4,216,190	Monsanto Co.	449,235

COMPUTERS & PERIPHERALS—3.2%
1,472,130	Apple Inc.	736,948

ENERGY EQUIPMENT & SERVICES—1.7%
2,381,014	FMC Technologies Inc.*	117,717
3,069,475	Schlumberger Ltd.	268,794

		386,511

FOOD & STAPLES RETAILING—2.9%
3,387,186	Costco Wholesale Corp.	380,584
384,632	Sprouts Farmers Market Inc.*	13,747
5,173,755	Whole Foods Market Inc.	270,380

		664,711

FOOD PRODUCTS—2.0%
1,901,466	Mead Johnson Nutrition Co.	146,204
9,217,318	Mondelez International Inc.	301,867

		448,071

HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
8,396,777	Abbott Laboratories	307,826

HEALTH CARE PROVIDERS & SERVICES—1.1%
3,322,586	Express Scripts Holding Co.*	248,164

HOTELS, RESTAURANTS & LEISURE—3.5%
351,403	Chipotle Mexican Grill Inc.*	193,960
4,953,023	Dunkin’ Brands Group Inc.	230,464
1,468,813	Las Vegas Sands Corp.	112,394
3,712,719	Starbucks Corp.	264,049

		800,867

INTERNET & CATALOG RETAIL—7.7%
2,150,510	Amazon.com Inc.*	771,366
672,967	Netflix Inc.*	275,466
515,624	priceline.com Inc.*	590,333
1,352,833	TripAdvisor Inc.*	104,425

		1,741,590

INTERNET SOFTWARE & SERVICES—9.3%
8,228,507	Facebook Inc.*	514,858
914,042	Google Inc.*	1,079,456
1,818,706	LinkedIn Corp.*	391,404
2,110,599	Twitter Inc.*	136,133

		2,121,851

IT SERVICES—6.9%
828,829	Accenture plc (IE)	66,207
434,037	FleetCor Technologies Inc.*	46,147
11,765,011	MasterCard Inc.	890,376
2,586,281	VISA Inc.	557,162

		1,559,892

LIFE SCIENCES TOOLS & SERVICES—2.1%
3,088,713	Illumina Inc.*	469,484

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
MEDIA—3.6%
3,289,981	Discovery Communications Inc.*	$262,475
4,464,518	Twenty-First Century Fox Inc.	142,061
5,842,546	Walt Disney Co.	424,227

		828,763

OIL, GAS & CONSUMABLE FUELS—2.1%
2,347,129	Concho Resources Inc.*	229,526
1,550,534	EOG Resources Inc.	256,210

		485,736

PERSONAL PRODUCTS—1.2%
4,011,243	Estée Lauder Companies Inc.	275,733

PHARMACEUTICALS—7.2%
3,464,360	Allergan Inc.	397,016
6,748,259	Bristol-Myers Squibb Co.	337,210
6,387,272	Merck & Co. Inc.	338,334
9,257,802	Novo Nordisk AS ADR (DEN)[1]	367,257
1,185,284	Perrigo Co. plc (IE)	184,501

		1,624,318

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
3,340,871	American Tower Corp.	270,210

ROAD & RAIL—2.7%
1,954,577	Canadian Pacific Railway Ltd. (CAN)	296,079
1,758,110	Union Pacific Corp.	306,333

		602,412

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
3,858,467	ARM Holdings plc ADR (UK)[1]	177,760

SOFTWARE—8.0%
3,776,189	Adobe Systems Inc.*	223,513
932,081	FireEye Inc.*	68,033
4,946,944	Red Hat Inc.*	279,502
7,253,327	Salesforce.com Inc.*	439,044
3,651,535	Splunk Inc.*	281,278
668,697	Tableau Software Inc.*	54,044
3,057,470	VMware Inc.*	275,600
SOFTWARE—Continued
2,315,031	Workday Inc.*	$207,288

		1,828,302

SPECIALTY RETAIL—3.6%
2,666,573	Inditex SA (SP)	397,144
203,397	Tiffany & Co.	16,921
7,075,194	TJX Cos. Inc.	405,833

		819,898

TEXTILES, APPAREL & LUXURY GOODS—6.5%
4,342,710	Luxottica Group SpA (IT)	230,130
2,891,624	Michael Kors Holdings Ltd.*	231,128
6,227,877	NIKE Inc.	453,701
617,636	Ralph Lauren Corp.	96,901
347,664	Swatch Group AG (SWS)	206,626
2,335,236	Under Armour Inc.*	252,462

		1,470,948

TOTAL COMMON STOCKS (Cost $14,373,049)		22,544,087

SHORT-TERM INVESTMENTS—0.9%
(Cost $206,104)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$206,104	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $210,230)	206,104

TOTAL INVESTMENTS—100.2% (Cost $14,579,153)		22,750,191

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(47,172)

TOTAL NET ASSETS—100.0%		$22,703,019

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$1,205,711	$121,787	$—	$1,327,498
Automobiles	240,247	—	—	240,247
Beverages	—	14,022	—	14,022
Biotechnology	2,139,761	—	—	2,139,761
Capital Markets	503,329	—	—	503,329
Chemicals	449,235	—	—	449,235
Computers & Peripherals	736,948	—	—	736,948
Energy Equipment & Services	386,511	—	—	386,511
Food & Staples Retailing	664,711	—	—	664,711
Food Products	448,071	—	—	448,071
Health Care Equipment & Supplies	307,826	—	—	307,826
Health Care Providers & Services	248,164	—	—	248,164
Hotels, Restaurants & Leisure	800,867	—	—	800,867
Internet & Catalog Retail	1,741,590	—	—	1,741,590
Internet Software & Services	2,121,851	—	—	2,121,851

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
IT Services	$1,559,892	$—	$—	$1,559,892
Life Sciences Tools & Services	469,484	—	—	469,484
Media	828,763	—	—	828,763
Oil, Gas & Consumable Fuels	485,736	—	—	485,736
Personal Products	275,733	—	—	275,733
Pharmaceuticals	1,624,318	—	—	1,624,318
Real Estate Investment Trusts (REITs)	270,210	—	—	270,210
Road & Rail	602,412	—	—	602,412
Semiconductors & Semiconductor Equipment	177,760	—	—	177,760
Software	1,828,302	—	—	1,828,302
Specialty Retail	422,754	397,144	—	819,898
Textiles, Apparel & Luxury Goods	1,034,192	436,756	—	1,470,948
Short-Term Investments
Repurchase Agreements	—	206,104	—	206,104

Total Investments in Securities	$21,574,378	$1,175,813	$—	$22,750,191

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2014 (000s)
Preferred Stocks
Aerospace & Defense	$890	$—	$(908)	$—	$10	$8	$—	$—	$—

There were no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada

DEN	Denmark

IE	Ireland

IT	Italy

SP	Spain

SWS	Switzerland

UK	United Kingdom

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.7%)

COMMON STOCKS—98.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.0%
384,807	DigitalGlobe Inc.*	$14,692
217,600	Textron Inc.	7,725

		22,417

AIRLINES—2.2%
159,043	Spirit Airlines Inc.*	$7,459
206,809	United Continental Holdings Inc.*	9,480

		16,939

AUTO COMPONENTS—0.8%
111,230	Tenneco Inc.*	6,322

BIOTECHNOLOGY—2.3%
38,352	Alnylam Pharmaceuticals Inc.*	3,209
47,462	Cubist Pharmaceuticals Inc.*	3,469
111,975	NPS Pharmaceuticals Inc.*	4,006
22,482	Regeneron Pharmaceuticals Inc.*	6,488

		17,172

BUILDING PRODUCTS—2.5%
178,903	Armstrong World Industries Inc.*	9,961
231,863	Owens Corning*	8,846

		18,807

CAPITAL MARKETS—2.1%
37,168	Artisan Partners Asset Management Inc.	2,357
160,472	Julius Baer Group Ltd. (SWS)*	7,780
106,709	LPL Financial Holdings Inc.	5,712

		15,849

CHEMICALS—1.1%
594,900	Platform Specialty Products Corp.*	8,293

COMMERCIAL SERVICES & SUPPLIES—1.3%
169,600	Clean Harbors Inc.*	9,511

COMMUNICATIONS EQUIPMENT—2.1%
70,382	F5 Networks Inc.*	7,531
135,464	Palo Alto Networks Inc.*	8,053

		15,584

COMPUTERS & PERIPHERALS—0.9%
102,507	SanDisk Corp.	7,129

CONTAINERS & PACKAGING—0.8%
56,274	Rock-Tenn Co.	5,711

ELECTRICAL EQUIPMENT—0.6%
37,200	Acuity Brands Inc.	4,726

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
80,930	Cognex Corp.*	3,193

FOOD & STAPLES RETAILING—1.0%
147,598	Whole Foods Market Inc.	7,713

FOOD PRODUCTS—2.6%
119,535	Green Mountain Coffee Roasters Inc.	9,682
404,188	WhiteWave Foods Co.*	9,786

		19,468

HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
251,677	DexCom Inc.*	10,183
95,829	HeartWare International Inc.*	9,507

		19,690

HEALTH CARE PROVIDERS & SERVICES—3.1%
145,236	Acadia Healthcare Co. Inc.*	7,413
205,435	Catamaran Corp.*	9,988
138,521	Team Health Holdings Inc.*	5,979

		23,380

HOTELS, RESTAURANTS & LEISURE—6.3%
427,653	Bloomin’ Brands Inc.*	9,823

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HOTELS, RESTAURANTS & LEISURE—Continued
141,897	Life Time Fitness Inc.*	$5,841
184,626	Melco Crown Entertainment Ltd. ADR (HK)*[1]	7,568
58,310	Panera Bread Co.*	9,858
94,398	Starwood Hotels & Resorts Worldwide Inc.	7,052
101,997	Wyndham Worldwide Corp.	7,236

		47,378

HOUSEHOLD DURABLES—3.4%
144,080	Lennar Corp.	5,786
333,810	Pulte Homes Inc.	6,783
232,596	Taylor Morrison Home Corp.*	4,920
59,804	Whirlpool Corp.	7,972

		25,461

HOUSEHOLD PRODUCTS—0.9%
94,805	Spectrum Brands Holdings Inc.	7,134

INSURANCE—0.8%
277,045	Assured Guaranty Ltd. (BM)	5,860

INTERNET & CATALOG RETAIL—5.2%
790,151	Groupon Inc.*	8,265
200,707	HomeAway Inc.*	8,201
28,953	Netflix Inc.*	11,851
143,427	TripAdvisor Inc.*	11,071

		39,388

INTERNET SOFTWARE & SERVICES—10.1%
143,717	Akamai Technologies Inc.*	6,852
459,234	Angie’s List Inc.*	8,239
538,540	Bankrate Inc.*	8,934
150,911	Cornerstone OnDemand Inc.*	8,610
30,500	CoStar Group Inc.*	5,247
55,421	Demandware Inc.*	3,529
50,167	LinkedIn Corp.*	10,797
47,331	OpenTable Inc.*	3,563
111,823	Pandora Media Inc.*	4,034
72,029	Shutterstock Inc.*	5,806
71,135	Trulia Inc.*	2,456
97,865	Zillow Inc.*	8,035

		76,102

IT SERVICES—0.6%
135,579	Acxiom Corp.*	4,875

LIFE SCIENCES TOOLS & SERVICES—1.8%
85,268	Covance Inc.*	8,063
37,935	Illumina Inc.*	5,766

		13,829

MACHINERY—1.0%
89,868	Pall Corp.	7,198

MEDIA—1.8%
170,100	DreamWorks Animation SKG Inc.*	5,739
280,365	Imax Corp. (CAN)*	7,764

		13,503

OIL, GAS & CONSUMABLE FUELS—3.4%
146,730	Cobalt International Energy Inc.*	2,402
82,846	Diamondback Energy Inc.*	4,306
116,900	Energen Corp.	8,267
53,453	Pioneer Natural Resources Co.	9,051
15,713	Range Resources Corp.	1,354

		25,380

PAPER & FOREST PRODUCTS—1.1%
155,834	KapStone Paper and Packaging Corp.*	4,359
207,840	Louisiana-Pacific Corp.*	3,643

		8,002

PERSONAL PRODUCTS—0.6%
332,965	Coty Inc.	$4,492

PHARMACEUTICALS—5.0%
72,561	Actavis plc (IE)*	13,712
153,208	Forest Laboratories Inc.*	10,158
74,300	Ono Pharmaceutical Co. Ltd. (JP)	6,457
79,307	Salix Pharmaceuticals Ltd.*	7,720

		38,047

PROFESSIONAL SERVICES—1.4%
90,740	IHS Inc.*	10,291

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
354,725	Host Hotels & Resorts Inc.	6,523

ROAD & RAIL—2.0%
284,892	Hertz Global Holdings Inc.*	7,413
75,814	Kansas City Southern	8,005

		15,418

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
251,669	NXP Semiconductor NV (NET)*	12,168
303,360	SunEdison Inc.*	4,220

		16,388

SOFTWARE—10.5%
462,174	Activision Blizzard Inc.	7,917
297,125	Autodesk Inc.*	15,228
648,527	Cadence Design Systems Inc.*	9,157
110,913	Concur Technologies Inc.*	13,458
256,746	Fleetmatics Group plc (IE)*	10,272
1,300	NetSuite Inc.*	137
71,581	ServiceNow Inc.*	4,540
118,757	Solera Holdings Inc.	7,937
66,454	Tableau Software Inc.*	5,371
50,301	Tyler Technologies Inc.*	5,304

		79,321

SPECIALTY RETAIL—3.6%
170,352	Dick’s Sporting Goods Inc.	8,944
79,904	Lumber Liquidators Holdings Inc.*	7,111
271,076	Pier 1 Imports Inc.	5,180
92,700	Ross Stores Inc.	6,295

		27,530

TEXTILES, APPAREL & LUXURY GOODS—3.9%
228,898	Lululemon Athletica Inc.*	10,458
93,207	PVH Corp.	11,266
2,878,830	Samsonite International SA (HK)	7,912

		29,636

TRADING COMPANIES & DISTRIBUTORS—2.4%
414,943	HD Supply Holdings Inc.*	8,909
109,989	WESCO International Inc.*	9,125

		18,034

TOTAL COMMON STOCKS (Cost $609,636)		741,694

RIGHTS/WARRANTS—0.0%
(Cost $3)
No. of Contracts
CHEMICALS—0.0%
275,400	Platform Specialty Products Corp. $11.50—10/31/2016	224

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—0.6%
(Cost $4,479)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$4,479	Repurchase Agreement with Bank of America Corp. dated January 31, 2014 due February 03, 2014 at 0.010% collateralized by U.S. Treasury Notes (market value $4,571)	$4,479

TOTAL INVESTMENTS—98.9% (Cost $614,118)		746,397

CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		8,557

TOTAL NET ASSETS—100.0%		$754,954

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$22,417	$—	$—	$22,417
Airlines	16,939	—	—	16,939
Auto Components	6,322	—	—	6,322
Biotechnology	17,172	—	—	17,172
Building Products	18,807	—	—	18,807
Capital Markets	8,069	7,780	—	15,849
Chemicals	8,293	—	—	8,293
Commercial Services & Supplies	9,511	—	—	9,511
Communications Equipment	15,584	—	—	15,584
Computers & Peripherals	7,129	—	—	7,129
Containers & Packaging	5,711	—	—	5,711
Electrical Equipment	4,726	—	—	4,726
Electronic Equipment, Instruments & Components	3,193	—	—	3,193
Food & Staples Retailing	7,713	—	—	7,713
Food Products	19,468	—	—	19,468
Health Care Equipment & Supplies	19,690	—	—	19,690
Health Care Providers & Services	23,380	—	—	23,380
Hotels, Restaurants & Leisure	47,378	—	—	47,378
Household Durables	25,461	—	—	25,461
Household Products	7,134	—	—	7,134
Insurance	5,860	—	—	5,860
Internet & Catalog Retail	39,388	—	—	39,388
Internet Software & Services	76,102	—	—	76,102
IT Services	4,875	—	—	4,875
Life Sciences Tools & Services	13,829	—	—	13,829
Machinery	7,198	—	—	7,198
Media	13,503	—	—	13,503
Oil, Gas & Consumable Fuels	25,380	—	—	25,380
Paper & Forest Products	8,002	—	—	8,002
Personal Products	4,492	—	—	4,492
Pharmaceuticals	31,590	6,457	—	38,047
Professional Services	10,291	—	—	10,291
Real Estate Investment Trusts (REITs)	6,523	—	—	6,523
Road & Rail	15,418	—	—	15,418
Semiconductors & Semiconductor Equipment	16,388	—	—	16,388
Software	79,321	—	—	79,321
Specialty Retail	27,530	—	—	27,530
Textiles, Apparel & Luxury Goods	21,724	7,912	—	29,636
Trading Companies & Distributors	18,034	—	—	18,034
Rights/Warrants
Chemicals	224	—	—	224

6

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Repurchase Agreements	$—	$4,479	$—	$4,479

Total Investments in Securities	$719,769	$26,628	$—	$746,397

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2014 (000s)
Common Stocks	$7,615	$—	$(672)	$—	$170	$1,180	$—	$(8,293)[h]	$—
Rights/Warrants	32	—	—	—	—	192	—	(224)[h]	—

	$7,647	$—	$(672)	$—	$170	$1.372	$—	$(8,517)	$—

There were no transfers between levels 1 and 2 during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$224	$—

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

h	Transferred from Level 3 to Level 1 due to availability of quoted prices from an active market for pricing input.

BM	Bermuda

CAN	Canada

HK	Hong Kong

IE	Ireland

JP	Japan

NET	Netherlands

SWS	Switzerland

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.5%)

COMMON STOCKS—95.5%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.7%
256,860	Hexcel Corp.*	$10,706

AIR FREIGHT & LOGISTICS—1.2%
302,846	XPO Logistics Inc.*	7,547

BIOTECHNOLOGY—9.3%
333,510	ACADIA Pharmaceuticals Inc.*	7,771
39,132	Aegerion Pharmaceuticals Inc.*	2,347
BIOTECHNOLOGY—Continued
255,480	Alkermes plc (IE)*	$12,437
212,450	Cubist Pharmaceuticals Inc.*	15,528
4,340,068	Dynavax Technologies Corp.*	7,552
12,163	Intercept Pharmaceuticals Inc.*	3,659
349,230	Prothena Corp. plc (IE)*	10,805

		60,099

CAPITAL MARKETS—3.6%
956,690	BGC Partners Inc.	6,151
153,880	LPL Financial Holdings Inc.	8,237
195,740	Stifel Financial Corp.*	8,838

		23,226

CHEMICALS—2.5%
240,550	Chemtura Corp.*	6,033
288,303	PolyOne Corp.	10,252

		16,285

COMMERCIAL BANKS—1.3%
252,340	East West Bancorp Inc.	8,443

COMMERCIAL SERVICES & SUPPLIES—4.4%
245,149	Herman Miller Inc.	6,871
545,161	Interface Inc.	11,421
667,212	Steelcase Inc.	9,855

		28,147

COMMUNICATIONS EQUIPMENT—1.5%
99,247	EchoStar Corp.*	4,667
358,870	Ruckus Wireless Inc.*	4,820

		9,487

CONSUMER FINANCE—0.6%
159,188	Green Dot Corp.*	3,585

DIVERSIFIED CONSUMER SERVICES—1.6%
179,230	Bright Horizons Family Solutions Inc.*	6,587
189,450	LifeLock Inc.*	3,866

		10,453

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
81,360	Cogent Communications Group Inc.	3,366

ELECTRICAL EQUIPMENT—1.4%
125,190	Generac Holdings Inc.	6,025
50,008	Power Solutions International Inc.*	3,326

		9,351

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
467,930	InvenSense Inc.*	9,214

ENERGY EQUIPMENT & SERVICES—3.5%
72,130	Geospace Technologies Corp.*	5,736
435,700	McDermott International Inc. (PA)*	3,634
68,390	Oil States International Inc.*	6,425
291,650	Superior Energy Services Inc.*	6,894

		22,689

FOOD & STAPLES RETAILING—0.5%
79,589	Natural Grocers by Vitamin Cottage Inc.*	3,022

FOOD PRODUCTS—1.4%
284,570	B&G Foods Inc.	9,325

HEALTH CARE EQUIPMENT & SUPPLIES—8.4%
429,120	ArthroCare Corp.*	19,474
145,630	Cyberonics Inc.*	9,728
441,988	Masimo Corp.*	12,928

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
104,747	Quidel Corp.*	$3,096
196,131	STERIS Corp.	9,000

		54,226

HEALTH CARE PROVIDERS & SERVICES—6.2%
69,785	Community Health Systems Inc.*	2,890
233,280	Emeritus Corp.*	5,144
154,013	ExamWorks Group Inc.*	4,742
79,394	MWI Veterinary Supply Inc.*	14,788
287,128	Team Health Holdings Inc.*	12,392

		39,956

HOTELS, RESTAURANTS & LEISURE—1.1%
215,980	Del Frisco’s Restaurant Group Inc.*	4,967
74,290	Extended Stay America Inc.*	1,891

		6,858

HOUSEHOLD DURABLES—1.8%
1,325,180	Standard Pacific Corp.*	11,662

INSURANCE—0.6%
230,450	CNO Financial Group Inc.	3,904

INTERNET & CATALOG RETAIL—2.8%
257,840	HomeAway Inc.*	10,535
160,560	Shutterfly Inc.*	7,604

		18,139

INTERNET SOFTWARE & SERVICES—2.0%
56,210	Cornerstone OnDemand Inc.*	3,207
58,167	CoStar Group Inc.*	10,007

		13,214

IT SERVICES—2.3%
404,254	InterXion Holding NV (NET)*	9,953
126,559	MoneyGram International Inc.*	2,341
29,680	WEX Inc.*	2,445

		14,739

LIFE SCIENCES TOOLS & SERVICES—2.8%
429,219	ICON plc (IE)*	18,032

MARINE—0.8%
227,777	Matson Inc.	5,451

MEDIA—2.0%
510,771	Cumulus Media Inc.*	3,417
164,100	Madison Square Garden Co.*	9,523

		12,940

OIL, GAS & CONSUMABLE FUELS—3.7%
207,140	Navigator Holdings Ltd.*	4,718
265,510	Tesoro Corp.	13,679
133,640	Western Refining Inc.	5,227

		23,624

PAPER & FOREST PRODUCTS—2.2%
516,862	KapStone Paper and Packaging Corp.*	14,457

PROFESSIONAL SERVICES—4.0%
172,158	Corporate Executive Board Co.	12,585
195,249	Huron Consulting Group Inc.*	12,933

		25,518

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
335,865	Alexander & Baldwin Inc.	13,136

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
172,880	Cavium Inc.*	$6,426
99,840	Silicon Laboratories Inc.*	4,716
269,010	Spansion Inc.*	4,035
229,150	SunEdison Inc.*	3,188

		18,365

SOFTWARE—5.6%
442,186	Cadence Design Systems Inc.*	6,244
420,170	Fortinet Inc.*	8,908
144,452	Guidewire Software Inc.*	6,819
257,060	Qlik Technologies Inc.*	6,946
44,159	Ultimate Software Group Inc.*	7,208

		36,125

SPECIALTY RETAIL—3.2%
116,149	Five Below Inc.*	4,257
124,600	Lithia Motors Inc.	7,014
166,650	Restoration Hardware Holdings Inc.*	9,455

		20,726

TEXTILES, APPAREL & LUXURY GOODS—1.0%
204,096	Steven Madden Ltd.*	6,652

TRADING COMPANIES & DISTRIBUTORS—2.8%
191,415	Watsco Inc.	18,112

TRANSPORTATION INFRASTRUCTURE—1.0%
112,610	Macquarie Infrastructure Co. LLC	6,222

TOTAL COMMON STOCKS (Cost $460,165)		617,003

RIGHTS/WARRANTS—0.0%
(Cost $66)
No. of Contracts
HEALTH CARE PROVIDERS & SERVICES—0.0%
1,011,310	Community Health Systems Inc. 01/04/2016	40

SHORT-TERM INVESTMENTS—6.7%
(Cost $43,572)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$43,572	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $44,445)	43,572

TOTAL INVESTMENTS—102.2% (Cost $503,803)		660,615

CASH AND OTHER ASSETS, LESS LIABILITIES—(2.2)%		(14,132)

TOTAL NET ASSETS—100.0%		$646,483

9

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $43,572 are classified as Level 2. All other holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund's derivative instruments categorized by risk exposure as of January 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$40	$—

*	Non-income producing security

IE	Ireland

NET	Netherlands

PA	Panama

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.9%)

COMMON STOCKS—97.1%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.3%
48,000	General Dynamics Corp.	$4,863

BEVERAGES—2.6%
45,400	Diageo plc ADR (UK)[1]	5,450

CHEMICALS—5.3%
122,600	Dow Chemical Co.	5,579
54,900	Ecolab Inc.	5,520

		11,099

COMMERCIAL BANKS—11.4%
620,407	Banco Santander SA ADR (SP)[1]	5,360
93,700	First Republic Bank	4,547
39,900	M&T Bank Corp.	4,449
700,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	4,228
142,100	SunTrust Bank Inc.	5,261

		23,845

COMPUTERS & PERIPHERALS—2.2%
193,100	EMC Corp.	4,681

DIVERSIFIED FINANCIAL SERVICES—6.0%
396,000	Bank of America Corp.	6,633
105,000	JP Morgan Chase & Co.	5,813

		12,446

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.1%
115,600	TE Connectivity Ltd. (SWS)	6,533

ENERGY EQUIPMENT & SERVICES—2.6%
111,100	Halliburton Co.	$5,445

FOOD & STAPLES RETAILING—2.8%
100,000	Walgreen Co.	5,735

FOOD PRODUCTS—6.6%
88,400	General Mills Inc.	4,245
41,200	Hershey Co.	4,095
145,000	Unilever NV (NET)	5,415

		13,755

HEALTH CARE EQUIPMENT & SUPPLIES—6.9%
70,900	Baxter International Inc.	4,842
71,000	Covidien plc	4,845
83,200	Medtronic Inc.	4,706

		14,393

HOUSEHOLD DURABLES—3.2%
168,000	Lennar Corp.	6,747

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
270,000	AES Corp.	3,796

INDUSTRIAL CONGLOMERATES—2.4%
196,800	General Electric Co.	4,946

INSURANCE—1.2%
104,000	Progressive Corp.	2,417

INTERNET SOFTWARE & SERVICES—3.0%
118,000	eBay Inc.*	6,278

MACHINERY—6.6%
45,500	Deere & Co.	3,911
91,000	Oshkosh Corp.	4,927
50,100	SPX Corp.	4,988

		13,826

MEDIA—2.9%
94,800	Time Warner Inc.	5,956

OIL, GAS & CONSUMABLE FUELS—7.3%
53,200	Hess Corp.	4,016
97,200	Phillips 66	7,105
24,800	Pioneer Natural Resources Co.	4,199

		15,320

PERSONAL PRODUCTS—1.6%
250,000	Coty Inc.	3,372

PHARMACEUTICALS—2.6%
109,000	AbbVie Inc.	5,366

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
114,400	Texas Instruments Inc.	4,851

SOFTWARE—7.5%
95,000	Adobe Systems Inc.*	5,623
139,000	Microsoft Corp.	5,261
130,000	Oracle Corp.	4,797

		15,681

SPECIALTY RETAIL—2.9%
79,000	Home Depot Inc.	6,071

TOTAL COMMON STOCKS (Cost $147,972)		202,872

11

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—3.2%
(Cost $6,762)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$6,762	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $6,901)	$6,762

TOTAL INVESTMENTS—100.3% (Cost $154,734)		209,634

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(537)

TOTAL NET ASSETS—100.0%		$209,097

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $6,762 and holdings in the Commercial Banks category valued at $5,360 are classified as Level 2. All other holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

JP	Japan

NET	Netherlands

SP	Spain

SWS	Switzerland

UK	United Kingdom

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.4%)

COMMON STOCKS—98.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—3.8%
2,700	Engility Holdings Inc.*	$103
49,400	Exelis Inc.	968
12,100	L-3 Communications Holdings Inc.	1,344
11,400	Northrop Grumman Corp.	1,317
11,800	Raytheon Co.	1,122

		4,854

AIR FREIGHT & LOGISTICS—0.4%
16,000	Atlas Air Worldwide Holdings Inc.*	565

AUTO COMPONENTS—2.6%
12,800	Autoliv Inc.	1,161
13,700	Lear Corp.	991
14,800	TRW Automotive Holdings Corp.*	1,097

		3,249

BIOTECHNOLOGY—1.2%
9,900	Myriad Genetics Inc.*	273
11,700	United Therapeutics Corp.*	1,201

		1,474

CAPITAL MARKETS—2.3%
19,400	Ameriprise Financial Inc.	2,050
13,400	State Street Corp.	897

		2,947

CHEMICALS—2.7%
15,100	Cabot Corp.	735
3,900	CF Industries Holdings Inc.	900
48,300	Huntsman Corp.	1,059
28,300	Olin Corp.	728

		3,422

COMMERCIAL BANKS—4.6%
33,500	Banco Latinoamericano de Comercio Exterior SA (PA)	851
63,100	Fifth Third Bancorp.	1,326
106,000	Huntington Bancshares Inc.	961
125,000	KeyCorp.	1,595
4,800	PNC Financial Services Group Inc.	384
72,800	Regions Financial Corp.	740

		5,857

COMMERCIAL SERVICES & SUPPLIES—1.3%
26,600	Pitney Bowes Inc.	670
51,800	R.R. Donnelley & Sons Co.	957

		1,627

COMMUNICATIONS EQUIPMENT—2.0%
115,600	Brocade Communications Systems Inc.*	1,080
20,700	Harris Corp.	1,435

		2,515

COMPUTERS & PERIPHERALS—2.9%
16,100	Lexmark International Inc.	631
25,600	Seagate Technology plc (IE)	1,353
19,200	Western Digital Corp.	1,655

		3,639

CONSTRUCTION & ENGINEERING—1.5%
22,500	AECOM Technology Corp.*	645
20,600	Tutor Perini Corp.*	466
16,300	URS Corp.	818

		1,929

CONSUMER FINANCE—1.8%
6,400	Capital One Financial Corp.	452
15,000	Discover Financial Services	805

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
CONSUMER FINANCE—Continued
9,000	Nelnet Inc.	$335
31,400	SLM Corp.	715

		2,307

CONTAINERS & PACKAGING—1.6%
18,900	Owens-Illinois Inc.*	605
14,600	Rock-Tenn Co.	1,482

		2,087

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
100,400	Vonage Holdings Corp.*	463

ELECTRIC UTILITIES—4.6%
32,900	American Electric Power Co. Inc.	1,606
40,000	Edison International	1,926
31,000	Entergy Corp.	1,954
13,800	Portland General Electric Co.	417

		5,903

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
30,800	Ingram Micro Inc.*	771
20,500	TE Connectivity Ltd. (SWS)	1,158
11,900	Tech Data Corp.*	642
23,300	Vishay Intertechnology Inc.*	316

		2,887

ENERGY EQUIPMENT & SERVICES—2.7%
23,200	Helmerich & Payne Inc.	2,043
108,600	Hercules Offshore Inc.*	541
29,700	Nabors Industries Ltd. (BM)	507
14,400	Superior Energy Services Inc.	340

		3,431

FOOD & STAPLES RETAILING—1.3%
32,500	Kroger Co.	1,173
16,000	Safeway Inc.	500

		1,673

FOOD PRODUCTS—3.3%
28,500	Archer Daniels Midland Co.	1,125
4,000	Bunge Ltd. (BM)	303
14,900	Fresh Del Monte Produce Inc.	394
15,200	Ingredion Inc.	947
37,700	Tyson Foods Inc.	1,410

		4,179

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
9,000	Greatbatch Inc.*	383
10,900	St Jude Medical Inc.	662
12,700	Zimmer Holdings Inc.	1,193

		2,238

HEALTH CARE PROVIDERS & SERVICES—3.8%
22,400	Aetna Inc.	1,531
23,700	Cardinal Health Inc.	1,612
8,100	CIGNA Corp.	699
11,900	Community Health Systems Inc.*	493
28,200	Kindred Healthcare Inc.	534

		4,869

HOTELS, RESTAURANTS & LEISURE—0.5%
12,000	Brinker International Inc.	580

HOUSEHOLD DURABLES—1.7%
9,700	Harman International Industries Inc.	1,003
9,100	Whirlpool Corp.	1,213

		2,216

HOUSEHOLD PRODUCTS—0.4%
6,000	Energizer Holdings Inc.	$567

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
118,100	AES Corp.	1,660

INSURANCE—10.8%
7,400	Aflac Inc.	464
3,800	Allied World Assurance Co. Holdings AG (SWS)	391
15,600	Allstate Corp.	799
16,900	American Equity Investment Life Holding Co.	371
16,600	American Financial Group Inc.	912
14,700	Aspen Insurance Holdings Ltd. (BM)	572
7,500	Endurance Specialty Holdings Ltd. (BM)	393
12,400	Everest Re Group Ltd. (BM)	1,795
36,200	Hartford Financial Services Group Inc.	1,204
17,300	Horace Mann Educators Corp.	483
26,100	Lincoln National Corp.	1,253
12,900	PartnerRe Ltd. (BM)	1,266
13,400	Principal Financial Group	584
13,500	Protective Life Corp.	662
5,800	StanCorp Financial Group Inc.	373
18,128	Tower Group International Ltd. (BM)	45
28,800	Unum Group	927
33,900	Validus Holdings Ltd. (BM)	1,218

		13,712

IT SERVICES—1.9%
33,400	Amdocs Ltd.	1,445
34,100	Convergys Corp.	694
4,100	Leidos Holdings Inc.	186
2,342	Science Applications International Corp.	87

		2,412

LEISURE EQUIPMENT & PRODUCTS—0.4%
42,200	Smith & Wesson Holding Corp.*	552

MACHINERY—2.9%
27,800	AGCO Corp.	1,482
22,300	Briggs & Stratton Corp.	470
9,000	Timken Co.	507
20,400	Trinity Industries Inc.	1,188

		3,647

MEDIA—1.1%
38,600	Gannett Inc.	1,063
48,300	Journal Communications Inc.*	385

		1,448

METALS & MINING—0.5%
9,200	Cliffs Natural Resources Inc.	178
6,400	Reliance Steel & Aluminum Co.	447

		625

MULTILINE RETAIL—2.5%
9,600	Dillard’s Inc.	838
19,500	Kohl’s Corp.	988
25,700	Macy’s Inc.	1,367

		3,193

MULTI-UTILITIES—3.6%
55,900	Avista Corp.	1,612
59,200	Public Service Enterprise Group Inc.	1,974
21,500	Scana Corp.	1,016

		4,602

OFFICE ELECTRONICS—1.2%
134,700	Xerox Corp.	1,461

14

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
OIL, GAS & CONSUMABLE FUELS—6.7%
26,500	Energy XXI Bermuda Ltd. (BM)	$608
19,500	Hess Corp.	1,472
13,400	Marathon Oil Corp.	439
15,300	Marathon Petroleum Corp.	1,332
22,100	Murphy Oil Corp.	1,251
18,300	Tesoro Corp.	943
2,288	USEC Inc.*	10
31,600	Valero Energy plc	1,615
21,400	Western Refining Inc.	837

		8,507

PAPER & FOREST PRODUCTS—1.6%
19,000	Domtar Corp.	2,041

PERSONAL PRODUCTS—0.3%
5,800	Usana Health Sciences Inc.*	347

PHARMACEUTICALS—0.7%
13,200	Questcor Pharmaceuticals Inc.	885

REAL ESTATE INVESTMENT TRUSTS (REITs)—8.5%
125,000	Brandywine Realty Trust	1,781
25,900	CBL & Associates Properties Inc.	440
51,308	CommonWealth REIT	1,261
50,600	Hospitality Properties Trust	1,300
72,600	Inland Real Estate Corp.	765
68,600	Lexington Realty Trust	742
113,100	MFA Financial Inc.	825
43,500	OMEGA Healthcare Investors Inc.	1,389
23,800	PennyMac Mortgage Investment Trust	561
69,900	Sunstone Hotel Investors Inc.	897
89,300	Two Harbors Investment Corp.	878

		10,839

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
93,100	Amkor Technology Inc.*	494
44,300	Marvell Technology Group Ltd. (BM)	661

		1,155

SOFTWARE—1.3%
50,000	CA Inc.	$1,604

SPECIALTY RETAIL—0.7%
3,511	CST Brands Inc.	112
22,300	GameStop Corp.	782
20,500	RadioShack Corp.*	49

		943

TOBACCO—0.2%
5,300	Universal Corp.	272

TOTAL COMMON STOCKS (Cost $98,453)		125,383

SHORT-TERM INVESTMENTS—1.5%
(Cost $1,961)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,961	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $2,002)	1,961

TOTAL INVESTMENTS—100.1% (Cost $100,414)		127,344

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(98)

TOTAL NET ASSETS—100.0%		$127,246

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,961 are classified as Level 2. All other holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

BM	Bermuda

IE	Ireland

PA	Panama

SWS	Switzerland

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.9%)

COMMON STOCKS—98.1%

Shares		Value (000s)
AEROSPACE & DEFENSE—6.8%
453,810	Hexcel Corp.*	$18,915
149,188	Moog Inc.*	8,960
94,905	Teledyne Technologies Inc.*	8,719

		36,594

CAPITAL MARKETS—5.6%
205,358	Eaton Vance Corp.	7,818
262,703	Raymond James Financial Inc.	13,374
205,217	Stifel Financial Corp.*	9,266

		30,458

CHEMICALS—4.0%
129,525	Scotts Miracle-Gro Co.	7,692
197,350	Valspar Corp.	13,870

		21,562

COMMERCIAL BANKS—2.5%
289,664	Trustmark Corp.	$6,882
214,540	United Bankshares Inc.	6,413

		13,295

CONSTRUCTION & ENGINEERING—1.3%
135,175	URS Corp.	6,786

CONSUMER FINANCE—1.2%
170,974	Cash America International Inc.	6,280

ELECTRICAL EQUIPMENT—5.3%
241,860	EnerSys	16,461
307,095	Franklin Electric Co. Inc.	12,235

		28,696

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—8.3%
388,298	Checkpoint Systems Inc.*	5,180
121,878	Coherent Inc.*	8,146
330,406	FLIR Systems Inc.	10,481
159,667	Itron Inc.*	6,447
113,008	Littelfuse Inc.	10,114
253,623	Sanmina Corp.*	4,241

		44,609

ENERGY EQUIPMENT & SERVICES—8.0%
230,786	Bristow Group Inc.	16,568
105,970	Core Laboratories NV	18,960
664,223	Newpark Resources Inc.*	7,546

		43,074

GAS UTILITIES—4.5%
110,838	Oneok Inc.	7,591
159,429	South Jersey Industries Inc.	8,504
216,368	WGL Holdings Inc.	8,175

		24,270

HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
319,372	Cantel Medical Corp.	10,124

HEALTH CARE PROVIDERS & SERVICES—4.6%
117,405	Centene Corp.*	7,115
330,977	Healthways Inc.*	5,067
223,254	Mednax Inc.*	12,422

		24,604

HOTELS, RESTAURANTS & LEISURE—2.8%
206,985	International Speedway Corp.	6,949
200,170	Life Time Fitness Inc.*	8,239

		15,188

HOUSEHOLD DURABLES—2.3%
38,211	Helen of Troy Ltd.*	2,103
209,595	Meritage Homes Corp.*	10,180

		12,283

INSURANCE—8.7%
415,279	American Equity Investment Life Holding Co.	9,115
186,080	Horace Mann Educators Corp.	5,192
259,995	Protective Life Corp.	12,742
142,010	Reinsurance Group of America Inc.	10,604
142,475	State Auto Financial Corp.	2,733
272,075	United Fire Group Inc.	6,829

		47,215

INTERNET SOFTWARE & SERVICES—0.8%
259,044	Digital River Inc.*	4,554

16

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
IT SERVICES—3.3%
150,155	Global Payments Inc.	$9,924
497,593	Sapient Corp.*	7,976

		17,900

LIFE SCIENCES TOOLS & SERVICES—2.0%
116,100	Covance Inc.*	10,978

MACHINERY—4.6%
138,355	Snap-on Inc.	13,856
199,465	Timken Co.	11,236

		25,092

METALS & MINING—1.4%
229,615	AMCOL International Corp.	7,823

OIL, GAS & CONSUMABLE FUELS—0.9%
401,868	Swift Energy Co.*	4,975

REAL ESTATE INVESTMENT TRUSTS (REITs)—3.1%
599,083	First Potomac Realty Trust	7,824
680,123	Medical Properties Trust Inc.	9,025

		16,849

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
229,154	Cabot Microelectronics Corp.*	9,239
824,354	Entegris Inc.*	8,672
236,670	Monolithic Power Systems Inc.*	7,737

		25,648

SOFTWARE—0.7%
274,410	Epiq Systems Inc.	3,941

SPECIALTY RETAIL—1.3%
259,280	Aaron’s Inc.	6,972

THRIFTS & MORTGAGE FINANCE—0.9%
370,915	Astoria Financial Corp.	$4,911

TRADING COMPANIES & DISTRIBUTORS—4.3%
239,545	CAI International Inc.*	4,956
222,682	GATX Corp.	12,893
119,214	TAL International Group Inc.	5,130

		22,979

WIRELESS TELECOMMUNICATION SERVICES—2.3%
133,295	SBA Communications Corp.*	12,363

TOTAL COMMON STOCKS (Cost $311,117)		530,023

SHORT-TERM INVESTMENTS—1.9%
(Cost $10,204)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$10,204	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $1,369) and at 0.000% collateralized by U.S. Treasury Notes (market value $9,039)	10,204

TOTAL INVESTMENTS—100.0% (Cost $321,321)		540,227

CASH AND OTHER ASSETS, LESS LIABILITIES—0.00%		(255)

TOTAL NET ASSETS—100.0%		$539,972

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $10,204 are classified as Level 2. All other holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

The accompanying notes are an integral part of the Portfolio of Investments.

17

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets of exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Mid Cap Growth Fund and Harbor Small Cap Growth Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund and Harbor Small Cap Growth Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, clarified ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2014 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$14,579,153	$8,200,165	$(29,127)	$8,171,038
Harbor Mid Cap Growth Fund	614,118	147,294	(15,015)	132,279
Harbor Small Cap Growth Fund	503,803	162,876	(6,064)	156,812
VALUE FUNDS
Harbor Large Cap Value Fund*	$154,734	$55,936	$(1,036)	$54,900
Harbor Mid Cap Value Fund*	100,414	30,407	(3,477)	26,930
Harbor Small Cap Value Fund	321,321	226,779	(7,873)	218,906

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

21

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800.422.1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Shanna J. Palmersheim

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.DE.0114

Quarterly Schedule of Portfolio Holdings

January 31, 2014

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.5%)

COMMON STOCKS—94.6%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.2%
52,785,873	Rolls-Royce Holdings plc (UK)*	$1,028,102

AUTO COMPONENTS—0.6%
18,763,853	Pirelli & C. SpA (IT)	301,778

AUTOMOBILES—3.2%
10,508,368	Daimler AG (GER)	877,720
11,310,900	Toyota Motor Corp. (JP)	647,205

		1,524,925

BEVERAGES—7.3%
10,526,351	Anheuser-Busch InBev NV (BEL)	1,008,874
36,981,852	Diageo plc (UK)	1,096,740
10,734,208	Heineken NV (NET)	653,990
6,745,772	Pernod Ricard SA (FR)	724,434

		3,484,038

BUILDING PRODUCTS—1.7%
13,478,692	Compagnie de Saint-Gobain (FR)	706,857
3,585,200	LIXIL Group Corp. (JP)	92,367

		799,224

CAPITAL MARKETS—1.6%
38,663,315	UBS AG (SWS)*	766,859

CHEMICALS—4.6%
2,330,219	Air Liquide SA (FR)	292,441
4,801,614	Linde AG (GER)	907,349
12,872,914	Potash Corp. of Saskatchewan Inc. (CAN)	403,319
1,664,500	Syngenta AG (SWS)	588,454

		2,191,563

COMMERCIAL BANKS—12.1%
114,735,631	Banco Bilbao Vizcaya Argentaria SA (SP)	$1,368,657
77,550,782	Banco Santander SA (SP)	667,184
15,568,555	DBS Group Holdings Ltd. (SGP)	201,060
12,078,975	Erste Group Bank AG (AUT)	438,258
331,771,380	Intesa Sanpaolo SpA (IT)	894,177
31,372,005	Itau Unibanco Holding SA ADR (BR)[1]	383,993
943,794,318	Lloyds Banking Group plc (UK)*	1,287,090
31,293,891	United Overseas Bank Ltd. (SGP)	489,336

		5,729,755

CONSTRUCTION MATERIALS—2.9%
28,049,304	CRH plc (IE)	721,858
8,823,981	Holcim Ltd. (SWS)*	640,466

		1,362,324

DIVERSIFIED FINANCIAL SERVICES—1.4%
20,602,145	Investor AB (SW)	666,074

ELECTRICAL EQUIPMENT—5.1%
25,109,683	ABB Ltd. (SWS)*	624,561
9,164,331	Legrand SA (FR)	485,773
16,460,570	Schneider Electric SA (FR)	1,326,227

		2,436,561

FOOD PRODUCTS—3.2%
9,934,912	Danone (FR)	655,884
11,790,409	Nestle SA (SWS)	854,466

		1,510,350

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
4,301,430	Essilor International SA (FR)	431,643

HEALTH CARE PROVIDERS & SERVICES—1.6%
4,366,990	Fresenius Medical Care AG & Co. KGaA (GER)	307,747
2,795,256	Fresenius SE & Co. KGaA (GER)	436,344

		744,091

HOTELS, RESTAURANTS & LEISURE—2.0%
11,028,426	Accor SA (FR)	525,725
130,380,700	Genting Bhd (MAL)	405,748

		931,473

HOUSEHOLD PRODUCTS—0.9%
5,365,622	Reckitt Benckiser Group plc (UK)	401,738

INDUSTRIAL CONGLOMERATES—0.7%
125,299,947	Sime Darby Berhad (MAL)	336,706

INSURANCE—5.0%
6,365,290	Allianz SE (GER)	1,058,168
50,254,088	AXA SA (FR)	1,318,212

		2,376,380

MACHINERY—8.3%
31,731,795	Atlas Copco AB (SW)	859,789
5,744,500	FANUC Corp. (JP)	930,951
12,776,500	Komatsu Ltd. (JP)	269,697
29,528,714	Sandvik AB (SW)	413,102
3,198,500	SMC Corp. (JP)	801,074
49,961,776	Volvo AB (SW)	660,591

		3,935,204

MEDIA—2.7%
11,185,700	Dentsu Inc. (JP)	438,776
8,446,271	JC Decaux SA (FR)	360,187
26,701,254	Pearson plc (UK)	487,834

		1,286,797

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
METALS & MINING—4.0%
9,108,123	Anglo American plc (UK)	$214,760
8,698,308	Anglo American plc ADR (UK)[1]	102,031
11,093,119	Barrick Gold Corp. (CAN)	213,876
25,242,618	Freeport-McMoRan Copper & Gold Inc. (US)	818,113
104,866,949	Glencore Xstrata plc (UK)	552,907

		1,901,687

OIL, GAS & CONSUMABLE FUELS—3.3%
45,682,648	BG Group plc (UK)	767,830
225,888,000	PetroChina Co. Ltd. (CHN)	217,758
12,043,093	Royal Dutch Shell plc (NET)	415,936
2,685,443	Royal Dutch Shell plc ADR (NET)[1]	185,564

		1,587,088

PERSONAL PRODUCTS—1.5%
4,446,174	L’Oreal SA (FR)	729,948

PHARMACEUTICALS—7.3%
13,517,679	Novartis AG (SWS)	1,068,448
28,589,155	Novo Nordisk AS (DEN)	1,132,519
4,662,879	Roche Holding AG (SWS)	1,279,333

		3,480,300

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
2,980,406	Unibail-Rodamco SE (FR)	717,300

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
38,944,000	Cheung Kong Holdings Ltd. (HK)	579,194
47,823,000	Hang Lung Properties Ltd. (HK)	134,035
891,000	Mitsubishi Estate Co. Ltd. (JP)	21,884

		735,113

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
34,859,049	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	589,815

SOFTWARE—2.3%
14,226,470	SAP AG (GER)	1,088,462

TEXTILES, APPAREL & LUXURY GOODS—2.3%
9,166,906	Cie Financiere Richemont SA (SWS)	847,984
1,239,159	LVMH Moet Hennessy Louis Vuitton SA (FR)	220,439

		1,068,423

TOBACCO—1.6%
24,927,000	Japan Tobacco Inc. (JP)	769,482

TOTAL COMMON STOCKS (Cost $31,769,728)		44,913,203

PREFERRED STOCKS—0.8%
(Cost $106,377)
Shares		Value (000s)
COMMERCIAL BANKS—0.8%
37,474,317	Banco Bradesco SA (BR)	$404,691

RIGHTS/WARRANTS—0.1%
No. of Contracts
COMMERCIAL BANKS—0.0%
	Banco Santander SA (SP)
77,550,782	02/07/2014	15,591

HOTELS, RESTAURANTS & LEISURE—0.1%
	Genting Bhd (MAL)
30,633,782	$7.96–12/18/2018	26,730

TOTAL RIGHTS/WARRANTS (Cost $30,469)		42,321

SHORT-TERM INVESTMENTS—4.1%
Principal Amount (000s)
COMMERCIAL PAPER
	Exxon Mobil Corp.
$275,000	0.030%–02/04/2014-02/10/2014	275,000
550,000	0.040%–02/03/2014-02/19/2014	550,000
364,000	0.050%–02/03/2014-02/13/2014	364,000
150,000	0.060%–02/13/2014-02/24/2014	150,000

		1,339,000

	General Electric Co.
569,448	0.040%–02/07/2014-02/24/2014	569,448
	Toyota Motor Credit
25,000	0.040%–02/12/2014	25,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,933,448)		1,933,448

TOTAL INVESTMENTS—99.6% (Cost $33,840,022)		47,293,663

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		181,169

TOTAL NET ASSETS—100.0%		$47,474,832

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$287,595	$35,881,219	$—	$36,168,814
Latin America	383,993	—	—	383,993
North America	1,435,308	—	—	1,435,308
Pacific Basin	589,815	6,335,273	—	6,925,088
Preferred Stocks
Latin America	—	404,691	—	404,691
Rights/Warrants
Europe	—	15,591	—	15,591
Pacific Basin	—	26,730	—	26,730
Short-Term Investments
Commercial Paper	—	1,933,448	—	1,933,448

Total Investments in Securities	$2,696,711	$44,596,952	$—	$47,293,663

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2014 (000s)
Preferred Stocks	$7,231	$—	$(7,291)	$—	$—	$60	$—	$—	$—

There were no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund's derivative instruments categorized by risk exposure as of January 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$42,321	$—

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 1.5%)

COMMON STOCKS—98.5%

Shares		Value (000s)
AUTOMOBILES—1.2%
12,692	Mahindra & Mahindra Ltd. (IND)	$180
173,382	Mahindra & Mahindra Ltd. GDR (IND)[1]	2,462

		2,642

BEVERAGES—6.4%
99,500	Asahi Group Holdings Ltd. (JP)	2,706
46,499	Carlsberg AS (DEN)	4,540
67,792	Coca-Cola Enterprises Inc. (US)	2,935
374,493	Treasury Wine Estates Ltd. (AUS)	1,198
332,000	Tsingtao Brewery Co. Ltd. (CHN)	2,433

		13,812

BIOTECHNOLOGY—0.9%
221,650	Mesoblast Ltd. (AUS)*	1,140
205,344	Protalix Bio Therapeutics Inc. (IL)*	873

		2,013

BUILDING PRODUCTS—1.2%
9,249	Geberit AG (SWS)*	2,681

CAPITAL MARKETS—3.0%
201,526	Hargreaves Lansdown plc (UK)	$4,915
84,136	UBS AG (SWS)*	1,669

		6,584

CHEMICALS—1.9%
75,683	Johnson Matthey plc (UK)	4,012

COMMERCIAL BANKS—8.4%
6,305,000	Bank Negara Indonesia Persero Tbk PT (IDR)	2,261
411,500	BOC Hong Kong Holdings Ltd. (HK)	1,253
118,900	Itau Unibanco Holding SA ADR (BR)[2]	1,455
103,462	Standard Chartered plc (UK)	2,103
113,115	Svenska Handelsbanken AB (SW)	5,368
848,385	Turkiye Garanti Bankasi AS ADR (TUR)[2]	2,372
220,000	United Overseas Bank Ltd. (SGP)	3,440

		18,252

COMMERCIAL SERVICES & SUPPLIES—0.9%
259,006	Brambles Ltd. (AUS)	2,042

DIVERSIFIED FINANCIAL SERVICES—6.3%
32,464	Corp. Financiera Alba SA (SP)	1,855
71,717	Exor SpA (IT)	2,805
159,985	Investment AB Kinnevik (SW)	6,270
81,717	Investor AB (SW)	2,642

		13,572

ELECTRICAL EQUIPMENT—0.8%
31,510	Legrand SA (FR)	1,670

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
468,061	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	2,526

ENERGY EQUIPMENT & SERVICES—1.3%
57,274	AMEC plc (UK)	968
183,181	John Wood Group plc (UK)	1,929

		2,897

FOOD & STAPLES RETAILING—5.2%
286,031	Clicks Group Ltd. (S. AFR)	1,468
23,655	Colruyt SA (BEL)	1,342
481,344	Distribuidora Internacional de Alimentacion SA (SP)	3,955
1,290,800	Puregold Price Club Inc. (PHIL)	1,092
666,800	Wal-Mart de Mexico SAB de CV (MEX)	1,595
58,018	Woolworths Ltd. (AUS)	1,730

		11,182

FOOD PRODUCTS—3.2%
55,939	Nestle SA (SWS)	4,054
76,274	Unilever plc (UK)	2,927

		6,981

HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
12,899	BioMerieux (FR)	1,356
73,669	Cochlear Ltd. (AUS)	3,689
45,600	Mindray Medical International Ltd. ADR (CHN)[2]	1,598
88,800	Olympus Corp. (JP)*	2,609

		9,252

HOTELS, RESTAURANTS & LEISURE—3.0%
504,837	Aristocrat Leisure Ltd. (AUS)	2,010
660,000	Cafe de Coral Holdings Ltd. (HK)	2,023
339,214	Mitchells & Butlers plc (UK)*	2,507

		6,540

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
INDUSTRIAL CONGLOMERATES—0.9%
61,000	Jardine Strategic Holdings Ltd. (SGP)	$1,980

INSURANCE—3.0%
179,400	MS&AD Insurance Group Holdings (JP)	4,156
10,093	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	2,330

		6,486

INTERNET & CATALOG RETAIL—6.1%
57,183	ASOS plc (UK)*	5,866
294,300	Rakuten Inc. (JP)	4,815
760,928	Trade Me Group Ltd. (NZ)	2,511

		13,192

INTERNET SOFTWARE & SERVICES—1.7%
23,900	Baidu Inc ADR (CHN)*[2]	3,740

IT SERVICES—0.1%
51,801	Recall Holdings Ltd. (AUS)*	204

LEISURE EQUIPMENT & PRODUCTS—2.6%
36,900	Sankyo Co. Ltd. (JP)	1,746
42,600	Shimano Inc. (JP)	3,795

		5,541

LIFE SCIENCES TOOLS & SERVICES—1.2%
10,402	Mettler-Toledo International Inc. (SWS)*	2,562

MACHINERY—10.1%
164,056	Atlas Copco AB (SW)	4,095
286,408	CNH Industrial NV (IT)*	3,005
63,664	Kone OYJ (FIN)	2,583
150,286	Scania AB (SW)	3,071
15,909	Schindler Holding AG (SWS)	2,304
8,100	SMC Corp. (JP)	2,029
139,800	THK Co. Ltd. (JP)	3,030
50,114	Weir Group plc (UK)	1,723

		21,840

MEDIA—3.4%
38,424	Naspers Ltd. (S. AFR)	3,953
81,671	Rightmove plc (UK)	3,398

		7,351

METALS & MINING—1.5%
80,795	BHP Billiton plc (UK)	2,379
301,003	Kazakhmys plc (UK)	878

		3,257

OIL, GAS & CONSUMABLE FUELS—3.1%
298,505	BG Group plc (UK)	5,017
30,978	Total SA (FR)	1,768

		6,785

PERSONAL PRODUCTS—1.1%
73,100	Kao Corp. (JP)	$2,317

PHARMACEUTICALS—5.3%
116,968	Novo Nordisk AS (DEN)	4,633
25,134	Roche Holding AG (SWS)	6,896

		11,529

PROFESSIONAL SERVICES—2.3%
57,251	Intertek Group plc (UK)	2,662
216,936	Seek Ltd. (AUS)	2,355

		5,017

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
457,844	Imagination Technologies Group plc (UK)*	1,291
3,162	Samsung Electronics Co. Ltd. (S. KOR)	3,744
85,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	1,448

		6,483

SPECIALTY RETAIL—1.5%
21,847	Inditex SA (SP)	3,254

TEXTILES, APPAREL & LUXURY GOODS—1.7%
17,277	Adidas AG (GER)	1,926
1,198,000	Li & Fung Ltd. (HK)	1,665

		3,591

TOBACCO—0.8%
44,978	Imperial Tobacco Group plc (UK)	1,641

TOTAL COMMON STOCKS (Cost $212,363)		213,428

SHORT-TERM INVESTMENTS—1.1%
(Cost $2,479)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$2,479	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $2,533)	2,479

TOTAL INVESTMENTS—99.6% (Cost $214,842)		215,907

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		772

TOTAL NET ASSETS—100.0%		$216,679

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$5,421	$—	$5,421
Europe	2,562	120,330	—	122,892
Latin America	3,050	—	—	3,050
Middle East/Central Asia	873	2,642	—	3,515
North America	2,935	—	—	2,935
Pacific Basin	6,990	68,625	—	75,615
Short-Term Investments
Repurchase Agreements	—	2,479	—	2,479

Total Investments in Securities	$16,410	$199,497	$—	$215,907

There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 51.9%)

COMMON STOCKS—48.1%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.3%
800	Boeing Co. (US)	$100

AIRLINES—2.5%
3,056	American Airlines Group Inc. (US)*	103
12,576	International Consolidated Airlines Group SA (UK)*	86

		189

AUTOMOBILES—1.7%
931	Daimler AG (GER)	78
3,296	Peugeot SA (FR)*	50

		128

CHEMICALS—2.4%
1,562	Akzo Nobel NV (NET)	112
1,300	Shin-Etsu Chemical Co. Ltd. (JP)	72

		184

COMMERCIAL BANKS—3.9%
16,992	Barclays plc (UK)	76
732	BNP Paribas SA (FR)	57
6,800	HSBC Holdings plc (UK)	70
2,100	Wells Fargo & Co. (US)	95

		298

COMPUTERS & PERIPHERALS—1.0%
3,100	EMC Corp. (US)	75

DIVERSIFIED CONSUMER SERVICES—0.9%
2,000	Apollo Group Inc. (US)*	65

DIVERSIFIED FINANCIAL SERVICES—2.2%
2,300	Citigroup Inc. (US)	109
1,054	JP Morgan Chase & Co. (US)	58

		167

ELECTRIC UTILITIES—0.9%
2,110	Korea Electric Power Corp. (S. KOR)*	69

ELECTRICAL EQUIPMENT—0.6%
1,910	ABB Ltd. (SWS)*	47

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
7,000	Hitachi Ltd. (JP)	53

Shares		Value (000s)
ENERGY EQUIPMENT & SERVICES—2.1%
1,100	National Oilwell Varco Inc. (US)	$83
848	Technip SA (FR)	72

		155

HEALTH CARE PROVIDERS & SERVICES—1.5%
1,600	UnitedHealth Group Inc. (US)	116

HOTELS, RESTAURANTS & LEISURE—0.7%
1,400	Carnival Corp. (US)	55

INDUSTRIAL CONGLOMERATES—1.8%
8,000	SembCorp Industries Ltd. (SGP)	33
839	Siemens AG (GER)	106

		139

INSURANCE—2.0%
5,698	Aviva plc (UK)	42
100	Fairfax Financial Holdings Ltd. (CAN)	38
2,621	First American Financial Corp. (US)	68

		148

IT SERVICES—0.9%
4,400	Western Union Co. (US)	68

MACHINERY—0.5%
11,000	SembCorp Marine Ltd. (SGP)	35

MEDIA—1.7%
4,162	Reed Elsevier NV (NET)	86
600	Walt Disney Co. (US)	43

		129

OIL, GAS & CONSUMABLE FUELS—4.3%
900	Anadarko Petroleum Corp. (US)	73
55,000	CNOOC Ltd. (CHN)	85
2,200	Imperial Oil Ltd. (CAN)	90
2,198	Royal Dutch Shell plc (UK)	76

		324

PHARMACEUTICALS—3.9%
800	Johnson & Johnson (US)	71
1,529	Novartis AG (SWS)	121
1,090	Sanofi AS (FR)	106

		298

PROFESSIONAL SERVICES—0.8%
8,561	Michael Page International plc (UK)	63

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
5,700	Link REIT (HK)	26

SOFTWARE—2.9%
3,100	Microsoft Corp. (US)	118
2,800	Oracle Corp. (US)	103

		221

TOBACCO—2.3%
2,000	Altria Group Inc. (US)	70
1,363	British American Tobacco plc (UK)	65
700	Lorillard Inc. (US)	35

		170

TRANSPORTATION INFRASTRUCTURE—1.0%
23,206	China Merchants Holdings International Co. Ltd. (HK)	79

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
WIRELESS TELECOMMUNICATION SERVICES—3.2%
1,300	KDDI Corp. (JP)	$72
376	SK Telecom Co. Ltd. (S. KOR)	76
25,703	Vodafone Group plc (UK)	95

		243

TOTAL COMMON STOCKS (Cost $3,133)		3,644

SHORT-TERM INVESTMENTS—48.8%
(Cost $3,694)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$3,694	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $3,770)	$3,694

TOTAL INVESTMENTS—96.9% (Cost $6,827)		7,338

CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		236

TOTAL NET ASSETS—100.0%		$7,574

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$1,408	$—	$1,408
North America	1,636	—	—	1,636
Pacific Basin	—	600	—	600
Short-Term Investments
Repurchase Agreements	—	3,694	—	3,694

Total Investments in Securities	$1,636	$5,702	$—	$7,338

There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 10.1%)

COMMON STOCKS—89.9%

Shares		Value (000s)
AEROSPACE & DEFENSE—12.5%
15,185	European Aeronautic Defense and Space Co. NV (FR)	$1,076
5,818	Lockheed Martin Corp. (US)	878
60,409	Rolls-Royce Holdings plc (UK)*	1,176
5,599	Zodiac Aerospace (FR)	988

		4,118

AUTOMOBILES—4.7%
8,176	Bayerische Motoren Werke AG (GER)	888
23,303	Tata Motors Ltd. ADR (IND)[1]	649

		1,537

BIOTECHNOLOGY—13.4%
5,179	Biogen Idec Inc. (US)*	1,619
5,690	Celgene Corp. (US)*	865
12,283	Celldex Therapeutics Inc. (US)*	317
19,719	Gilead Sciences Inc. (US)*	1,590

		4,391

CHEMICALS—3.1%
9,500	Monsanto Co. (US)	1,012

COMMERCIAL BANKS—1.3%
8,908	First Republic Bank (US)	432

ENERGY EQUIPMENT & SERVICES—3.0%
11,145	Schlumberger Ltd. (US)	976

FOOD & STAPLES RETAILING—3.3%
11,917	PriceSmart Inc. (US)	1,083

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
14,946	Novadaq Technologies Inc. (CAN)*	306

HOTELS RESTAURANTS & LEISURE—5.4%
220,400	Alsea SAB de CV (MEX)*	658
146,400	Sands China Ltd. (CHN)	1,126

		1,784

HOTELS, RESTAURANTS & LEISURE—5.7%
6,636	Las Vegas Sands Corp. (US)	508
7,925	Starbucks Corp. (US)	564
10,822	Starwood Hotels & Resorts Worldwide Inc. (US)	808

		1,880

INTERNET & CATALOG RETAIL—1.1%
13,474	Qunar Cayman Islands Ltd. ADR (CYM )*[1]	$351

INTERNET SOFTWARE & SERVICES—7.0%
18,237	Facebook Inc. (US)*	1,141
985	Google Inc. (US)*	1,163

		2,304

MACHINERY—2.0%
8,668	Pentair Ltd. (SWS)	644

MEDIA—3.9%
19,471	Comcast Corp. (US)	1,060
24,321	SFX Entertainment Inc. (US)*	226

		1,286

PHARMACEUTICALS—4.6%
2,567	Pacira Pharmaceuticals Inc. (US)*	176
4,939	Roche Holding AG (SWS)	1,355

		1,531

PROFESSIONAL SERVICES—2.0%
10,084	Verisk Analytics Inc. (US)*	644

ROAD & RAIL—4.0%
8,796	Canadian Pacific Railway Ltd. (CAN)	1,333

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
10,930	ASML Holding NV (NET)	925

SOFTWARE—1.0%
4,547	FireEye Inc. (US)*	332

SPECIALTY RETAIL—4.0%
918	AutoZone Inc. (US)*	455
15,049	TJX Cos. Inc. (US)	863

		1,318

TEXTILES, APPAREL & LUXURY GOODS—4.2%
2,002	Hermes International (FR)	638
13,870	Luxottica Group SpA ADR (IT)[1]	729

		1,367

TOTAL COMMON STOCKS (Cost $23,742)		29,554

SHORT-TERM INVESTMENTS—11.4%
(Cost $3,735)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$3,735	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $3,811)	3,735

TOTAL INVESTMENTS—101.3% (Cost $27,477)		33,289

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.3)%		(427)

TOTAL NET ASSETS—100.0%		$32,862

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,298	$6,121	$—	$8,419
Latin America	351	658	—	1,009
Middle East/Central Asia	649	—	—	649
North America	18,351	—	—	18,351
Pacific Basin	—	1,126	—	1,126
Short-Term Investments
Repurchase Agreements	—	3,735	—	3,735

Total Investments in Securities	$21,649	$11,640	$—	$33,289

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2014 (000s)
Preferred Stocks	$10	$—	$(10)	$—	$—	$—	$—	$—	$—

There were no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 5.6%)

COMMON STOCKS—94.4%

Shares		Value (000s)

AUTOMOBILES—5.2%
31,000	Great Wall Motor Co Ltd. (CHN)	$147
1,138	Hyundai Motor Co. (S. KOR)	247
11,300	Tata Motors Ltd. ADR (IND)[1]	315

		709

BEVERAGES—3.3%
28,800	AMBEV SA ADR (BR)*[1]	188
5,333	Coca-Cola Icecek AS (TUR)	112
20,000	Tsingtao Brewery Co. Ltd. (CHN)	147

		447

CAPITAL MARKETS—1.9%
165,100	China Cinda Asset Management Co. Ltd. (CHN)*	107
270,000	Yuanta Financial Holding Co. Ltd. (TW)	150

		257

CHEMICALS—2.6%
306,000	China BlueChemical Ltd. (CHN)	168
18,018	Phosagro OAO GDR (RUS)*[2]	184

		352

COMMERCIAL BANKS—10.8%
257,000	Bank Rakyat Indonesia Persero Tbk PT (IDR)	176
451,000	China Construction Bank Corp. (CHN)	312
1,000	Credicorp Ltd. (PER)	132
23,200	Grupo Financiero Banorte SAB de CV (MEX)	147
566,000	Industrial & Commercial Bank of China Ltd. (CHN)	350
211,000	Mega Financial Holding Co. Ltd. (TW)	170
17,999	Sberbank of Russia ADR (RUS)[1]	194

		1,481

COMPUTERS & PERIPHERALS—1.7%
184,000	Lenovo Group Ltd. (CHN)	237

CONSTRUCTION MATERIALS—2.2%
24,200	Cemex SAB de CV ADR (MEX)*[1]	299

DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
8,900	Telefonica Brasil SA ADR (BR)*[1]	169

COMMON STOCKS—Continued

Shares		Value (000s)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
36,000	Delta Electronics Inc. (TW)	$197
822	Samsung SDI Co. Ltd. (S. KOR)	109

		306

FOOD & STAPLES RETAILING—2.6%
4,600	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (BR)[1]	176
3,480	Magnit OJSC GDR (RUS)[2]	183

		359

FOOD PRODUCTS—3.8%
228,500	Indofood CBP Sukses Makmur Tbk PT (IDR)*	205
70,000	Tingyi Cayman Islands Holding Corp. (CHN)	181
51,910	Universal Robina Corp. (PHIL)	135

		521

HEALTH CARE PROVIDERS & SERVICES—1.1%
40,600	Odontoprev SA (BR)*	152

HOTELS RESTAURANTS & LEISURE—4.7%
35,000	Galaxy Entertainment Group Ltd. (CHN)*	342
40,000	Sands China Ltd. (CHN)	308

		650

HOUSEHOLD DURABLES—1.3%
60,000	Haier Electronics Group Co. Ltd. (CHN)*	172

INSURANCE—5.0%
24,700	BB Seguridade Participacoes SA (BR)*	232
76,200	China Pacific Insurance Group Co. Ltd. (CHN)	275
27,056	Discovery Ltd. (S. AFR)	183

		690

INTERNET & CATALOG RETAIL—0.9%
12,147	B2W Cia Digital (BR)*	117

MACHINERY—1.0%
37,000	Weichai Power Co. Ltd. (CHN)*	141

MARINE—0.1%
18,800	China Cosco Holdings Co. Ltd. (CHN)*	8

MEDIA—3.8%
8,700	Grupo Televisa SAB ADR (MEX)[1]	253
2,587	Naspers Ltd. (S. AFR)	266

		519

METALS & MINING—5.3%
12,200	Cia de Minas Buenaventura SAA ADR (PER)[1]	151
65,600	Grupo Mexico SAB de CV (MEX)	212
29,400	Vale SA ADR (BR)*[1]	361

		724

OIL, GAS & CONSUMABLE FUELS—10.4%
81,500	China Shenhua Energy Co. Ltd. (CHN)	209
98,000	CNOOC Ltd. (CHN)	152
15,881	Gazprom OAO ADR (RUS)[1]	131
3,356	Lukoil OAO ADR (RUS)*[1]	190
37,300	Petroleo Brasileiro SA ADR (BR)*[1]	418
11,200	Reliance Industries Ltd. PN (IND)[3]	149
24,575	Rosneft OAO GDR (RUS)[2]	168

		1,417

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.0%
88,937	Emaar Properties PJSC (UAE)	194
55,100	Longfor Properties Co. Ltd. (CHN)	76

		270

11

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.5%
23,000	MediaTek Inc. (TW)	$306
648	Samsung Electronics Co. Ltd. (S. KOR)	767
27,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	462
12,300	Trina Solar Ltd. ADR (CHN)*[1]	183

		1,718

SPECIALTY RETAIL—2.1%
1,009	Dufry AG (SWS)*	158
13,700	Via Varejo SA (BR)*	131

		289

TOBACCO—1.7%
43,600	ITC Ltd. PN (IND)[3]	226

WIRELESS TELECOMMUNICATION SERVICES—5.0%
11,700	America Movil SAB de CV ADR (MEX)[1]	249
33,503	Bharti Airtel Ltd. PN (IND)[3]	168
8,700	Mobile Telesystems OJSC ADR (RUS)[1]	150
9,800	Turkcell Iletisim Hizmetleri AS ADR (TUR)*[1]	122

		689

TOTAL COMMON STOCKS (Cost $13,907)		12,919

SHORT-TERM INVESTMENTS—6.0%
(Cost $826)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$826	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $843)	$826

TOTAL INVESTMENTS—100.4% (Cost $14,733)		13,745

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(54)

TOTAL NET ASSETS—100.0%		$13,691

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$449	$—	$449
Europe	272	1,320	—	1,592
Latin America	2,548	839	—	3,387
Middle East/Central Asia	858	194	—	1,052
Pacific Basin	645	5,794	—	6,439
Short-Term Investments
Repurchase Agreements	–	826	—	826

Total Investments in Securities	$4,323	$9,422	$—	$13,745

There were no Level 3 holdings at November 1, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	PN after the name of an Indian holding stands for Participatory Notes representing ownership of Indian securities. PNs are issued by Indian banking organizations.

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security would be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

14

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a characterization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund (except Harbor International Fund) entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor International Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund used foreign forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

15

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor International Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

16

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund and Harbor International Growth Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the fair value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Fund is subject to the risk of loss on the cash collateral invested. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Fund may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. Should the borrower of the securities fail financially, the Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the fair value of the collateral falls below the fair value of the securities on loan at the time of default by the borrower. As of January 31, 2014, Harbor International Fund and Harbor International Growth Fund had no securities out on loan.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2014 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor International Fund*	$33,840,022	$14,261,204	$(807,563)	$13,453,641
Harbor International Growth Fund*	214,842	18,985	(17,920)	1,065
Harbor Global Value Fund*	6,827	593	(82)	511
Harbor Global Growth Fund	27,477	5,923	(111)	5,812
Harbor Emerging Markets Equity Fund	14,733	380	(1,368)	(988)

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

17

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Shanna J. Palmersheim

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.IG.0114

Quarterly Schedule of Portfolio Holdings

January 31, 2014

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -15.7%)

ASSET-BACKED SECURITIES—5.0%
Principal Amount (000s)		Value (000s)
$170	Ares CLO Funds[1] Series 2006-6RA Cl. A1B 0.469%—03/12/2018[2,3]	$169
166	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.358%—10/25/2035[2]	165
278	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[4]	279
2,600	Citibank Omni Master Trust Series 2009-A14A Cl. A14 2.910%—08/15/2018[2,3]	2,635
396	Commercial Industrial Finance Corp. Series 2006-2A Cl. A1L 0.499%—03/01/2021[2,3]	391
1,700	Series 2007-1A Cl. A1L 0.499%—05/10/2021[2,3]	1,676

		2,067

497	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 4.730%—04/25/2036[5]	503
1,347	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11 Cl. A2D 0.498%—11/25/2035[2]	1,309
492	Series 2005-FF8 Cl. A2D 0.538%—09/25/2035[2]	489

		1,798

1,200	Hillmark Funding Series 2006-1A Cl. A1 0.489%—05/21/2021[2,3]	1,166
€200	Magi Funding plc Series I-A Cl. A 0.591%—04/11/2021[2,3]	266
$600	People’s Choice Home Loan Securities Trust Series 2005-1 Cl. M4 1.508%—01/25/2035[2]	474
€1,010	SLM Student Loan Trust Series 2003-2 Cl. A5 0.537%—12/15/2023[2]	1,342
246	Series 2002-7X Cl. A5 0.547%—09/15/2021[2]	331

		1,673

$442	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	488
1,200	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.468%—04/17/2021[2,3]	1,170
1,074	Structured Asset Investment Loan Trust Series 2006-BNC2 Cl. A5 0.318%—05/25/2036[2]	788
$600	Venture CLO Ltd.[1] Series 2006-7A Cl. A1A 0.467%—01/20/2022[2,3]	$590

TOTAL ASSET-BACKED SECURITIES (Cost $13,685)		14,231

COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
26	Banc of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	28
1,562	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.858%—09/25/2034[2]	1,515
477	Countrywide Alternative Loan Trust Series 2007-5CB Cl. 1A4 6.000%—04/25/2037	397
€278	Granite Mortgages plc Series 2004-2 Cl. 2A1 0.578%—06/20/2044[2]	372
$170	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.377%—05/19/2035[2]	154
284	Merrill Lynch Mortgage Investors Trust Series 2006-1 Cl. 1A 2.480%—02/25/2036[5]	271
154	Thornburg Mortgage Securities Trust Series 2006-4 Cl. A2B 5.249%—07/25/2036[5]	157
726	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 2.606%—10/20/2035[5]	651
451	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.208%—01/25/2046[2]	443

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,570)		3,988

CORPORATE BONDS & NOTES—3.3%
600	Ally Financial Inc. 3.439%—02/11/2014[2]	603
300	3.645%—06/20/2014[2]	304

		907

800	Banco Santander Brasil SA MTN[6] 2.343%—03/18/2014[2,3]	800
2,100	BPCE SA 1.988%—02/07/2014[2,3]	2,100
400	Electricite de France 0.694%—01/20/2017[2,3]	401
100	1.150%—01/20/2017[3]	100

		501

1,500	ICICI Bank Ltd. MTN[6] 1.988%—02/24/2014[2,3]	1,500
2,200	Intesa Sanpaolo SpA 2.638%—02/24/2014[2,3]	2,202
300	SLM Corp. MTN[6] 1.856%—11/01/2016[5,7]	295
151	2.857%—04/01/2014[5,7]	151
700	2.964%—03/17/2014[5,7]	698

		1,144

200	Turkiye Garanti Bankasi AS 2.737%—04/20/2016[2,3]	194

TOTAL CORPORATE BONDS & NOTES (Cost $9,276)		9,348

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—8.8%
Principal Amount (000s)			Value (000s)
R$	20,200	Brazil Letras Do Tesouro Nacional 0.000%—01/01/2017[8]	$5,850
	1,400	Brazil Notas Do Tesouro Nacional Série F 10.000%—01/01/2021[7]	503
	€3,919	Bundesobligation Inflation Linked[7] 0.750%—04/15/2018	5,540
	1,600	Instituto de Credito Oficial MTN[6] 2.044%—03/25/2014[2]	2,165
	1,108	Italy Buoni Poliennali Del Tesoro 1.700%—09/15/2018[7]	1,513
	1,812	2.100%—09/15/2016-09/15/2021[7]	2,505
	106	3.100%—09/15/2026[7]	148

			4,166

MEX$	8,700	Mexican Bonos 4.750%—06/14/2018	638
	10,300	6.500%—06/09/2022	774

			1,412

	1,900	Mexican Bonos de Proteccion Al Ahorro 3.570%—06/29/2017[2,7]	142
	800	3.660%—03/19/2015[2,7]	61
	19,000	4.010%—01/30/2020[2,7]	1,462

			1,665

AUD$	800	New South Wales Treasury Corp. 2.500%—11/20/2035[7]	814
	900	2.750%—11/20/2025[7]	990

			1,804

NZD$	1,200	New Zealand Government Bond 2.000%—09/20/2025[7]	929
	€600	Slovenia Government Bond 4.700%—11/01/2016[3]	850
	200	Xunta de Galicia 6.131%—04/03/2018	308

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $26,174)		25,192

MORTGAGE PASS-THROUGH—0.2%
	(Cost $530)
	$543	Federal National Mortgage Association 4.000%—02/01/2041	570

PURCHASED OPTIONS—0.0%

No. of Contracts
	27	Commodity—Crude Oil Futures $150.000—11/17/2015	3
	6	Commodity—Natural Gas Futures $5.000—03/26/2014	5
	1,800,000	Interest Rate Swap Option 30 year 3.875%—04/14/2014	13

	TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $266)		21

U.S. GOVERNMENT OBLIGATIONS—97.0%
Principal Amount (000s)
	$61,871	U.S. Treasury Inflation Indexed Bonds[7] 0.125%—04/15/2016-01/15/2023	63,714
	21,653	0.125%—04/15/2017[9]	22,424
	$18,499	0.500%—04/15/2015	$18,933
	30,094	0.625%—07/15/2021	31,293
	7,565	1.125%—01/15/2021	8,119
	18,785	1.250%—04/15/2014-07/15/2020	20,266
	2,270	1.375%—07/15/2018	2,491
	17,569	1.625%—01/15/2015-01/15/2018	18,868
	9,716	1.875%—07/15/2019[9]	10,955
	5,044	2.000%—07/15/2014[9]	5,151
	4,994	2.125%—01/15/2019	5,650
	1,098	2.375%—01/15/2017	1,214
	5,771	2.500%—07/15/2016	6,350
	27,103	2.625%—07/15/2017	30,697

			246,125

	1,900	U.S. Treasury Notes 0.125%—07/31/2014	1,900
	14,977	0.250%—05/31/2014-11/30/2014	14,988
	4,300	0.500%—08/15/2014-10/15/2014	4,310
	6,800	0.625%—07/15/2014	6,817
	2,900	1.000%—05/15/2014	2,908

			30,923

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $276,049)		277,048

SHORT-TERM INVESTMENTS—13.6%
	REPURCHASE AGREEMENTS—4.5%
	7,300	Repurchase Agreement with Citigroup Inc. dated January 31, 2014 due February 03, 2014 at 0.040% collateralized by U.S. Treasury Notes (market value $7,439)	7,300
	5,100	Repurchase Agreement with JP Morgan Chase & Co. dated January 31, 2014 due February 03, 2014 at 0.050% collateralized by Federal Home Loan Mortgage Corp. Notes (market value $5,256)	5,100
	323	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $332)	323

			12,723

	U.S. GOVERNMENT AGENCIES—6.9%
	12,400	Federal Home Loan Bank Discount Notes 0.099%—07/30/2014	12,394
	7,200	0.105%—05/07/2014	7,198

			19,592

	421	Federal Home Loan Mortgage Corp. Discount Notes 0.100%—07/01/2014	421

			20,013

	U.S. GOVERNMENT OBLIGATIONS—2.2%
	700	U.S. Treasury Bills 0.083%—07/10/2014	700
	271	0.085%—02/06/2014[9]	271
	10	0.098%—09/18/2014[9]	10
	4,000	0.128%—11/13/2014	3,996
	41	0.128%—05/29/2014[9]	41
	1,200	0.135%—12/11/2014	1,198

			6,216

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,952)		38,952

	TOTAL INVESTMENTS—129.3% (Cost $368,502)		369,350

	CASH AND OTHER ASSETS, LESS LIABILITIES—(29.3%)		(83,783)

	TOTAL NET ASSETS—100.0%		$285,567

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Oil Futures (Buy)	2	$2	02/13/2014	$—
Brent Crude Oil Futures (Buy)	8	8	04/15/2014	(7)
Brent Crude Oil Futures (Buy)	32	32	05/15/2014	(41)
Brent Crude Oil Futures (Sell)	16	16	06/13/2014	33
Brent Crude Oil Futures (Sell)	23	23	07/16/2014	73
Brent Crude Oil Futures (Sell)	27	27	08/14/2014	55
Brent Crude Oil Futures (Sell)	16	16	11/13/2014	10
Brent Crude Oil Futures (Sell)	12	12	02/12/2015	(7)
Corn Futures (Buy)	21	105	07/14/2014	—
Corn Futures (Sell)	20	100	05/14/2014	—
Cotton Futures (Buy)	1	50	05/07/2014	1
Cotton Futures (Buy)	3	150	12/08/2014	(3)
Cotton Futures (Sell)	1	50	03/07/2014	—
Cotton Futures (Sell)	3	150	07/09/2014	(2)
Eurodollar Futures-CME 90 day (Buy)	45	11,250	09/14/2015	9
Eurodollar Futures-CME 90 day (Buy)	2	500	12/14/2015	—
Eurodollar Futures-CME 90 day (Buy)	5	1,250	06/13/2016	—
Eurodollar Futures-CME 90 day (Buy)	107	26,750	03/13/2017	(2)
Gasoline Futures (Buy)	5	210	05/30/2014	4
Gold Futures (Buy)	1	—	04/28/2014	(2)
Light Sweet Crude Oil Futures (Buy)	1	1	02/20/2014	2
Light Sweet Crude Oil Futures (Buy)	50	50	08/19/2014	(61)
Light Sweet Crude Oil Futures (Buy)	2	2	10/21/2014	(1)
Light Sweet Crude Oil Futures (Buy)	3	3	11/19/2014	2
Light Sweet Crude Oil Futures (Buy)	42	42	11/20/2014	(17)
Light Sweet Crude Oil Futures (Buy)	2	2	12/19/2014	(1)
Light Sweet Crude Oil Futures (Buy)	12	12	02/19/2015	(26)
Light Sweet Crude Oil Futures (Buy)	6	6	08/20/2015	(22)
Light Sweet Crude Oil Futures (Sell)	16	16	05/19/2014	12
Light Sweet Crude Oil Futures (Sell)	26	26	05/20/2014	34
Light Sweet Crude Oil Futures (Sell)	6	6	05/19/2015	17
Light Sweet Crude Oil Futures (Sell)	1	1	11/20/2015	3
Light Sweet Crude Oil Futures (Sell)	1	1	11/21/2016	1
Natural Gas Futures (Buy)	6	60	02/26/2014	(8)
Natural Gas Futures (Buy)	153	1,530	09/26/2014	244
Natural Gas Futures (Buy)	53	530	11/25/2014	117
Natural Gas Futures (Buy)	21	210	04/28/2015	(3)
Natural Gas Futures (Buy)	21	210	07/29/2015	(28)
Natural Gas Futures (Sell)	156	1,560	03/27/2014	(437)
Natural Gas Futures (Sell)	55	550	04/28/2014	(29)
Natural Gas Futures (Sell)	13	130	02/25/2015	(15)
Natural Gas Futures (Sell)	8	80	03/27/2015	(3)
Natural Gas Futures (Sell)	21	210	09/28/2015	29
Natural Gas Swap Futures (Buy)	8	20	12/29/2015	2
Natural Gas Swap Futures (Buy)	8	20	01/27/2016	2
Natural Gas Swap Futures (Buy)	8	20	02/25/2016	1
Natural Gas Swap Futures (Buy)	8	20	03/29/2016	(3)
Natural Gas Swap Futures (Buy)	8	20	04/27/2016	(3)
Natural Gas Swap Futures (Buy)	8	20	05/26/2016	(3)
Natural Gas Swap Futures (Buy)	8	20	06/28/2016	(2)
Natural Gas Swap Futures (Buy)	8	20	07/27/2016	(2)
Natural Gas Swap Futures (Buy)	8	20	08/29/2016	(2)
Natural Gas Swap Futures (Buy)	8	20	09/28/2016	(2)
Natural Gas Swap Futures (Buy)	8	20	10/27/2016	(1)
Natural Gas Swap Futures (Buy)	8	20	11/28/2016	—
Natural Gas Swap Futures (Sell)	12	30	02/26/2014	(11)
Natural Gas Swap Futures (Sell)	4	10	03/27/2014	(3)
Natural Gas Swap Futures (Sell)	4	10	04/28/2014	(2)
Natural Gas Swap Futures (Sell)	4	10	05/28/2014	(2)
Natural Gas Swap Futures (Sell)	4	10	06/26/2014	(2)
Natural Gas Swap Futures (Sell)	4	10	07/29/2014	(2)
Natural Gas Swap Futures (Sell)	4	10	08/27/2014	(2)
Natural Gas Swap Futures (Sell)	4	10	09/26/2014	(2)
Natural Gas Swap Futures (Sell)	4	10	10/29/2014	(3)
Natural Gas Swap Futures (Sell)	4	10	11/25/2014	(4)
Red Wheat Futures (Buy)	3	15	03/14/2014	(14)

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Red Wheat Futures (Buy)	2	$10	05/14/2014	$—
Soybean Futures (Sell)	6	30	05/14/2014	1
Soybean Meal Futures (Sell)	10	1	05/14/2014	—
Sugar Futures (Sell)	4	448	04/30/2014	2
U.S. Treasury Note Futures 5 year (Buy)	344	34,400	03/31/2014	12
U.S. Treasury Note Futures 10 year (Buy)	17	1,700	03/20/2014	48
U.S. Treasury Note Futures 30 year (Sell)	3	300	03/17/2014	(14)
Wheat Futures (Sell)	3	15	03/14/2014	16
Wheat Futures (Sell)	2	10	05/14/2014	—
White Sugar Futures (Buy)	4	—	04/15/2014	(3)

				$(67)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2014

Description	Counterparty	Number of Contracts	Strike Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	7,700,000	2.85%	04/14/2014	$92	$(1)
Interest Rate Swap Option 5 year (Call)	Goldman Sachs Group Inc.	4,600,000	1.30	03/17/2014	6	(1)
Interest Rate Swap Option 5 year (Call)	Goldman Sachs Group Inc.	2,100,000	1.60	03/03/2014	5	—
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Group Inc.	4,600,000	1.90	03/17/2014	19	(8)
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	4,000,000	2.50	03/03/2014	15	(1)
Commodity—Crude Oil Futures (Call)	Morgan Stanley & Co. LLC	27	$160.00	11/10/2015	170	(6)
Commodity—Gold Futures (Call)	CME Group	10	1,300.00	02/25/2014	6	(3)
Commodity—Light Sweet Crude Oil Futures (Call)	CME Group	3	99.00	02/14/2014	1	(2)
Commodity—Light Sweet Crude Oil Futures (Put)	CME Group	1	91.00	02/14/2014	1	—
Commodity—Natural Gas Futures (Put)	Bank of America Corp.	12	4.00	03/28/2014	8	(7)
Commodity—Natural Gas Futures (Put)	CME Group	3	4.20	02/25/2014	3	(2)
Commodity—Natural Gas Futures (Put)	CME Group	13	3.75	03/26/2014	15	(13)
Commodity—Natural Gas Futures (Call)	Morgan Stanley & Co. LLC	6	110.00	04/11/2014	—	—
Commodity—Platinum Gold Spread (Put)	Deutsche Bank AG	200	0.00	10/01/2014	10	(2)
Commodity—Platinum Gold Spread (Put)	Deutsche Bank AG	100	0.01	03/04/2014	9	—
Commodity—Platinum Gold Spread (Put)	Goldman Sachs Group Inc.	250	(3.00)	03/03/2014	21	—
Commodity—WTI-Brent Crude Oil Spread Futures (Call)	CME Group	10	(6.00)	05/14/2014	18	(13)
Eurodollar Future Option 3 year (Put)	CME Group	109	97.38	03/14/2014	40	(15)
U.S. Treasury Note Option 10 year (Call)	CME Group	38	120.00	05/23/2014	24	(24)

Total Written Options					$463	$(98)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2014

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Barclays plc	$560	$573	02/04/2014	$(13)
Australian Dollar (Buy)	Société Générale	2,212	2,226	02/04/2014	(14)
Australian Dollar (Sell)	Bank of America Corp.	2,773	2,803	02/04/2014	30
Australian Dollar (Sell)	Société Générale	2,207	2,221	03/04/2014	14
Brazilian Real (Buy)	Barclays plc	4,327	4,399	02/04/2014	(72)
Brazilian Real (Buy)	Deutsche Bank AG	521	521	02/04/2014	—
Brazilian Real (Buy)	Goldman Sachs Group Inc.	12	12	02/04/2014	—
Brazilian Real (Buy)	JP Morgan Chase & Co.	136	135	02/04/2014	1
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	743	755	02/04/2014	(12)
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	4,561	4,541	02/04/2014	20
Brazilian Real (Buy)	UBS AG	4	4	02/04/2014	—
Brazilian Real (Sell)	Barclays plc	4,191	4,173	02/04/2014	(18)
Brazilian Real (Sell)	Barclays plc	136	136	02/04/2014	—
Brazilian Real (Sell)	Barclays plc	4,292	4,368	03/06/2014	76
Brazilian Real (Sell)	Deutsche Bank AG	521	519	02/04/2014	(2)
Brazilian Real (Sell)	Deutsche Bank AG	517	518	03/06/2014	1
Brazilian Real (Sell)	Goldman Sachs Group Inc.	12	12	02/04/2014	—
Brazilian Real (Sell)	JP Morgan Chase & Co.	136	136	02/04/2014	—

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	$5,304	$5,439	02/04/2014	$135
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	737	750	03/06/2014	13
Brazilian Real (Sell)	UBS AG	4	4	02/04/2014	—
Canadian Dollar (Sell)	Deutsche Bank AG	186	194	03/20/2014	8
Euro Currency (Buy)	Citigroup Inc.	33	34	03/13/2014	(1)
Euro Currency (Buy)	Credit Suisse Group AG	15,348	15,545	02/04/2014	(197)
Euro Currency (Buy)	UBS AG	678	687	02/04/2014	(9)
Euro Currency (Sell)	BNP Paribas S.A.	16,027	16,339	02/04/2014	312
Euro Currency (Sell)	Credit Suisse Group AG	15,349	15,545	03/04/2014	196
Japanese Yen (Sell)	HSBC Bank USA N.A.	127	131	02/18/2014	4
Mexican Peso (Sell)	BNP Paribas S.A.	455	467	03/06/2014	12
Mexican Peso (Sell)	Credit Suisse Group AG	231	236	03/06/2014	5
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	1,591	1,627	03/06/2014	36
New Zealand Dollar (Sell)	HSBC Bank USA N.A.	912	915	03/04/2014	3
New Zealand Dollar (Sell)	UBS AG	919	926	02/04/2014	7
South African Rand (Sell)	Morgan Stanley & Co. LLC	105	109	04/15/2014	4

					$539

SWAP AGREEMENTS OPEN AT JANUARY 31, 2014

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000%	09/18/2023	¥660,000	$(101)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	09/16/2016	$6,900	35
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	9,600	191
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043	9,800	(345)

Interest Rate Swaps						$(220)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays plc	Brazil Cetip Interbank Deposit	Pay	10.910%	01/02/2017	R$	700	$(9)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		3,400	(41)
JP Morgan Chase & Co.	Brazil Cetip Interbank Deposit	Pay	7.900	01/02/2015		4,900	(44)
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		5,200	(60)
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.410	01/02/2015		1,500	(4)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2017		5,900	(237)
Barclays plc	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2021		€1,600	75
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	2.150	04/01/2021		200	12
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2021		1,500	62
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	2.100	07/25/2021		700	62
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		2,400	105
Credit Suisse Group AG	French Consumer Price Index Ex Tobacco	Pay	2.150	04/01/2021		200	14
Credit Suisse Group AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2021		400	15
Credit Suisse Group AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		100	2
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	2.150	04/01/2021		200	10
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2021		200	7
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		200	3
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		500	17
Goldman Sachs Group Inc.	French Consumer Price Index Ex Tobacco	Pay	2.150	04/01/2021		1,500	91
Morgan Stanley & Co. LLC	French Consumer Price Index Ex Tobacco	Pay	2.150	04/01/2021		200	15
Morgan Stanley & Co. LLC	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		300	5
Royal Bank of Scotland plc	French Consumer Price Index Ex Tobacco	Pay	2.100	07/25/2021		500	44
Royal Bank of Scotland plc	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		100	2
Société Générale	French Consumer Price Index Ex Tobacco	Pay	2.100	07/25/2021		300	26
Société Générale	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		200	3

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays plc	US Consumer Price Index Urban Consumers NSA	Receive	2.085%	10/11/2017	$2,800	$(20)
BNP Paribas S.A.	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	5,600	(155)
BNP Paribas S.A.	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022	3,600	(136)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016	800	(1)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.845	11/29/2016	3,400	(5)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018	900	(6)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022	3,200	(126)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.560	05/08/2023	1,500	(35)
Goldman Sachs Group Inc.	US Consumer Price Index Urban Consumers NSA	Receive	1.730	04/15/2016	3,700	(10)
Goldman Sachs Group Inc.	US Consumer Price Index Urban Consumers NSA	Receive	2.415	02/12/2017	1,400	(38)
Goldman Sachs Group Inc.	US Consumer Price Index Urban Consumers NSA	Receive	2.205	10/11/2018	1,700	(14)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016	6,500	(28)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	8,200	(226)

Interest Rate Swaps						$(625)

TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America Corp.	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	$50,020	199	$483
Citigroup Inc.	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	1,556	6	13
Credit Suisse Group AG	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	7,653	30	74
Deutsche Bank AG	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	61,047	243	589
Goldman Sachs Group Inc.	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	23,571	94	227
JP Morgan Chase & Co.	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	18,729	41	(159)
JP Morgan Chase & Co.	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	2,012	8	19
Morgan Stanley & Co. LLC	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	96,664	358	931
Société Générale	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	5,103	9	(10)
Société Générale	U.S. Treasury Bills	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/18/2014	18,064	72	174

Total Return Swaps on Indices							$2,341

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Inc.	Gas Oil vs. Brent Crude Oil Spread	Receive	$17.880	12/31/2014	1,100	$2
Citigroup Inc.	Gas Oil vs. Brent Crude Oil Spread	Receive	17.760	12/31/2014	1,100	1
Deutsche Bank AG	Gas Oil vs. Brent Crude Oil Spread	Pay	17.000	12/31/2014	2,750	(1)
Goldman Sachs Group Inc.	Gas Oil vs. Brent Crude Oil Spread	Receive	17.700	12/31/2014	1,100	1
Goldman Sachs Group Inc.	Gas Oil vs. Brent Crude Oil Spread	Receive	18.000	12/31/2014	2,200	3
Morgan Stanley & Co. LLC	Gas Oil vs. Brent Crude Oil Spread	Pay	16.920	12/31/2014	2,750	(1)
Deutsche Bank AG	Light Louisiana Sweet Crude Oil 2014	Pay	(10.250)	12/31/2014	22,000	75
Deutsche Bank AG	Natural Gas Futures 2019	Pay	7.200	12/31/2019	24,000	(62)
Citigroup Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(10.750)	12/31/2014	1,100	5
Citigroup Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(10.100)	12/31/2014	1,100	6
Deutsche Bank AG	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	(13.650)	12/31/2014	2,750	(5)
Goldman Sachs Group Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(11.000)	12/31/2014	2,200	10
Goldman Sachs Group Inc.	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Receive	(10.100)	12/31/2014	1,100	6
Morgan Stanley & Co. LLC	Rotterdam High Sulfur Fuel Oil vs. Brent Crude Oil Spread	Pay	(13.650)	12/31/2014	2,750	(5)
Deutsche Bank AG	Wheat Futures July 2014	Receive	696.500	06/20/2014	5,000	7
Deutsche Bank AG	Wheat Futures December 2014	Receive	711.00	11/21/2014	5,000	6
Deutsche Bank AG	Wheat Futures March 2015	Pay	1,429.000	02/19/2015	10,000	(12)

Total Return Swaps on Commodities						$36

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Copper Futures March 2014	Pay	$0.048	03/04/2014	$61	$2
Deutsche Bank AG	Copper Futures March 2014	Receive	0.048	03/04/2014	80	(3)
Deutsche Bank AG	Copper Futures March 2014	Receive	0.051	03/04/2014	100	(3)
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.028	02/25/2014	40	—
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.052	08/06/2014	330	5
Goldman Sachs Group Inc.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.061	11/25/2015	90	1
JP Morgan Chase & Co.	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.076	09/30/2014	320	12
Morgan Stanley & Co. LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.048	06/04/2014	230	3
Morgan Stanley & Co. LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.048	06/04/2014	230	3
Morgan Stanley & Co. LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.054	04/21/2016	520	(1)
Goldman Sachs Group Inc.	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.109	11/25/2015	70	—
Morgan Stanley & Co. LLC	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	0.092	04/21/2016	400	8
JP Morgan Chase & Co.	Natural Gas Futures 2019	Pay	0.397	02/25/2014	50	(23)
Morgan Stanley & Co. LLC	Natural Gas Futures 2019	Pay	0.156	02/25/2014	50	(21)
Morgan Stanley & Co. LLC	Natural Gas Futures 2019	Pay	0.154	02/25/2014	127	(66)
Société Générale	Natural Gas Futures 2019	Pay	0.456	02/25/2014	10	(4)
Deutsche Bank AG	Primary Aluminum Futures March 2014	Pay	0.076	03/04/2014	159	3
Deutsche Bank AG	Primary Aluminum Futures March 2014	Pay	0.040	03/04/2014	100	2
Goldman Sachs Group Inc.	West Texas Intermediate Crude Oil Futures March 2014	Pay	0.033	02/14/2014	40	—
Morgan Stanley & Co. LLC	West Texas Intermediate Crude Oil Futures March 2014	Pay	0.032	02/14/2014	40	—

Variance Swaps on Commodities						$(82)

VARIANCE SWAPS ON INDICES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays plc	Intercontinental Exchange LIBOR USD 1-month	Pay	$0.000	10/31/2014	$308	$—
Goldman Sachs Group Inc.	S&P 500 Index	Pay	0.040	10/17/2014	530	1

Variance Swaps on Indices						$1

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Centex Corp. 5.250% due 06/15/2015	Buy	1.000%	06/20/2014	0.066%	$(4)	$(12)	$900	$8
Bank of America Corp.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	2.037	(34)	(36)	700	2
Morgan Stanley & Co. LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2019	2.037	(83)	(86)	1,700	3
BNP Paribas S.A.	Intesa Sanpaolo SpA 4.750% due 06/15/2017	Buy	3.000	03/20/2014	0.515	(15)	88	2,200	(103)
JP Morgan Chase & Co.	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2015	1.562	(3)	(9)	300	6

Credit Default Swaps									$(84)

Total Swaps									$1,367

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$14,231	$—	$14,231
Collateralized Mortgage Obligations	—	3,988	—	3,988
Corporate Bonds & Notes	—	9,348	—	9,348
Foreign Government Obligations	—	25,192	—	25,192
Mortgage Pass-Through	—	570	—	570
Purchased Options	8	13	—	21
U.S. Government Obligations	—	277,048	—	277,048
Short-Term Investments
Repurchase Agreements	—	12,723	—	12,723
U.S. Government Agencies	—	20,013	—	20,013
U.S. Government Obligations	—	6,216	—	6,216

Total Investments in Securities	$8	$369,342	$—	$369,350

Financial Derivative Instruments—Assets
Forward Currency Contracts	$—	$877	$—	$877
Futures Contracts	730	—	—	730
Swap Agreements	—	3,487	—	3,487

Total Financial Derivative Instruments—Assets	$730	$4,364	$—	$5,094

Liability Category
Financial Derivative Instruments—Liabilities
Forward Currency Contracts	$—	$(338)	$—	$(338)
Futures Contracts	(797)	—	—	(797)
Swap Agreements	—	(2,120)	—	(2,120)
Written Options	(78)	(20)	—	(98)

Total Financial Derivative Instruments—Liabilities	$(875)	$(2,478)	$—	$(3,353)

Total Investments	$(137)	$371,228	$—	$371,091

There were no Level 3 holdings at October 31, 2013 or January 31, 2014.

Of the Level 1 investments presented above, certain Written Options valued at $(15) were categorized in Level 2 at October 31, 2013. The Transfer from Level 2 to Level 1 was the result of exchange traded products where quoted prices from an active market were not available (Level 2), and have become available (Level1).

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$3,340	$(1,205)
Credit Contracts	19	(103)
Equity Contracts	1	—
Foreign Exchange Contracts	877	(338)
Interest Rate Contracts	878	(1,707)

Total	$5,115	$(3,353)

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	CLO after the name of a security stands for Collateralized Loan Obligations.

2	Floating rate security, the stated rate represents the rate in effect at January 31, 2014.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2014, the aggregate fair value of these securities was $16,210 or 6% of net assets.

4	Step coupon security

5	Variable rate security, the stated rate represents the rate in effect at January 31, 2014.

6	MTN after the name of a security stands for Medium Term Note.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	Zero coupon bond

9	At January 31, 2014, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate fair value of $38,852 or 14% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

AUD$	Australian Dollar

R$	Brazilian Real

€	Euro

¥	Japanese Yen

MEX$	Mexican Peso

NZD$	New Zealand Dollar

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of 39.0%)

ASSET-BACKED SECURITIES—14.6%
Principal Amount (000s)		Value (000s)
€266	Avoca Capital Series III-X Cl. A 0.591%—09/15/2021[1]	$354
$981	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 Cl. 2A1 0.558%—09/25/2046[1]	797
44	Belle Haven ABS CLO Ltd.[2] Series 2004-1A Cl. A1ST 0.598%—11/03/2044[1,3]	21
91	Series 2004-1A Cl. A1SB 0.638%—11/03/2044[1,3]	43

		64

400	Countrywide Asset-Backed Certificates Series 2007-2 Cl. 2A3 0.298%—08/25/2037[1]	311
400	Series 2007-11 Cl. 2A3 0.348%—06/25/2047[1]	309
2,100	Series 2006-6 Cl. 2A3 0.438%—09/25/2036[1]	1,689
100	Series 2006-1 Cl. AF5 5.394%—07/25/2036[4]	70

		2,379

183	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A3 4.338%—03/25/2037[4]	100
183	Series 2007-CB3 Cl. A4 4.338%—03/25/2037[4]	102

		202

591	First Franklin Mortgage Loan Trust Series 2004-FF8 Cl. M3 1.583%—10/25/2034[1]	460
87	Huntington CLO Ltd.[2] Series 2005-1A Cl. A1A 0.506%—11/05/2040[1,3]	79
54	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.318%—07/25/2037[1]	34
200	JP Morgan Mortgage Acquisition Corp. Series 2006-CW1 Cl. A5 0.398%—05/25/2036[1]	165
722	Morgan Stanley ABS Capital I Series 2007-HE2 Cl. A2B 0.248%—01/25/2037[1]	412
92	Series 2007-NC1 Cl. A2C 0.298%—11/25/2036[1]	57
$100	Series 2006-HE1 Cl. A4 0.448%—01/25/2036[1]	$83

		552

83	Newcastle CLO V Ltd.[2] Series 2004-5A Cl. 1 0.588%—12/24/2039[1,3]	81
74	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.308%—05/25/2037[1]	47
63	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 0.923%—02/25/2034[1]	58
164	Sierra Madre Funding Ltd. Series 2004-1A Cl. A1A 0.545%—09/07/2039[1,3]	123
384	Series 2004-1A Cl. ALTB 0.565%—09/07/2039[1,3]	285

		408

58	SLC Student Loan Trust Series 2009-AA Cl. A 4.750%—06/15/2033[1,3]	52
135	SLM Student Loan Trust Series 2010-A Cl. 2A 3.410%—05/16/2044[1,3]	143
100	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.468%—04/17/2021[1,3]	98
53	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.518%—10/25/2035[1]	52
87	Triaxx Prime CLO[2] Series 2007-1A Cl. A1D 0.419%—10/02/2039[1,3]	70

TOTAL ASSET-BACKED SECURITIES (Cost $4,426)		6,095

BANK LOAN OBLIGATIONS—0.9%
100	HJ Heinz Co. Term Loan B2 3.500%—06/05/2020[5]	101
250	Springleaf Financial Funding Co. Term Loan B2 4.750%—09/30/2019[5]	253

TOTAL BANK LOAN OBLIGATIONS (Cost $349)		354

COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
49	American Home Mortgage Assets Trust Series 2006-2 Cl. 1A1 1.098%—09/25/2046[1]	34
24	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	27
77	Banc of America Funding Corp. Series 2007-D Cl. 1A4 0.387%—06/20/2047[1]	72
15	Series 2004-A Cl. 4A1 2.797%—06/20/2032[5]	15

		87

71	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[3]	63

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
$40	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.250%—08/25/2035[1]	$41
9	Series 2004-10 Cl. 15A1 2.659%—01/25/2035[5]	10
20	Series 2005-1 Cl. 4A1 5.180%—03/25/2035[5]	20

		71

€134	Berica ABS Srl Series 2011-1 Cl. A1 0.593%—12/30/2055[1]	176
$68	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 1.753%—08/25/2035[5]	67
39	First Horizon Asset Securities Inc. Series 2005-AR4 Cl. 2A1 2.583%—10/25/2035[5]	35
€7	Granite Mortgages plc Series 2003-3 Cl. 2A 0.682%—01/20/2044[1]	9
£60	Series 2004-3 Cl. 3A2 0.904%—09/20/2044[1]	98

		107

$24	Impac CMB Trust Series 2004-4 Cl. 1A1 0.798%—09/25/2034[1]	23
11	Indymac Index Mortgage Loan Trust Series 2004-AR6 Cl. 5A1 2.565%—10/25/2034[5]	11
20	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.308%—07/25/2036[1]	20
85	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 Cl. 1A1 5.397%—05/15/2045	92
324	JP Morgan Mortgage Trust Series 2006-A2 Cl. 1A1 2.748%—04/25/2036[5]	290
13	Series 2006-S2 Cl. 2A2 5.875%—06/25/2021	13

		303

11	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.515%—05/25/2034[5]	11
176	Merrill Lynch Mortgage Investors Trust Series 2003-H Cl. A3A 1.951%—01/25/2029[5]	177
129	Morgan Stanley Capital I Trust Series 2007-IQ14 Cl. A1A 5.665%—04/15/2049[5]	141
60	Structured Asset Securities Corp. Series 2005-16 Cl. 1A2 5.500%—09/25/2035	62
36	Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Cl. A1 0.240%—06/15/2020[1,3]	36
57	Series 2006-C27 Cl. 1A1 5.749%—07/15/2045[5]	63
362	Series 2007-C32 Cl. A1A 5.750%—06/15/2049[5]	400
87	Series 2007-C33 Cl. 1A1 5.922%—02/15/2051[5]	96

		595

$13	Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A 0.388%—04/25/2045[1]	$12
55	Series 2005-AR9 Cl. A1A 0.478%—07/25/2045[1]	53
118	Series 2007-HY3 Cl. 2A1 4.324%—03/25/2037[5]	103
206	Series 2007-HY4 Cl. 3A1 4.720%—04/25/2037[5]	193

		361

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,260)		2,463

CORPORATE BONDS & NOTES—10.1%
100	Abbey National Treasury Services plc 4.000%—04/27/2016	106
200	Ally Financial Inc. 3.500%—07/18/2016	206
100	3.645%—06/20/2014[1]	101
100	4.625%—06/26/2015	104

		411

200	Banco Santander Brasil SA MTN[6] 2.343%—03/18/2014[1,3]	200
200	Bank of America Corp. 2.000%—01/11/2018	200
300	5.750%—12/01/2017	342
100	6.500%—08/01/2016	113

		655

100	Banque PSA Finance SA 2.143%—04/04/2014[1,3]	100
300	CIT Group Inc. 4.750%—02/15/2015[3]	310
100	Citigroup Inc. 1.199%—07/25/2016[1]	101
400	Community Health Systems Inc. 5.125%—08/15/2018	424
400	Ford Motor Credit Co. LLC MTN[6] 1.018%—01/17/2017[1]	402
100	HCA Inc. 7.875%—02/15/2020	107
100	8.500%—04/15/2019	106

		213

100	International Lease Finance Corp. 6.500%—09/01/2014[3]	103
300	8.625%—09/15/2015	333

		436

100	JP Morgan Chase & Co. MTN[6] 0.857%—02/26/2016[1]	100
£100	LBG Capital No. 1 plc 7.869%—08/25/2020	177
$100	Merrill Lynch & Co. Inc. MTN[6] 6.400%—08/28/2017	116
100	Reynolds Group Issuer Inc. 6.875%—02/15/2021	108
100	Verizon Communications Inc. 1.773%—09/15/2016[1]	103
100	3.650%—09/14/2018	107

		210

100	Volkswagen International Finance NV 1.875%—04/01/2014[3]	100

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
	$50	Wynn Las Vegas LLC 7.750%—08/15/2020	$56

	TOTAL CORPORATE BONDS & NOTES (Cost $4,133)		4,225

FOREIGN GOVERNMENT OBLIGATIONS—11.4%
R$	300	Brazil Letras Do Tesouro Nacional 0.000%—01/01/2017[7]	87
	€100	Italy Buoni Poliennali Del Tesoro 3.750%—08/01/2015	141
MEX$	930	Mexican Bonos 6.500%—06/10/2021	71
	1,800	10.000%—12/05/2024	169

			240

	40,500	Mexico Cetes 0.000%—02/06/2014-04/16/2014[7]	3,017
	€100	Slovenia Government Bond 4.700%—11/01/2016[3]	142
	300	Spain Government Bond 3.000%—04/30/2015	415
	500	4.000%—07/30/2015	705

			1,120

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,863)		4,747

MORTGAGE PASS-THROUGH—10.6%
	$98	Federal Home Loan Mortgage Corp. 1.574%—10/25/2021[5]	9
	9	Federal National Mortgage Association 2.319%—07/01/2032[1]	9
	142	2.500%—08/01/2022	147
	553	4.000%—06/01/2041-11/01/2041	581
	416	4.500%—06/01/2019-02/01/2026	445

			1,182

	31	Federal National Mortgage Association REMIC[8] 0.278%—03/25/2034[1]	31
	1,000	Federal National Mortgage Association TBA[9] 4.000%—03/18/2029	1,064
	2,000	4.500%—03/12/2043	2,139

			3,203

	TOTAL MORTGAGE PASS-THROUGH (Cost $4,400)		4,425

MUNICIPAL BONDS—1.3%
	100	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	80
	100	6.000%—06/01/2042	80

			160

	100	California State 7.600%—11/01/2040	141
	200	New York City NY 5.887%—12/01/2024	234

	TOTAL MUNICIPAL BONDS (Cost $442)		535

	(Cost $24)
Shares			Value (000s)
	CONSUMER FINANCE—0.1%
	900	Ally Financial Inc.	$24

U.S. GOVERNMENT AGENCIES—0.2%
	(Cost $89)
Principal Amount (000s)
	$100	Residual Funding Corp. Principal Strip 0.000%—10/15/2019[7]	89

U.S. GOVERNMENT OBLIGATIONS—5.9%
	800	U.S. Treasury Floating Rate Note 0.085%—01/31/2016[1]	800
	202	U.S. Treasury Inflation Indexed Bonds[10] 0.125%—01/15/2023	196
	100	0.375%—07/15/2023	100
	321	1.250%—07/15/2020	350

			646

	1,000	U.S. Treasury Notes 1.500%—01/31/2019	1,000

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,435)		2,446

SHORT-TERM INVESTMENTS—47.2%
	COMMERCIAL PAPER—0.7%
	300	Entergy Corp. 0.950%—05/05/2014	299

	REPURCHASE AGREEMENTS—46.5%
	4,400	Repurchase Agreement with Barclays plc dated January 31, 2014 due February 03, 2014 at 0.040% collateralized by U.S. Treasury Notes (market value $4,487)	4,400
	4,900	Repurchase Agreement with Citigroup Inc. dated January 31, 2014 due February 03, 2014 at 0.040% collateralized by U.S. Treasury Notes (market value $4,998)	4,900
	4,900	Repurchase Agreement with Deutsche Bank AG dated January 31, 2014 due February 03, 2014 at 0.030% collateralized by U.S. Treasury Notes (market value $4,911)	4,900
	4,900	Repurchase Agreement with JP Morgan Chase & Co. dated January 31, 2014 due February 03, 2014 at 0.050% collateralized by Federal Home Loan Mortgage Corp. Notes (market value $5,049)	4,900
	265	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $274)	265

			19,365

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,664)		19,664

	TOTAL INVESTMENTS—108.2% (Cost $43,085)		45,067

	CASH AND OTHER ASSETS, LESS LIABILITIES—(8.2)%		(3,418)

	TOTAL NET ASSETS—100.0%		$41,649

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	88	$22,000	06/15/2015	$(8)
Eurodollar Futures-CME 90 day (Buy)	127	31,750	09/14/2015	(12)
Eurodollar Futures-CME 90 day (Buy)	44	11,000	12/14/2015	1
Eurodollar Futures-CME 90 day (Buy)	4	1,000	06/13/2016	(1)
Eurodollar Futures-CME 90 day (Buy)	4	1,000	09/19/2016	(1)
Eurodollar Futures-CME 90 day (Buy)	3	750	12/19/2016	—
U.S. Treasury Note Futures 5 year (Buy)	10	1,000	03/31/2014	2

				$(19)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2014

Description	Counterparty	Number of Contracts	Strike Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Credit Default Swap Option 5 year (Call)	BNP Paribas S.A.	700,000	0.70%	03/19/2014	$1	$(1)
Credit Default Swap Option 5 year (Put)	BNP Paribas S.A.	700,000	1.10	03/19/2014	1	(1)
Credit Default Swap Option 5 year (Call)	JP Morgan Chase & Co.	2,100,000	0.60	03/19/2014	2	(11)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase & Co.	700,000	1.30	02/19/2014	2	—
Credit Default Swap Option 5 year (Put)	JP Morgan Chase & Co.	2,100,000	0.90	03/19/2014	3	(2)
Credit Default Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	400,000	1.20	03/19/2014	—	—
Interest Rate Swap Option 2 year 1 year (Put)	Goldman Sachs Group Inc.	13,200,000	2.00	03/31/2014	15	(12)
Interest Rate Swap Option 5 year (Call)	Bank of America Corp.	3,000,000	1.35	03/03/2014	2	—
Interest Rate Swap Option 5 year (Put)	Bank of America Corp.	3,000,000	1.70	03/03/2014	22	(10)
Interest Rate Swap Option 5 year (Put)	Bank of America Corp.	400,000	3.00	10/15/2015	11	(8)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Group Inc.	400,000	3.00	10/15/2015	11	(8)
Interest Rate Swap Option 5 year (Call)	JP Morgan Chase & Co.	8,400,000	1.35	03/03/2014	7	(1)
Interest Rate Swap Option 5 year (Put)	JP Morgan Chase & Co.	8,400,000	1.75	03/03/2014	52	(20)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley & Co. LLC	2,900,000	1.40	03/03/2014	4	(1)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	2,900,000	1.70	03/03/2014	20	(9)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	800,000	3.53	02/29/2016	10	(14)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	BNP Paribas S.A.	500,000	$98.00	02/26/2014	2	(1)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	BNP Paribas S.A.	500,000	98.00	03/13/2014	3	(1)
Eurodollar Future Option 3 year (Put)	CME Group	22	97.38	03/14/2014	8	(3)

Total Written Options					$176	$(103)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2014

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Bank of America Corp.	$43	$43	02/04/2014	$—
Brazilian Real (Buy)	Bank of America Corp.	16	19	02/18/2014	(3)
Brazilian Real (Buy)	BNP Paribas S.A.	21	25	02/18/2014	(4)
Brazilian Real (Buy)	Credit Suisse Group AG	110	120	11/04/2014	(10)
Brazilian Real (Buy)	Goldman Sachs Group Inc.	21	25	02/18/2014	(4)
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	15	15	02/04/2014	—
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	55	60	11/04/2014	(5)
Brazilian Real (Buy)	UBS AG	45	50	11/04/2014	(5)
Brazilian Real (Sell)	Bank of America Corp.	16	19	02/18/2014	3
Brazilian Real (Sell)	BNP Paribas S.A.	54	54	03/06/2014	—
Brazilian Real (Sell)	Credit Suisse Group AG	109	120	11/04/2014	11
Brazilian Real (Sell)	Goldman Sachs Group Inc.	21	25	02/18/2014	4
Brazilian Real (Sell)	HSBC Bank USA N.A.	45	50	11/04/2014	5
Brazilian Real (Sell)	JP Morgan Chase & Co.	21	25	02/18/2014	4
Brazilian Real (Sell)	JP Morgan Chase & Co.	55	60	11/04/2014	5
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	14	14	02/04/2014	—
British Pound Sterling (Sell)	Barclays plc	287	286	03/12/2014	(1)
Chinese Yuan (Buy)	Barclays plc	212	210	05/19/2014	2
Chinese Yuan (Buy)	BNP Paribas S.A.	10	10	04/11/2014	—
Chinese Yuan (Buy)	Deutsche Bank AG	296	293	06/06/2014	3
Chinese Yuan (Buy)	HSBC Bank USA N.A.	449	445	05/21/2014	4

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Chinese Yuan (Buy)	UBS AG	$531	$527	05/19/2014	$4
Chinese Yuan (Sell)	Bank of America Corp.	729	720	05/19/2014	(9)
Chinese Yuan (Sell)	Barclays plc	212	210	05/21/2014	(2)
Chinese Yuan (Sell)	BNP Paribas S.A.	10	10	04/11/2014	—
Chinese Yuan (Sell)	BNP Paribas S.A.	3	3	06/06/2014	—
Chinese Yuan (Sell)	Credit Suisse Group AG	14	14	05/19/2014	—
Chinese Yuan (Sell)	UBS AG	238	236	05/21/2014	(2)
Chinese Yuan (Sell)	UBS AG	293	291	06/06/2014	(2)
Euro Currency (Buy)	Credit Suisse Group AG	1,810	1,833	02/04/2014	(23)
Euro Currency (Buy)	JP Morgan Chase & Co.	96	98	02/04/2014	(2)
Euro Currency (Sell)	BNP Paribas S.A.	1,612	1,633	02/04/2014	21
Euro Currency (Sell)	Credit Suisse Group AG	1,810	1,833	03/04/2014	23
Euro Currency (Sell)	Goldman Sachs Group Inc.	294	296	02/04/2014	2
Euro Currency (Sell)	UBS AG	146	146	03/04/2014	—
Japanese Yen (Buy)	HSBC Bank USA N.A.	417	429	02/18/2014	(12)
Japanese Yen (Sell)	Barclays plc	192	191	02/18/2014	(1)
Japanese Yen (Sell)	BNP Paribas S.A.	218	221	02/18/2014	3
Japanese Yen (Sell)	Credit Suisse Group AG	87	84	02/18/2014	(3)
Japanese Yen (Sell)	Deutsche Bank AG	231	324	10/11/2016	93
Mexican Peso (Buy)	Deutsche Bank AG	386	401	03/06/2014	(15)
Mexican Peso (Sell)	BNP Paribas S.A.	171	176	02/06/2014	5
Mexican Peso (Sell)	BNP Paribas S.A.	165	170	02/20/2014	5
Mexican Peso (Sell)	BNP Paribas S.A.	133	138	03/13/2014	5
Mexican Peso (Sell)	BNP Paribas S.A.	448	461	04/16/2014	13
Mexican Peso (Sell)	Credit Suisse Group AG	133	138	03/13/2014	5
Mexican Peso (Sell)	Deutsche Bank AG	443	446	03/06/2014	3
Mexican Peso (Sell)	Goldman Sachs Group Inc.	187	189	02/06/2014	2
Mexican Peso (Sell)	Goldman Sachs Group Inc.	132	136	02/20/2014	4
Mexican Peso (Sell)	JP Morgan Chase & Co.	44	46	02/13/2014	2
Mexican Peso (Sell)	JP Morgan Chase & Co.	74	76	03/06/2014	2
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	169	171	02/06/2014	2
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	728	735	03/06/2014	7
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	448	461	04/16/2014	13
Russian Ruble (Buy)	Deutsche Bank AG	—	—	03/12/2014	—
Russian Ruble (Buy)	Goldman Sachs Group Inc.	37	40	03/12/2014	(3)
Russian Ruble (Buy)	JP Morgan Chase & Co.	18	20	03/12/2014	(2)
Russian Ruble (Buy)	JP Morgan Chase & Co.	19	20	04/15/2014	(1)
Russian Ruble (Sell)	Credit Suisse Group AG	18	20	03/12/2014	2
Russian Ruble (Sell)	JP Morgan Chase & Co.	19	20	04/15/2014	1
Russian Ruble (Sell)	UBS AG	37	40	03/12/2014	3
Swedish Krona (Buy)	Bank of America Corp.	2	2	02/13/2014	—
Swedish Krona (Sell)	UBS AG	2	2	02/13/2014	—

					$152

SWAP AGREEMENTS OPEN AT JANUARY 31, 2014

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.000%	06/16/2016	CAD$	1,000	$12
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.500	12/18/2023		400	(7)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.625	09/16/2043		200	21
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	3.500	12/18/2043		200	(9)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	09/21/2016		€200	10
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000	03/21/2017		200	10
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.828	06/21/2023		300	(5)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.829	06/21/2023		200	(4)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.250	03/19/2024		100	(4)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.795	01/31/2019		£400	—
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	12/16/2016		$8,300	3
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/18/2018		900	7

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

EXCHANGE CLEARED SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000%	12/18/2023	$700	$(2)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.050	06/13/2043	300	25
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	1,000	110
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043	1,300	(22)

Interest Rate Swaps						$145

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America Investment Grade Index Series 19	Buy	5.000%	12/20/2017	2.732%	$192	$193	$2,200	$(1)
ICE Group	Dow Jones CDX North America Investment Grade Index Series 19	Buy	5.000	12/20/2017	2.732	(191)	(53)	2,200	(138)
ICE Group	Dow Jones CDX North America Investment Grade Index Series 21	Buy	1.000	12/20/2018	0.716	33	32	2,300	1

Credit Default Swaps									$(138)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.160%	01/02/2015	R$	200	$(2)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.440	01/02/2015		400	(6)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.420	01/02/2017		500	(19)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.600	01/02/2017		800	(25)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	8.860	01/02/2017		200	(7)
Bank of America Corp.	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		500	(6)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	7.620	01/02/2015		200	(3)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	8.415	01/02/2017		800	(29)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	7.550	01/02/2015		100	(1)
JP Morgan Chase & Co.	Brazil Cetip Interbank Deposit	Pay	9.010	01/02/2017		400	(15)
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	8.640	01/02/2017		200	(8)

Interest Rate Swaps							$(121)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000%	12/20/2023	1.242%	$(10)	$(9)	$400	$(1)
Credit Suisse Group AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	12/20/2018	1.979	(4)	(4)	100	—
Goldman Sachs Group Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.080	—	—	100	—
Barclays plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.933	1	5	300	(4)
JP Morgan Chase & Co.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	12/20/2016	0.544	1	(5)	100	6
JP Morgan Chase & Co.	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.933	1	5	300	(4)

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley & Co. LLC	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000%	12/20/2018	0.933%	$1	$4	$200	$(3)
Morgan Stanley & Co. LLC	Republic of Colombia 10.375% due 01/28/2033	Sell	1.000	12/20/2018	1.281	(1)	(1)	100	—
HSBC Bank USA N.A.	Republic of Indonesia 6.875% due 03/09/2017	Sell	1.000	12/20/2018	2.219	(6)	(6)	100	—
Deutsche Bank AG	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2014	0.343	1	1	100	—
Bank of America Corp.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	1.051	—	1	200	(1)
Credit Suisse Group AG	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	1.051	—	—	100	—
Goldman Sachs Group Inc.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	1.046	—	1	100	(1)
HSBC Bank USA N.A.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	1.051	—	—	100	—

Credit Default Swaps									$(8)

Total Swaps									$(122)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$6,095	$—	$6,095
Bank Loan Obligations	—	354	—	354
Collateralized Mortgage Obligations	—	2,463	—	2,463
Corporate Bonds & Notes	—	4,225	—	4,225
Foreign Government Obligations	—	4,747	—	4,747
Mortgage Pass-Through	—	4,425	—	4,425
Municipal Bonds	—	535	—	535
Preferred Stocks	24	—	—	24
U.S. Government Agencies	—	89	—	89
U.S. Government Obligations	—	2,446	—	2,446
Short-Term Investments
Commercial Paper	—	299	—	299
Repurchase Agreements	—	19,365	—	19,365

Total Investments in Securities	$24	$45,043	$—	$45,067

Financial Derivative Instruments—Assets
Forward Currency Contracts	$—	$261	$—	$261
Futures Contracts	3	—	—	3
Swap Agreements	—	205	—	205

Total Financial Derivative Instruments—Assets	$3	$466	$—	$469

Liability Category
Financial Derivative Instruments—Liabilities
Forward Currency Contracts	$—	$(109)	$—	$(109)
Futures Contracts	(22)	—	—	(22)
Swap Agreements	—	(327)	—	(327)
Written Options	(3)	(100)	—	(103)

Total Financial Derivative Instruments—Liabilities	$(25)	$(536)	$—	$(561)

Total Investments	$2	$44,973	$—	$44,975

There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$7	$(168)
Foreign Exchange Contracts	261	(111)
Interest Rate Contracts	201	(282)

Total	$469	$(561)

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2014.

2	CLO after the name of a security stands for Collateralized Loan Obligations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2014, the aggregate fair value of these securities was $2,049 or 5% of net assets.

4	Step coupon security

5	Variable rate security, the stated rate represents the rate in effect at January 31, 2014.

6	MTN after the name of a security stands for Medium Term Note.

7	Zero coupon bond

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2014. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

10	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

R$	Brazilian Real

£	British Pound

CAD$	Canadian Dollar

€	Euro

MEX$	Mexican Peso

The accompanying notes are an integral part of the Portfolio of Investments.

17

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and exchange cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition are valued at amortized cost, which approximates fair value. Under this method, investments purchased at a

18

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such

19

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, each Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agent it acquires direct rights against the borrower on the loan.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, each Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally

20

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, each Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, Harbor Unconstrained Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a portfolio security by a Fund, coupled with an agreement to repurchase the security at a specified time and price. Until the security is repurchased, the Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement. During the period, Harbor Unconstrained Bond Fund entered into reverse repurchase agreements. While a reverse repurchase agreement is outstanding, the Fund continues to receive principal and interest payments on the underlying security. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Funds’ custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities purchased may decline below the repurchase price of the securities sold. Activity in reverse repurchase agreements by Harbor Unconstrained Bond Fund for the period ended January 31, 2014 is as follows:

Category of Aggregate Short-Term Borrowings	Balance at End of the Period	Average Interest Rate	Maximum Amount Outstanding During the Period	Average Daily Amount Outstanding During the Period	Average Interest Rate During the Period
Reverse repurchase agreements	$—	N/A	$400	$1	0.020%

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Average debt outstanding and average interest rate during the period is calculated based on calendar days.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Commodity Real Return Strategy Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended January 31, 2014 was $78,839 at a weighted average interest rate of 0.134% for Harbor Commodity Real Return Strategy Fund.

Short Sales

During the period, Harbor Unconstrained Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, each Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, each Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, each Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, each Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a seller, during the term of the contract, a Fund will place cash that is not available for investment or liquid securities, equal to the full notional value of the swap, in a separate account with the Fund’s custodian or will set aside or restrict cash or liquid securities in the Subadviser’s records or systems relating to the Fund. As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2014 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund is $2,700 and $2,300, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, each Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, each Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary,

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of January 31, 2014, the Subsidiary represented approximately $60,486 or approximately 21% of the net assets of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a mutual fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, clarified ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2014 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$368,502	$2,630	$(1,782)	$848
Harbor Unconstrained Bond Fund*	43,085	2,156	(174)	1,982

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

27

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Shanna J. Palmersheim

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.SM.0114

Quarterly Schedule of Portfolio Holdings

January 31, 2014

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor Emerging Markets Debt Fund	HAEDX	HREDX	—

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 4.7%)

CONVERTIBLE BONDS—89.6%
Principal Amount (000s)		Value (000s)

AEROSPACE & DEFENSE—1.6%
	Alliant Techsystems Inc.
$505	3.000%—08/15/2024	$945
	L-3 Communications Holdings Inc.
2,790	3.000%—08/01/2035	3,510

		4,455

AUTOMOBILES—1.9%
	Navistar International Corp.
5,265	3.000%—10/15/2014	5,301

BUILDING PRODUCTS—2.3%
	Griffon Corp.
$1,755	4.000%—01/15/2017[1]	$2,057
	Toll Brothers Finance Corp.
4,025	0.500%—09/15/2032	4,251

		6,308

CAPITAL MARKETS—1.7%
	Walter Investment Management Corp.
4,890	4.500%—11/01/2019	4,752

COMMERCIAL SERVICES & SUPPLIES—0.5%
	Covanta Holding Corp.
1,150	3.250%—06/01/2014	1,347

CONTAINERS & PACKAGING—2.1%
	Owens-Brockway Glass Container Inc.
5,480	3.000%—06/01/2015[1]	5,689

DIVERSIFIED CONSUMER SERVICES—0.4%
	Regis Corp.
990	5.000%—07/15/2014	1,006

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.4%
	Ciena Corp.
3,850	0.875%—06/15/2017	3,951

ENERGY EQUIPMENT & SERVICES—0.6%
	Exterran Holdings Inc.
1,000	4.250%—06/15/2014	1,509

HEALTH CARE EQUIPMENT & SUPPLIES—7.7%
	Alere Inc.
2,340	3.000%—05/15/2016	2,650
	Hologic Inc.
445	0.000%—12/15/2043[2]	470
5,615	2.000%—03/01/2042[2]	5,703

		6,173

	NuVasive Inc.
5,790	2.750%—07/01/2017	6,810
	Volcano Corp.
5,450	1.750%—12/01/2017	5,491

		21,124

HEALTH CARE PROVIDERS & SERVICES—3.4%
	LifePoint Hospitals Inc.
2,580	3.500%—05/15/2014	2,762
	Omnicare Inc.
6,025	3.250%—12/15/2035	6,485

		9,247

HOTELS, RESTAURANTS & LEISURE—5.0%
	International Game Technology
5,850	3.250%—05/01/2014	5,920
	MGM Resorts International
5,560	4.250%—04/15/2015	7,815

		13,735

HOUSEHOLD DURABLES—3.0%
	Jarden Corp.
2,310	1.875%—09/15/2018	3,237
	The Ryland Group Inc.
5,265	0.250%—06/01/2019	5,048

		8,285

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

INDUSTRIAL CONGLOMERATES—2.2%
	Siemens Financieringsmaatschappij NV
$5,250	1.050%—08/16/2017	$5,982

INTERNET & CATALOG RETAIL—2.1%
	Ctrip.com International Ltd.
3,975	1.250%—10/15/2018[1]	3,640
	Shutterfly Inc.
1,895	0.250%—05/15/2018[1]	1,980

		5,620

INTERNET SOFTWARE & SERVICES—2.3%
	Dealertrack Technologies Inc.
535	1.500%—03/15/2017	731
	WebMD Health Corp.
5,405	2.500%—01/31/2018	5,682

		6,413

LEISURE EQUIPMENT & PRODUCTS—1.7%
	Live Nation Entertainment Inc.
4,505	2.875%—07/15/2027	4,601

LIFE SCIENCES TOOLS & SERVICES—3.9%
	Illumina Inc.
3,085	0.250%—03/15/2016[1]	5,677
	Integra LifeSciences Holdings Corp.
4,550	1.625%—12/15/2016	4,925

		10,602

MACHINERY—4.7%
	Greenbrier Cos. Inc.
3,205	3.500%—04/01/2018	4,084
	Meritor Inc.
2,135	7.875%—03/01/2026	3,110
	Trinity Industries Inc.
4,145	3.875%—06/01/2036	5,718

		12,912

MEDIA—3.0%
	Inmarsat plc
2,000	1.750%—11/16/2017	2,702
	Liberty Interactive LLC
5,200	1.000%—09/30/2043[1]	5,379
	XM Satellite Radio Inc.
120	7.000%—12/01/2014[1]	238

		8,319

METALS & MINING—4.7%
	ArcelorMittal
4,260	5.000%—05/15/2014	4,305
	Royal Gold Inc.
4,097	2.875%—06/15/2019	4,171
	RTI International Metals Inc.
2,255	3.000%—12/01/2015	2,467
	Steel Dynamics Inc.
1,740	5.125%—06/15/2014	1,854

		12,797

OIL, GAS & CONSUMABLE FUELS—5.0%
	Bristow Group Inc.
1,600	3.000%—06/15/2038	1,908
	Chesapeake Energy Corp.
6,040	2.500%—05/15/2037	6,146

OIL, GAS & CONSUMABLE FUELS—Continued
	Goodrich Petroleum Corp.
$2,582	5.000%—10/01/2032	$2,819
	SEACOR Holdings Inc.
2,350	2.500%—12/15/2027	2,774

		13,647

PHARMACEUTICALS—1.6%
	Salix Pharmaceuticals Ltd.
1,045	1.500%—03/15/2019	1,680
	Teva Pharmaceutical Finance LLC
2,335	0.250%—02/01/2026	2,583

		4,263

REAL ESTATE INVESTMENT TRUSTS (REITs)—6.3%
	American Realty Capital Properties Inc.
1,885	3.000%—08/01/2018	1,937
3,340	3.750%—12/15/2020	3,555

		5,492

	Extra Space Storage LP
5,000	2.375%—07/01/2033[1]	5,150
	Health Care REIT Inc.
1,250	3.000%—12/01/2029	1,456
	ProLogis LP
4,380	3.250%—03/15/2015	5,015

		17,113

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
	Forest City Enterprises Inc.
2,465	3.625%—08/15/2020[1]	2,491

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.8%
	LAM Research Corp.
5,285	0.500%—05/15/2016	5,952
	Linear Technology Corp.
1,605	3.000%—05/01/2027	1,773

		7,725

SOFTWARE—8.9%
	Electronic Arts Inc.
5,175	0.750%—07/15/2016	5,812
	Nuance Communications Inc.
5,030	2.750%—11/01/2031	5,011
	Rovi Corp.
2,265	2.625%—02/15/2040	2,299
	Salesforce.Com Inc.
4,950	0.250%—04/01/2018[1]	5,683
	TIBCO Software Inc.
5,515	2.250%—05/01/2032	5,533

		24,338

SPECIALTY RETAIL—1.4%
	Group 1 Automotive Inc.
3,260	2.250%—06/15/2036[2]	3,786

TEXTILES, APPAREL & LUXURY GOODS—2.4%
	Iconix Brand Group Inc.
5,090	2.500%—06/01/2016	6,671

WIRELESS TELECOMMUNICATION SERVICES—4.1%
	Clearwire Communications LLC
2,350	8.250%—12/01/2040[1]	2,732
	Leap Wireless International Inc.
5,675	4.500%—07/15/2014	5,746

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—Continued
	NVIDIA Corp.
$2,650	1.000%—12/01/2018[1]	$2,718

		11,196

TOTAL CONVERTIBLE BONDS (Cost $226,440)		245,185

CORPORATE BONDS & NOTES—5.7%
AUTO COMPONENTS—0.3%
	Goodyear Tire & Rubber Co.
725	7.000%—05/15/2022	792

CONTAINERS & PACKAGING—0.1%
	Reynolds Group Issuer Inc.
250	9.875%—08/15/2019	277

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	Frontier Communications Corp.
1,000	8.500%—04/15/2020	1,125

HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Capsugel SA
500	7.000%—05/15/2019[1]	512

HEALTH CARE PROVIDERS & SERVICES—0.9%
	MPH Intermediate Holding Co.
2,300	8.375%—08/01/2018[1]	2,378

MEDIA—0.9%
	CCO Holdings LLC
750	5.250%—09/30/2022	725
	MediaCom Capital Corp.
500	7.250%—02/15/2022	535
	Sinclair Television Group Inc.
600	6.375%—11/01/2021	624
	Sirius XM Holdings Inc.
600	5.875%—10/01/2020[1]	608

		2,492

OIL, GAS & CONSUMABLE FUELS—0.5%
	Tesoro Logistics LP
$1,375	6.125%—10/15/2021	$1,420

PHARMACEUTICALS—0.9%
	VPII Escrow Corp.
2,250	7.500%—07/15/2021[1]	2,517

SPECIALTY RETAIL—0.9%
	Michaels FinCo Holdings LLC
2,250	7.500%—08/01/2018[1]	2,317

WIRELESS TELECOMMUNICATION SERVICES—0.6%
	Sprint Corp.
400	7.125%—06/15/2024[1]	403
1,175	7.875%—09/15/2023[1]	1,257

		1,660

TOTAL CORPORATE BONDS & NOTES (Cost $14,769)		15,490

SHORT-TERM INVESTMENTS—3.6%
(Cost $9,742)
REPURCHASE AGREEMENTS
9,742	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $9,941)	9,742

TOTAL INVESTMENTS—98.9% (Cost $250,951)		270,417

CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		3,131

TOTAL NET ASSETS—100.0%		$273,548

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2014, the aggregate fair value of these securities was $53,426 or 20% of net assets.

2	Step coupon security

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments by Country (% of net assets)

(Excludes net cash, short-term investments and forward positions of 6.3%)

ARGENTINA—0.1%
	(Cost $13)
Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—0.1%
		Argentine Republic Government International Bond
	$36	2.500%—12/31/2038[1]	$13

BRAZIL—13.2%
	CORPORATE BONDS & NOTES—1.6%
		ESAL GmbH
	211	6.250%—02/05/2023[2]	194
		Petrobras International Finance Co.
	23	5.375%—01/27/2021	23
		Vale Overseas Ltd.
	40	4.625%—09/15/2020	41

			258

	FOREIGN GOVERNMENT OBLIGATIONS—11.6%
		Brazil Letras Do Tesouro Nacional
R$	1,230	0.000%—01/01/2016-01/01/2017[3]	$361
		Brazil Notas Do Tesouro Nacional Série F
	1,715	10.000%—01/01/2017-01/01/2023	601
	640	10.000%—01/01/2021[4]	228

			829

		Brazilian Government International Bond
	$200	2.625%—01/05/2023	172
	200	4.250%—01/07/2025	189
	100	4.875%—01/22/2021	105
	189	7.125%—01/20/2037	214
	28	8.250%—01/20/2034	35

			715

		European Bank for Reconstruction & Development MTN[5]
R$	100	9.000%—04/28/2014	41

			1,946

	TOTAL BRAZIL (Cost $2,528)		2,204

CHILE—2.6%
	CORPORATE BONDS & NOTES—0.3%
		Cencosud SA
	$50	4.875%—01/20/2023[2]	46

	FOREIGN GOVERNMENT OBLIGATIONS—2.3%
		Corp. Nacional del Cobre de Chile
	200	3.000%—07/17/2022[2]	184
	200	3.875%—11/03/2021	199

			383

	TOTAL CHILE (Cost $444)		429

CHINA—1.8%
	CORPORATE BONDS & NOTES—0.6%
		Tencent Holdings Ltd.
	100	3.375%—03/05/2018[2]	102

	FOREIGN GOVERNMENT OBLIGATIONS—1.2%
		Sinochem Overseas Capital Co. Ltd.
	200	4.500%—11/12/2020[2]	206

	TOTAL CHINA (Cost $317)		308

COLOMBIA—4.7%
	CORPORATE BONDS & NOTES—0.2%
		Ecopetrol SA
	30	7.625%—07/23/2019	35

	CREDIT-LINKED NOTES—1.1%
		Colombian TES MTN[5]
COL$	200,000	7.000%—04/07/2022[2]	98
	150,000	11.000%—07/27/2020	90

			188

	FOREIGN GOVERNMENT OBLIGATIONS—3.4%
		Colombia Government Bond
	48,000	4.375%—03/21/2023	21
	232,000	7.750%—04/14/2021	125
	235,000	12.000%—10/22/2015	130

			276

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

COLOMBIA—Continued

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		Colombia Government International Bond
	$140	8.125%—05/21/2024	$179
	33	11.750%—02/25/2020	47

			226

		Republic of Colombia
COL$	100,000	9.850%—06/28/2027	61

			563

	TOTAL COLOMBIA (Cost $878)		786

CROATIA—1.9%
	FOREIGN GOVERNMENT OBLIGATIONS—1.9%
		Croatia Government International Bond
	$200	6.375%—03/24/2021	207
	100	6.625%—07/14/2020	106

	TOTAL CROATIA (Cost $316)		313

DOMINICAN REPUBLIC—1.1%
	(Cost $194)
	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Dominican Republic International Bond
	177	9.040%—01/23/2018	193

EL SALVADOR—0.4%
	FOREIGN GOVERNMENT OBLIGATIONS—0.4%
		El Salvador Government International Bond
	28	7.650%—06/15/2035	27
	22	7.750%—01/24/2023	23
	15	8.250%—04/10/2032	16

	TOTAL EL SALVADOR (Cost $71)		66

HONG KONG—0.6%
	(Cost $103)
	CORPORATE BONDS & NOTES—0.6%
		Hutchison Whampoa International 10 Ltd.
	100	6.000%—10/28/2015[6,7]	106

HUNGARY—1.6%
	FOREIGN GOVERNMENT OBLIGATIONS—1.6%
		Hungary Government Bond
HUD$	11,480	5.500%—12/22/2016-12/20/2018	50
	3,330	6.000%—11/24/2023	14
	1,600	6.500%—06/24/2019	8
	3,700	6.750%—11/24/2017	17
	12,100	7.000%—06/24/2022	56

			145

		Hungary Government International Bond
	€8	4.375%—07/04/2017	11
	£2	5.000%—03/30/2016	3
	$12	5.750%—11/22/2023	12
	€12	6.000%—01/11/2019	18

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
	$48	6.375%—03/29/2021	$52
	34	7.625%—03/29/2041	36

			132

	TOTAL HUNGARY (Cost $281)		277

INDIA—0.3%
	(Cost $51)
	CORPORATE BONDS & NOTES—0.3%
		Bharti Airtel International Netherlands BV
	50	5.125%—03/11/2023[2]	47

INDONESIA—8.5%
	CORPORATE BONDS & NOTES—0.5%
		Indosat Palapa Co. BV
	80	7.375%—07/29/2020	86

	CREDIT-LINKED NOTES—1.8%
		Indonesia Treasury Bond MTN[5]
IDR$	2,200,000	5.625%—05/17/2023[2]	144
	1,900,000	8.250%—07/19/2021	151

			295

	FOREIGN GOVERNMENT OBLIGATIONS—6.2%
		Indonesia Government International Bond
	$100	5.875%—03/13/2020	106
	136	6.875%—01/17/2018	153
	187	11.625%—03/04/2019	248

			507

		Indonesia Treasury Bond
IDR$	800,000	5.250%—05/15/2018	59
	1,346,000	5.625%—05/15/2023	88
	320,000	6.125%—05/15/2028	19
	800,000	6.625%—05/15/2033	49
	420,000	7.000%—05/15/2022-05/15/2027	30
	590,000	7.875%—04/15/2019	48
	100,000	8.250%—06/15/2032	7
	690,000	8.375%—03/15/2024	55
	1,712,000	9.000%—03/15/2029	135
	260,000	11.000%—09/15/2025	24

			514

		Inter-American Development Bank MTN[5]
	340,000	0.000%—08/20/2015[3]	25

			1,046

	TOTAL INDONESIA (Cost $1,758)		1,427

KAZAKHSTAN—2.2%
	CORPORATE BONDS & NOTES—0.2%
		Zhaikmunai LP Via Zhaikmunai International BV
	$25	7.125%—11/13/2019[2]	26

	FOREIGN GOVERNMENT OBLIGATIONS—2.0%
		Intergas Finance BV
	100	6.375%—05/14/2017	107
		KazMunayGas National Co.
	100	7.000%—05/05/2020	111

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

KAZAKHSTAN—Continued

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
		KazMunayGas National Co. MTN[5]
	$100	9.125%—07/02/2018[2]	$120

			338

	TOTAL KAZAKHSTAN (Cost $366)		364

MALAYSIA—3.8%
	FOREIGN GOVERNMENT OBLIGATIONS—3.8%
		Malaysia Government Bond
MYR$	50	3.172%—07/15/2016	15
	1,030	3.314%—10/31/2017	305
	220	3.418%—08/15/2022	62
	320	3.480%—03/15/2023	90
	240	3.492%—03/31/2020	69
	50	3.580%—09/28/2018	15
	20	3.741%—02/27/2015	6
	80	3.844%—04/15/2033	21
	40	3.889%—07/31/2020	12
	30	4.160%—07/15/2021	9
	60	4.262%—09/15/2016	18
	40	4.392%—04/15/2026	12

	TOTAL MALAYSIA (Cost $702)		634

MEXICO—9.1%
	CORPORATE BONDS & NOTES—0.4%
		Cemex Espana Luxembourg
	$70	9.250%—05/12/2020	76

	FOREIGN GOVERNMENT OBLIGATIONS—8.7%
		Mexican Bonos
MEX$	264	5.000%—06/15/2017	20
	854	6.250%—06/16/2016	67
	2,547	6.500%—06/10/2021-06/09/2022	192
	549	7.250%—12/15/2016	44
	276	7.750%—12/14/2017	23
	7,260	8.000%—06/11/2020-12/07/2023	599
	1,616	9.500%—12/18/2014	127
	303	10.000%—12/05/2024	29

			1,101

		Mexico Government International Bond
	$78	4.000%—10/02/2023	78
		Mexico Government International Bond MTN[5]
	76	4.750%—03/08/2044	68
	86	5.550%—01/21/2045	86
	10	5.950%—03/19/2019	12
	96	6.050%—01/11/2040	103

			269

		Petroleos Mexicanos
MEX$	30	7.650%—11/24/2021[2]	2

			1,450

	TOTAL MEXICO (Cost $1,588)		1,526

PANAMA—0.7%

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—0.7%
		Panama Government International Bond
	$70	8.125%—04/28/2034	$88
	18	9.375%—04/01/2029	25

	TOTAL PANAMA (Cost $129)		113

PERU—2.1%
	CORPORATE BONDS & NOTES—0.0%
		Volcan Cia Minera SAA
	4	5.375%—02/02/2022[2]	4

	FOREIGN GOVERNMENT OBLIGATIONS—2.1%
		Peruvian Government Bond
PER$	110	5.200%—09/12/2023	36
	20	6.850%—02/12/2042	6
	20	6.900%—08/12/2037	7
	40	6.950%—08/12/2031	14
	50	8.200%—08/12/2026	20

			83

		Peruvian Government International Bond
	$32	6.550%—03/14/2037	37
	162	8.750%—11/21/2033	230

			267

			350

	TOTAL PERU (Cost $375)		354

PHILIPPINES—1.1%
	FOREIGN GOVERNMENT OBLIGATIONS—1.1%
		Philippine Government International Bond
	100	7.750%—01/14/2031	132
	21	9.500%—02/02/2030	32
	12	9.875%—01/15/2019	16

	TOTAL PHILIPPINES (Cost $204)		180

POLAND—4.8%
	FOREIGN GOVERNMENT OBLIGATIONS—4.8%
		Poland Government Bond
PLN$	80	2.500%—07/25/2018	24
	500	3.000%—08/24/2016[4]	166
	540	3.750%—04/25/2018	169
	50	4.000%—10/25/2023	15
	400	4.750%—10/25/2016-04/25/2017	131
	300	5.000%—04/25/2016	99
	10	5.250%—10/25/2017	3
	90	5.750%—10/25/2021	31

			638

		Poland Government International Bond
	$33	4.000%—01/22/2024	32
	129	5.000%—03/23/2022	138

			170

	TOTAL POLAND (Cost $832)		808

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

ROMANIA—0.5%

Principal Amount (000s)			Value (000s)

	FOREIGN GOVERNMENT OBLIGATIONS—0.5%
		Romanian Government International Bond MTN[5]
	$12	4.875%—01/22/2024[2]	$12
	70	6.750%—02/07/2022	79

	TOTAL ROMANIA (Cost $93)		91

RUSSIA—8.3%
	CORPORATE BONDS & NOTES—1.3%
		ALFA Bank OJSC Via ALFA Bond Issuance plc
	200	7.500%—09/26/2019[2]	212

	FOREIGN GOVERNMENT OBLIGATIONS—7.0%
		Russian Federal Bond—OFZ
RUS$	650	6.400%—05/27/2020	17
	2,460	6.800%—12/11/2019	66
	1,490	7.000%—11/24/2021[1]	40
	7,680	7.000%—01/25/2023	201
	3,090	7.350%—01/20/2016	89
	280	7.500%—02/27/2019	8
	6,680	7.600%—07/20/2022	184

			605

		Russian Foreign Bond—Eurobond
	$464	7.500%—03/31/2030[1]	536
	24	12.750%—06/24/2028	40

			576

			1,181

	TOTAL RUSSIA (Cost $1,527)		1,393

SOUTH AFRICA—6.7%
	FOREIGN GOVERNMENT OBLIGATIONS—6.7%
		South Africa Government Bond
ZAR$	535	6.250%—03/31/2036	34
	3,240	6.750%—03/31/2021	263
	610	7.000%—02/28/2031	44
	760	7.250%—01/15/2020	64
	2,845	8.000%—12/21/2018	253
	980	8.250%—09/15/2017	89
	1,290	10.500%—12/21/2026	130
	310	13.500%—09/15/2015	31

			908

		South Africa Government International Bond
	$200	5.500%—03/09/2020	211

	TOTAL SOUTH AFRICA (Cost $1,384)		1,119

THAILAND—2.3%
	CORPORATE BONDS & NOTES—0.1%
		PTTEP Canada International Finance Ltd. MTN[5]
	10	5.692%—04/05/2021	11

	FOREIGN GOVERNMENT OBLIGATIONS—2.2%
		Thailand Government Bond
THD$	3,257	1.200%—07/14/2021[4]	91
	1,420	3.250%—06/16/2017	44
	1,230	3.580%—12/17/2027	35
	2,440	3.625%—06/16/2023	72

	FOREIGN GOVERNMENT OBLIGATIONS—Continued
THD$	4,480	3.650%—12/17/2021	$134

			376

	TOTAL THAILAND (Cost $429)		387

TURKEY—8.1%
	CORPORATE BONDS & NOTES—1.0%
		KOC Holding AS
	$200	3.500%—04/24/2020[2]	170

	FOREIGN GOVERNMENT OBLIGATIONS—7.1%
		Turkey Government Bond
TRD$	142	4.000%—04/29/2015[4]	63
	340	7.100%—03/08/2023	125
	50	8.300%—10/07/2015	21
	160	8.500%—09/14/2022	64
	445	9.000%—01/27/2016	191
	360	9.500%—01/12/2022	155
	70	10.500%—01/15/2020	32

			651

		Turkey Government International Bond
	$105	6.750%—04/03/2018	114
	102	6.875%—03/17/2036	103
	23	7.000%—06/05/2020	25
	29	7.250%—03/05/2038	31
	194	7.375%—02/05/2025	212
	39	8.000%—02/14/2034	44

			529

			1,180

	TOTAL TURKEY (Cost $1,660)		1,350

UKRAINE—1.6%
	CORPORATE BONDS & NOTES—0.1%
		Ferrexpo Finance plc
	10	7.875%—04/07/2016[2]	9
		Metinvest BV
	8	8.750%—02/14/2018[2]	8

			17

	FOREIGN GOVERNMENT OBLIGATIONS—1.5%
		Ukraine Government International Bond
	€50	4.950%—10/13/2015	62
	$100	6.875%—09/23/2015	92

			154

		Ukreximbank Via Biz Finance plc
	100	8.375%—04/27/2015	90

			244

	TOTAL UKRAINE (Cost $279)		261

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

UNITED ARAB EMIRATES—0.5%
(Cost $68)
Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES—0.5%
	Dubai Holding Commercial Operations MTN Ltd.[5]
£50	6.000%—02/01/2017	$86

URUGUAY—0.4%
FOREIGN GOVERNMENT OBLIGATIONS—0.4%
	Uruguay Government International Bond
$12	6.875%—09/28/2025	14
28	7.875%—01/15/2033	34
17	8.000%—11/18/2022	21

TOTAL URUGUAY (Cost $75)		69

VENEZUELA—4.7%
FOREIGN GOVERNMENT OBLIGATIONS—4.7%
	Petroleos de Venezuela SA
37	5.000%—10/28/2015	31
143	5.250%—04/12/2017	99
376	8.500%—11/02/2017	294

		424

	Venezuela Government International Bond
66	5.750%—02/26/2016	53
10	7.000%—12/01/2018	7
VENEZUELA—Continued

Principal Amount (000s)		Value (000s)

FOREIGN GOVERNMENT OBLIGATIONS—Continued
$91	7.750%—10/13/2019	$61
131	9.000%—05/07/2023	84
13	11.750%—10/21/2026	10
10	11.950%—08/05/2031	7
176	12.750%—08/23/2022	145

		367

TOTAL VENEZUELA (Cost $971)		791

SHORT-TERM INVESTMENTS—2.0%
(Cost $331)
REPURCHASE AGREEMENTS
331	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $340)	331

TOTAL INVESTMENTS—95.7% (Cost $17,967)		16,026

CASH AND OTHER ASSETS, LESS LIABILITIES—4.3%		720

TOTAL NET ASSETS—100.0%		$16,746

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2014

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	$196	$195	03/06/2014	$(1)
British Pound Sterling (Sell)	Morgan Stanley & Co. LLC	95	95	03/14/2014	—
Chilean Peso (Buy)	Morgan Stanley & Co. LLC	13	13	02/13/2014	—
Chilean Peso (Sell)	Morgan Stanley & Co. LLC	13	13	02/13/2014	—
Colombian Peso (Sell)	Morgan Stanley & Co. LLC	148	152	02/21/2014	4
Euro Currency (Sell)	Morgan Stanley & Co. LLC	95	96	03/14/2014	1
Hungarian Forint (Buy)	Morgan Stanley & Co. LLC	20	20	03/03/2014	—
Indonesian Rupiah (Sell)	Morgan Stanley & Co. LLC	12	12	02/21/2014	—
Indonesian Rupiah (Sell)	Morgan Stanley & Co. LLC	99	101	02/21/2014	2
Malaysian Ringgit (Buy)	Morgan Stanley & Co. LLC	109	111	04/15/2014	(2)
Mexican Peso (Buy) vs. Brazilian Real (Sell)	Morgan Stanley & Co. LLC	42	43	02/04/2014	1
Mexican Peso (Sell) vs. Brazilian Real (Buy)	Morgan Stanley & Co. LLC	42	42	02/04/2014	—
Peruvian Nouveau Sol (Buy)	Morgan Stanley & Co. LLC	30	30	02/18/2014	—
Peruvian Nouveau Sol (Sell)	Morgan Stanley & Co. LLC	30	30	02/18/2014	—
Philippine Peso (Buy)	Morgan Stanley & Co. LLC	136	140	02/03/2014	(4)
Philippine Peso (Buy)	Morgan Stanley & Co. LLC	124	124	03/03/2014	—
Philippine Peso (Sell)	Morgan Stanley & Co. LLC	7	7	02/03/2014	—
Philippine Peso (Sell)	Morgan Stanley & Co. LLC	129	129	02/03/2014	—
Polish Zloty (Buy)	Goldman Sachs Group Inc.	269	271	02/07/2014	(2)
Thailand Baht (Buy)	Morgan Stanley & Co. LLC	44	44	04/09/2014	—
Thailand Baht (Sell)	Morgan Stanley & Co. LLC	44	44	04/09/2014	—
Turkish Lira (Buy)	Morgan Stanley & Co. LLC	81	81	02/28/2014	—

					$(1)

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Corporate Bonds & Notes
Brazil	$—	$258	$—	$258
Chile	—	46	—	46
China	—	102	—	102
Colombia	—	35	—	35
Hong Kong	—	106	—	106
India	—	47	—	47
Indonesia	—	86	—	86
Kazakhstan	—	26	—	26
Mexico	—	76	—	76
Peru	—	4	—	4
Russia	—	212	—	212
Thailand	—	11	—	11
Turkey	—	170	—	170
Ukraine	—	17	—	17
United Arab Emirates	—	86	—	86
Credit-Linked Notes
Colombia	—	188	—	188
Indonesia	—	295	—	295
Foreign Government Obligations
Argentina	—	13	—	13
Brazil	—	1,946	—	1,946
Chile	—	383	—	383
China	—	206	—	206
Colombia	—	563	—	563
Croatia	—	313	—	313
Dominican Republic	—	193	—	193
El Salvador	—	66	—	66
Hungary	—	277	—	277
Indonesia	—	1,046	—	1,046
Kazakhstan	—	338	—	338
Malaysia	—	634	—	634
Mexico	—	1,450	—	1,450
Panama	—	113	—	113
Peru	—	350	—	350
Philippines	—	180	—	180
Poland	—	808	—	808
Romania	—	91	—	91
Russia	—	1,181	—	1,181
South Africa	—	1,119	—	1,119
Thailand	—	376	—	376
Turkey	—	1,180	—	1,180
Ukraine	—	244	—	244
Uruguay	—	69	—	69
Venezuela	—	791	—	791
Short-Term Investments
Repurchase Agreements	—	331	—	331

Total Investments in Securities	$—	$16,026	$—	$16,026

Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$8	$—	$8

Total Financial Derivative Instruments - Assets	$—	$8	$—	$8

Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$—	$(9)	$—	$(9)

Total Financial Derivative Instruments - Liabilities	$—	$(9)	$—	$(9)

Total Investments	$—	$16,025	$—	$16,025

There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

Harbor Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS—Continued

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Foreign Exchange Contracts	$8	$(9)

1	Step coupon security

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2014, the aggregate fair value of these securities was $1,584 or 10% of net assets.

3	Zero coupon bond

4	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

5	MTN after the name of a security stands for Medium Term Note.

6	Variable rate security, the stated rate represents the rate in effect at January 31, 2014.

7	Perpetuity bond, the maturity date represents the next callable date.

R$	Brazilian Real

£	British Pound

COL$	Colombian Peso

€	Euro

HUD$	Hungarian Forint

IDR$	Indonesian Rupiah

MYR$	Malaysian Ringgit

MEX$	Mexican Peso

PER$	Peruvian Nuevosol

PLN$	Polish Zloty

RUS$	Russian Ruble

ZAR$	South African Rand

THD$	Thai Baht

TRD$	Turkish Lira

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 4.4%)

BANK LOAN OBLIGATIONS—5.5%

Principal Amount (000s)		Value (000s)

CAPITAL MARKETS—0.4%
	Nuveen Investments Inc. Second-Lien Term Loan[2]
$6,350	6.500%—02/28/2019[1]	$6,320

COMMERCIAL SERVICES & SUPPLIES—0.7%
	Asurion LLC First-Lien Term Loan[2]
1,511	4.500%—05/24/2019[1]	1,513
	Pacific Industrial Services BidCo Pty Ltd. Term Loan
2,294	5.000%—10/02/2018[1]	2,332
	Syncreon Group BV Term Loan
8,000	5.250%—10/28/2020[1]	8,050

		11,895

CONSTRUCTION & ENGINEERING—0.4%
	Brand Energy & Infrastructure Services Inc. Term Loan
6,231	4.750%—11/26/2020[1]	6,275

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	US TelePacific Corp. Term Loan
3,170	5.750%—02/23/2017[1]	3,195

FOOD & STAPLES RETAILING—0.2%
	BJ’s Wholesale Club Inc. Second-Lien Term Loan
3,450	8.500%—03/31/2020[1]	3,561

HOTELS, RESTAURANTS & LEISURE—0.9%
	Peninsula Gaming LLC Term Loan B
10,820	4.250%—11/20/2017[1]	10,908

	Scientific Games International Inc. Term Loan B
5,000	4.250%—10/18/2020[1]	5,032

		15,940

INSURANCE—0.1%
	Hub International Ltd. Term Loan
2,195	4.750%—10/02/2020[1]	2,224

MACHINERY—0.5%
	Rexnord LLC Term Loan B
3,342	4.000%—08/21/2020[1]	3,364
	TNT Crane & Rigging Inc. First-Lien Term Loan
5,000	9.500%—11/27/2020[1]	5,022

		8,386

MEDIA—0.4%
	Cumulus Media Holdings Inc. Term Loan
1,937	4.250%—12/12/2020[1]	1,960
	Wide Open West Finance LLC Term Loan B
4,925	4.750%—04/01/2019[1]	4,972

		6,932

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued

Principal Amount (000s)		Value (000s)

METALS & MINING—0.3%
	Murray Energy Corp. Second-Lien Term Loan
$5,500	9.500%—12/01/2020[1]	$5,972

MULTILINE RETAIL—0.3%
	Hudson’s Bay Co. Second-Lien Term Loan
1,500	8.250%—11/04/2021[1]	1,555
	Savers, Inc. Term Loan
3,448	5.000%—10/03/2019[1]	3,479

		5,034

OIL, GAS & CONSUMABLE FUELS—1.0%
	Chesapeake Energy Corp. Term Loan B
9,650	5.750%—12/02/2017[1]	9,889
	HGIM Corp. Term Loan B
5,237	5.500%—06/18/2020[1]	5,325
	TGGT Holdings LLC Term Loan A
2,750	6.500%—11/15/2018[1]	2,784

		17,998

SOFTWARE—0.1%
	Kronos Inc. Second-Lien Term Loan
2,500	9.750%—04/30/2020[1]	2,606

TOTAL BANK LOAN OBLIGATIONS (Cost $93,802)		96,338

CORPORATE BONDS & NOTES—90.1%
AEROSPACE & DEFENSE—1.6%
	Bombardier Inc.
15,500	6.125%—01/15/2023[3]	15,345
	Sequa Corp.
5,550	7.000%—12/15/2017[3]	5,578
	Spirit Aerosystems Inc.
4,000	6.750%—12/15/2020	4,330
	TransDigm Inc.
3,300	7.750%—12/15/2018	3,547

		28,800

AUTO COMPONENTS—3.0%
	Affinia Group Inc.
3,300	7.750%—05/01/2021	3,548
	Allison Transmission Inc.
8,650	7.125%—05/15/2019[3]	9,385
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,325
	Cooper-Standard Automotive Inc.
2,575	8.500%—05/01/2018	2,723
	Dana Holding Corp.
3,650	6.750%—02/15/2021	3,960
	Goodyear Tire & Rubber Co.
8,100	6.500%—03/01/2021	8,677
4,500	7.000%—05/15/2022	4,917
6,320	8.750%—08/15/2020	7,505

		21,099

AUTO COMPONENTS—Continued
	Tenneco Inc.
$5,705	6.875%—12/15/2020	$6,261

		52,301

AUTOMOBILES—0.1%
	Jaguar Land Rover Automotive plc
1,500	5.625%—02/01/2023[3]	1,538

BEVERAGES—0.4%
	Crestview DS Merger Sub II Inc.
5,900	10.000%—09/01/2021[3]	6,461

BUILDING PRODUCTS—1.6%
	CPG Merger Sub LLC
5,500	8.000%—10/01/2021[3]	5,844
	HD Supply Inc.
3,000	7.500%—07/15/2020	3,217
	Nortek Inc.
7,525	8.500%—04/15/2021	8,353
	RSI Home Products Inc.
5,275	6.875%—03/01/2018[3]	5,539
	Summit Materials LLC
4,650	10.500%—01/31/2020[3]	5,190

		28,143

CAPITAL MARKETS—0.4%
	Walter Investment Management Corp.
7,000	7.875%—12/15/2021[3]	7,123

CHEMICALS—2.0%
	Eagle Spinco Inc.
4,075	4.625%—02/15/2021[3]	3,998
	PetroLogistics LP
7,500	6.250%—04/01/2020[3]	7,594
	Pinnacle Operating Corp.
5,400	9.000%—11/15/2020[3]	5,832
	PQ Corp.
2,850	8.750%—05/01/2018[3]	3,114
	Tronox Finance LLC
13,500	6.375%—08/15/2020	13,736

		34,274

COMMERCIAL BANKS—0.5%
	CIT Group Inc.
3,300	5.000%—08/15/2022	3,297
5,000	5.500%—02/15/2019[3]	5,350

		8,647

COMMERCIAL SERVICES & SUPPLIES—4.1%
	ADT Corp.
5,000	6.250%—10/15/2021[3]	5,176
	ARAMARK Corp.
1,450	5.750%—03/15/2020[3]	1,512
	Brand Energy & Infrastructure Services Inc.
7,200	8.500%—12/01/2021[3]	7,326
	Clean Harbors Inc.
4,500	5.125%—06/01/2021	4,522
	Covanta Holding Corp.
6,900	6.375%—10/01/2022	7,159
	Hertz Corp.
650	6.750%—04/15/2019	695
1,500	7.375%—01/15/2021	1,639

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
$6,250	7.500%—10/15/2018	$6,703

		9,037

	Iron Mountain Inc.
10,000	5.750%—08/15/2024	9,400
	RR Donnelley & Sons Co.
2,600	7.000%—02/15/2022	2,782
	Safway Group Holding LLC
10,250	7.000%—05/15/2018[3]	10,865
	United Rentals North America Inc.
5,675	7.625%—04/15/2022	6,413
4,550	8.250%—02/01/2021	5,130

		11,543

	West Corp.
3,000	8.625%—10/01/2018	3,251

		72,573

COMMUNICATIONS EQUIPMENT—0.6%
	CommScope Holding Co. Inc.
5,000	6.625%—06/01/2020[3]	5,256
	Syniverse Holdings Inc.
4,750	9.125%—01/15/2019	5,207

		10,463

COMPUTERS & PERIPHERALS—0.4%
	NCR Corp.
4,000	5.000%—07/15/2022	3,920
	NCR Escrow Corp.
3,500	6.375%—12/15/2023[3]	3,657

		7,577

CONSUMER FINANCE—0.5%
	TransUnion Financing Corp.
1,600	11.375%—06/15/2018	1,742
	TransUnion Holding Co.
6,450	9.625%—06/15/2018	6,934

		8,676

CONTAINERS & PACKAGING—2.8%
	Plastipak Holdings Inc.
6,000	6.500%—10/01/2021[3]	6,180
	Reynolds Group Issuer Inc.
8,000	5.750%—10/15/2020	8,220
8,950	8.250%—02/15/2021	9,554
3,875	8.500%—05/15/2018	4,088
5,150	9.000%—04/15/2019	5,517
5,675	9.875%—08/15/2019	6,299

		33,678

	Sealed Air Corp.
3,400	6.500%—12/01/2020[3]	3,681
	Silgan Holdings Inc.
3,700	5.000%—04/01/2020	3,672
1,500	5.500%—02/01/2022[3]	1,493

		5,165

		48,704

DIVERSIFIED TELECOMMUNICATION SERVICES—4.5%
	CenturyLink Inc.
6,150	5.625%—04/01/2020	6,242
8,000	5.800%—03/15/2022	7,920

		14,162

DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Cincinnati Bell Inc.
$7,500	8.750%—03/15/2018	$7,884
	Frontier Communications Corp.
9,000	7.125%—01/15/2023	8,978
4,400	7.625%—04/15/2024	4,389
102	8.250%—05/01/2014	104

		13,471

	Level 3 Financing Inc.
1,100	6.125%—01/15/2021[3]	1,128
3,000	7.000%—06/01/2020	3,202
15,000	8.125%—07/01/2019	16,575
2,000	8.625%—07/15/2020	2,245

		23,150

	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	3,938
	Windstream Corp.
3,750	7.500%—06/01/2022-04/01/2023	3,795
9,000	7.750%—10/15/2020	9,585
3,000	8.125%—09/01/2018	3,218

		16,598

		79,203

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	Belden Inc.
5,000	5.500%—09/01/2022[3]	4,900
	Sensata Technologies BV
4,000	6.500%—05/15/2019[3]	4,320

		9,220

ENERGY EQUIPMENT & SERVICES—4.3%
	Compagnie Générale de Géophysique-Veritas
5,100	6.500%—06/01/2021	5,215
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018	6,368
	Exterran Partners LP
1,000	6.000%—04/01/2021	998
	Gulfmark Offshore Inc.
8,350	6.375%—03/15/2022	8,454
	Hornbeck Offshore Services Inc.
5,550	5.000%—03/01/2021	5,425
3,950	5.875%—04/01/2020	4,098

		9,523

	Key Energy Services Inc.
10,250	6.750%—03/01/2021	10,583
	North Atlantic Drilling Ltd.
15,000	6.250%—02/01/2019[3]	14,962
	Precision Drilling Corp.
7,000	6.625%—11/15/2020	7,473
	SESI LLC
10,450	7.125%—12/15/2021	11,573

		75,149

FOOD & STAPLES RETAILING—0.9%
	Alphabet Holding Co. Inc.
700	7.750%—11/01/2017	723
6,000	7.750%—11/01/2017[3]	6,191

		6,914

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

FOOD & STAPLES RETAILING—Continued
	Bi-Lo LLC
$9,100	8.625%—09/15/2018[3]	$9,532

		16,446

FOOD PRODUCTS—0.5%
	Darling Escrow Corp.
1,800	5.375%—01/15/2022[3]	1,816
	Dole Food Co. Inc.
7,350	7.250%—05/01/2019[3]	7,350

		9,166

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
	Biomet Inc.
14,000	6.500%—08/01/2020-10/01/2020	14,796
	Capsugel SA
4,000	7.000%—05/15/2019[3]	4,093
	Community Health Systems Inc.
9,000	6.875%—02/01/2022[3]	9,242
2,000	8.000%—11/15/2019	2,205

		11,447

		30,336

HEALTH CARE PROVIDERS & SERVICES—4.6%
	DaVita Inc.
5,800	5.750%—08/15/2022	5,967
1,850	6.625%—11/01/2020	1,993

		7,960

	Fresenius Medical Care US Finance II Inc.
4,200	5.875%—01/31/2022[3]	4,484
	HCA Holdings Inc.
3,350	6.250%—02/15/2021	3,576
4,250	7.750%—05/15/2021	4,675

		8,251

	HCA Inc.
10,600	5.875%—03/15/2022	11,183
3,500	7.500%—02/15/2022	3,959

		15,142

	MPH Intermediate Holding Co.
5,000	8.375%—08/01/2018[3]	5,169
	Tenet Healthcare Corp.
3,250	6.000%—10/01/2020[3]	3,427
8,350	6.250%—11/01/2018	9,258
13,425	8.000%—08/01/2020	14,700
4,000	8.125%—04/01/2022	4,375

		31,760

	Universal Hospital Services Inc.
8,500	7.625%—08/15/2020	9,031

		81,797

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,200	8.000%—11/15/2018	2,381

HOTELS, RESTAURANTS & LEISURE—4.1%
	Ameristar Casinos Inc.
5,000	7.500%—04/15/2021	5,444

	Boyd Gaming Corp.
4,000	9.125%—12/01/2018	4,350
HOTELS, RESTAURANTS & LEISURE—Continued
	Felcor Lodging LP
$5,650	5.625%—03/01/2023	$5,537
7,375	6.750%—06/01/2019	7,965

		13,502

	GLP Capital LP
6,000	5.375%—11/01/2023[3]	5,970
	Isle of Capri Casinos Inc.
2,550	5.875%—03/15/2021	2,607
3,250	7.750%—03/15/2019	3,559
5,600	8.875%—06/15/2020	6,076

		12,242

	MCE Finance Ltd.
4,000	5.000%—02/15/2021[3]	3,870
	Peninsula Gaming LLC
6,000	8.375%—02/15/2018[3]	6,510
	Pinnacle Entertainment Inc.
7,050	8.750%—05/15/2020	7,755
	RHP Hotel Properties LP
5,000	5.000%—04/15/2021	4,937

	Scientific Games International Inc.
1,850	6.250%—09/01/2020	1,942
	Station Casinos LLC
4,950	7.500%—03/01/2021	5,297

		71,819

HOUSEHOLD DURABLES—2.1%
	ACCO Brands Corp.
7,000	6.750%—04/30/2020	6,974
	Central Garden Co.
6,500	8.250%—03/01/2018	6,419
	First Quality Finance Co. Inc.
1,400	4.625%—05/15/2021[3]	1,333
	Jarden Corp.
3,475	7.500%—01/15/2020	3,770
	Prestige Brands Inc.
2,750	8.125%—02/01/2020	3,087
	Spectrum Brands Inc.
2,350	6.375%—11/15/2020	2,509
8,800	6.625%—11/15/2022	9,405
3,050	6.750%—03/15/2020	3,294

		15,208

		36,791

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.2%
	Calpine Corp.
4,000	6.000%—01/15/2022[3]	4,160
6,520	7.875%—07/31/2020[3]	7,172

		11,332

	GenOn Americas Generation LLC
4,925	8.500%—10/01/2021	4,925
	GenOn Energy Inc.
1,600	7.875%—06/15/2017	1,680
	NRG Energy Inc.
2,750	6.250%—07/15/2022[3]	2,764
5,250	7.875%—05/15/2021	5,762
11,750	8.250%—09/01/2020	12,895

		21,421

		39,358

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

INDUSTRIAL CONGLOMERATES—0.5%
	Gardner Denver Inc.
$9,500	6.875%—08/15/2021[3]	$9,571

INSURANCE—0.1%
	Hockey Merger Sub 2 Inc.
2,000	7.875%—10/01/2021[3]	2,090

INTERNET SOFTWARE & SERVICES—0.4%
	CyrusOne LP
3,000	6.375%—11/15/2022	3,112
	Equinix Inc.
3,500	7.000%—07/15/2021	3,859

		6,971

IT SERVICES—2.1%
	Alliance Data Systems Corp.
5,400	5.250%—12/01/2017[3]	5,656
11,400	6.375%—04/01/2020[3]	12,113

		17,769

	SunGard Data Systems Inc.
7,250	6.625%—11/01/2019	7,631
4,025	7.625%—11/15/2020	4,442

		12,073

	WEX Inc.
7,000	4.750%—02/01/2023[3]	6,449

		36,291

LEISURE EQUIPMENT & PRODUCTS—0.3%
	Cedar Fair LP
5,000	5.250%—03/15/2021	5,013

MACHINERY—1.5%
	Jurassic Holdings III Inc.
6,000	6.875%—02/15/2021[3]	6,045
	Silver II US Holdings LLC
4,400	7.750%—12/15/2020[3]	4,686
	SPX Corp.
1,500	6.875%—09/01/2017	1,702
	Terex Corp.
9,250	6.500%—04/01/2020	9,967
	Titan International Inc.
3,850	6.875%—10/01/2020[3]	4,081

		26,481

MEDIA—17.3%
	AMC Networks Inc.
5,525	7.750%—07/15/2021	6,229
	Cablevision Systems Corp.
13,000	5.875%—09/15/2022	12,789
2,550	7.750%—04/15/2018	2,872
5,350	8.000%—04/15/2020	6,032

		21,693

	CCO Holdings LLC
3,000	5.125%—02/15/2023	2,865
6,800	5.250%—09/30/2022	6,570
3,150	6.500%—04/30/2021	3,308
5,750	6.625%—01/31/2022	6,038
900	8.125%—04/30/2020	983

		19,764

	Cequel Communications Holdings I LLC
18,000	6.375%—09/15/2020[3]	18,495

MEDIA—Continued
	Clear Channel Worldwide Holdings Inc.
$10,900	7.625%—03/15/2020	$11,554
	Cumulus Media Holdings Inc.
10,300	7.750%—05/01/2019	11,098
	DigitalGlobe Inc.
5,000	5.250%—02/01/2021	4,937
	DISH DBS Corp.
3,000	5.000%—03/15/2023	2,820
7,150	5.875%—07/15/2022	7,177
10,000	6.750%—06/01/2021	10,700

		20,697

	Gannett Co. Inc.
3,500	6.375%—10/15/2023[3]	3,596
	GCI Inc.
7,000	6.750%—06/01/2021	6,825
	Gray Television Inc.
5,000	7.500%—10/01/2020	5,362
	Griffey Intermediate Inc.
5,000	7.000%—10/15/2020[3]	3,925
	Hughes Satellite Systems Corp.
2,350	6.500%—06/15/2019	2,567
18,975	7.625%—06/15/2021	21,632

		24,199

	IAC/InterActiveCorp
6,550	4.750%—12/15/2022	6,206
	Intelsat Jackson Holdings SA
5,000	5.500%—08/01/2023[3]	4,794
7,525	7.250%—10/15/2020	8,202
1,950	7.500%—04/01/2021	2,157

		15,153

	Intelsat Luxembourg SA
5,500	8.125%—06/01/2023[3]	5,974
	Lamar Media Corp.
6,950	5.875%—02/01/2022	7,263
	MDC Partners Inc.
7,000	6.750%—04/01/2020[3]	7,420
	MediaCom Broadband LLC
3,800	6.375%—04/01/2023	3,905
	MediaCom Capital Corp.
7,000	7.250%—02/15/2022	7,490
	Nexstar Broadcasting Inc.
6,550	6.875%—11/15/2020	7,025
	Quebecor Media Inc.
7,550	5.750%—01/15/2023	7,380
	Sinclair Television Group Inc.
10,000	5.375%—04/01/2021	9,950
4,000	6.125%—10/01/2022	4,060
3,300	6.375%—11/01/2021	3,432

		17,442

	Sirius XM Holdings Inc.
5,000	5.250%—08/15/2022[3]	5,194
4,350	5.875%—10/01/2020[3]	4,410

		9,604

	Townsquare Radio LLC
2,500	9.000%—04/01/2019[3]	2,750

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

MEDIA—Continued
	Unitymedia Hessen GmbH & Co.
$7,900	5.500%—01/15/2023[3]	$7,939
	Univision Communications Inc.
1,250	6.750%—09/15/2022[3]	1,378
	UPC Holding BV
2,500	9.875%—04/15/2018[3]	2,669
	UPCB Finance VI Ltd.
15,000	6.875%—01/15/2022[3]	16,125
	Valassis Communications Inc.
2,450	6.625%—02/01/2021	2,493
	ViaSat Inc.
6,900	6.875%—06/15/2020	7,280
	Virgin Media Finance plc
2,800	6.375%—04/15/2023[3]	2,870
	Wide Open West Finance LLC
6,150	10.250%—07/15/2019	6,888

		303,628

METALS & MINING—1.7%
	ArcelorMittal
3,825	5.750%—08/05/2020	4,016
3,900	6.000%—03/01/2021	4,095

		8,111

	FMG Resources (August 2006) Pty Ltd.
5,800	6.875%—04/01/2022[3]	6,286
1,287	7.000%—11/01/2015[3]	1,340
5,000	8.250%—11/01/2019[3]	5,525

		13,151

	Murray Energy Corp.
2,600	8.625%—06/15/2021[3]	2,737
	TMS International Corp.
2,100	7.625%—10/15/2021[3]	2,247
	Westmoreland Escrow Corp.
3,250	10.750%—02/01/2018[3]	3,530

		29,776

OIL, GAS & CONSUMABLE FUELS—10.3%
	Access Midstream Partners LP
8,000	6.125%—07/15/2022	8,560
	AmeriGas Finance LLC
4,500	7.000%—05/20/2022	4,916
	Bill Barrett Corp.
5,000	7.000%—10/15/2022	5,238
3,600	7.625%—10/01/2019	3,906

		9,144

	Bristow Group Inc.
1,250	6.250%—10/15/2022	1,323
	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	7,118
	Chesapeake Energy Corp.
1,000	6.125%—02/15/2021	1,083
	Chesapeake Oilfield Operating LLC
3,900	6.625%—11/15/2019	4,114
	Concho Resources Inc.
5,000	5.500%—10/01/2022	5,125
	Denbury Resources Inc.
225	4.625%—07/15/2023	209

OIL, GAS & CONSUMABLE FUELS—Continued
	Diamondback Energy Inc.
$3,000	7.625%—10/01/2021[3]	$3,172
	Eagle Rock Energy Partners LP
4,000	8.375%—06/01/2019	4,370
	Ferrellgas LP/Ferrellgas Finance Corp.
4,350	6.500%—05/01/2021	4,502
	Genesis Energy LP
4,700	5.750%—02/15/2021	4,794
	Halcon Resources Corp.
4,000	9.750%—07/15/2020	4,170
3,250	9.750%—07/15/2020[3]	3,384

		7,554

	Hiland Partners LP
1,700	7.250%—10/01/2020[3]	1,828
	Lightstream Resources
11,700	8.625%—02/01/2020[3]	11,934
	Linn Energy LLC
1,450	6.500%—05/15/2019	1,497
4,450	7.000%—11/01/2019[3]	4,539
5,300	7.750%—02/01/2021	5,645

		11,681

	MarkWest Energy Finance Corp.
2,320	6.250%—06/15/2022	2,500
2,000	6.750%—11/01/2020	2,185

		4,685

	Memorial Production Partners LP
5,000	7.625%—05/01/2021[3]	5,200
	NGL Energy Partners LP
5,000	6.875%—10/15/2021[3]	5,162
	NuStar Logistics LP
3,500	6.750%—02/01/2021	3,640
	Oasis Petroleum Inc.
3,500	6.875%—03/15/2022[3]	3,728
4,125	6.875%—01/15/2023	4,434
3,550	7.250%—02/01/2019	3,816

		11,978

	Oil States International Inc.
6,250	6.500%—06/01/2019	6,641
	QEP Resources Inc.
400	5.375%—10/01/2022	389
	Rosetta Resources Inc.
5,000	5.625%—05/01/2021	5,012
	Seadrill Ltd.
11,000	5.625%—09/15/2017[3]	11,385
5,000	6.125%—09/15/2020[3]	5,050

		16,435

	Suburban Propane Partners LP
5,832	7.375%—08/01/2021	6,401
5,066	7.500%—10/01/2018	5,433

		11,834

	Unit Corp.
9,090	6.625%—05/15/2021	9,590
	Vanguard Natural Resources LLC
8,950	7.875%—04/01/2020	9,509

		181,502

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)		Value (000s)

PAPER & FOREST PRODUCTS—0.4%
	Resolute Forest Products Inc.
$8,000	5.875%—05/15/2023[3]	$7,680

PHARMACEUTICALS—1.3%
	ENDO Finance Co.
6,000	5.750%—01/15/2022[3]	6,000
	Endo Health Solutions Inc.
3,010	7.000%—12/15/2020	3,228
	Salix Pharmaceuticals Ltd.
2,000	6.000%—01/15/2021[3]	2,090
	Valeant Pharmaceuticals International
3,000	6.375%—10/15/2020[3]	3,218
	VPII Escrow Corp.
7,000	7.500%—07/15/2021[3]	7,831

		22,367

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.9%
	Geo Group Inc.
1,500	5.125%—04/01/2023	1,395
5,000	5.875%—01/15/2022[3]	4,981

		6,376

	MPT Operating Partnership LP
1,500	6.875%—05/01/2021	1,605
	Omega Healthcare Investors Inc.
2,750	5.875%—03/15/2024	2,812
4,200	6.750%—10/15/2022	4,557

		7,369

		15,350

SOFTWARE—1.1%
	BMC Software Finance Inc.
4,150	8.125%—07/15/2021[3]	4,306
	Infor US Inc.
10,000	9.375%—04/01/2019	11,300
	Nuance Communications Inc.
4,200	5.375%—08/15/2020[3]	4,126

		19,732

SPECIALTY RETAIL—2.5%
	Dufry Finance SCA
3,875	5.500%—10/15/2020[3]	3,991
	Jo-Ann Stores Holdings Inc.
2,575	9.750%—10/15/2019[3]	2,691
	Jo-Ann Stores Inc.
5,700	8.125%—03/15/2019[3]	5,957
	Michaels Stores Inc.
7,500	5.875%—12/15/2020[3]	7,519
5,200	7.750%—11/01/2018	5,577

		13,096

	Penske Automotive Group Inc.
4,900	5.750%—10/01/2022	5,071
	Rent-A-Center Inc.
8,000	4.750%—05/01/2021	7,280
	Sally Holdings LLC
1,990	5.750%—06/01/2022	2,030
3,450	6.875%—11/15/2019	3,812

		5,842

		43,928

TEXTILES, APPAREL & LUXURY GOODS—0.9%
	Hanesbrands Inc.
$5,000	6.375%—12/15/2020	$5,475
	Levi Strauss & Co.
5,150	6.875%—05/01/2022	5,639
3,800	7.625%—05/15/2020	4,161

		9,800

		15,275

THRIFTS & MORTGAGE FINANCE—0.9%
	Nationstar Mortgage LLC
13,400	6.500%—08/01/2018-07/01/2021	12,943
3,472	7.875%—10/01/2020	3,559

		16,502

TRADING COMPANIES & DISTRIBUTORS—0.6%
	Ashtead Capital Inc.
10,221	6.500%—07/15/2022[3]	10,988

WIRELESS TELECOMMUNICATION SERVICES—3.8%
	MetroPCS Wireless Inc.
6,450	6.250%—04/01/2021[3]	6,724
3,350	6.625%—04/01/2023[3]	3,488

		10,212

	SBA Communications Corp.
1,350	5.625%—10/01/2019	1,399
	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020	3,187
	Softbank Corp.
6,225	4.500%—04/15/2020[3]	6,155
	Sprint Communications Inc.
8,150	6.000%—11/15/2022	8,048
3,000	7.000%—03/01/2020[3]	3,398
8,050	7.000%—08/15/2020	8,714

		20,160

	Sprint Corp.
2,500	7.125%—06/15/2024[3]	2,519
5,800	7.250%—09/15/2021[3]	6,271
5,250	7.875%—09/15/2023[3]	5,618

		14,408

	T-Mobile USA Inc.
1,500	6.500%—01/15/2024	1,536
500	6.542%—04/28/2020	531
5,000	6.633%—04/28/2021	5,281
3,000	6.731%—04/28/2022	3,161

		10,509

		66,030

TOTAL CORPORATE BONDS & NOTES (Cost $1,529,878)		1,586,121

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—2.5%
(Cost $43,755)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$43,755	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $44,635)	$43,755

TOTAL INVESTMENTS—98.1% (Cost $1,667,435)		1,726,214

CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		34,060

TOTAL NET ASSETS—100.0%		$1,760,274

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at January 31, 2014.

2	Position or a portion of the position represents an unsettled loan commitment. At period end, the total fair value of unsettled commitments totaled $7,833 or 1% of net assets. The coupon rate is subject to change at the time of settlement.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2014, the aggregate fair value of these securities was $562,258 or 32% of net assets.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -6.7%)

ASSET-BACKED SECURITIES—2.1%
Principal Amount (000s)		Value (000s)

	Access Group Inc.
	Series 2008-1 Cl. A
$12,168	1.539%—10/27/2025[1]	$12,290
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
7,652	0.318%—05/25/2036[1]	2,768
	Series 2005-W2 Cl. A2C
5,500	0.518%—10/25/2035[1]	5,013

		7,781

	Asset Backed Securities Corp. Home Equity
	Series 2003-HE4 Cl. M1
9,419	1.405%—08/15/2033[1]	8,985
	Bear Stearns Asset Backed Securities Trust
	Series 2005-4 Cl. M1
1,924	0.658%—01/25/2036[1]	1,919
	Countrywide Asset-Backed Certificates
	Series 2001-BC3 Cl. A
234	0.638%—12/25/2031[1]	172
	Series 2005-15 Cl. 1AF3
8,589	4.730%—04/25/2036[2]	8,695

		8,867

	Credit-Based Asset Servicing & Securitization LLC
	Series 2006-CB9 Cl. A1
158	0.218%—11/25/2036[1]	86
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
1,990	0.308%—07/25/2036[1]	1,855
	GSAA Trust
	Series 2006-4 Cl.4A2
3,490	0.388%—03/25/2036[1]	3,044
	Series 2005-8 Cl. A4
7,300	0.428%—06/25/2035[1]	6,869
	Series 2007-9 Cl. A1A
2,876	6.000%—10/25/2047	2,552

		12,465

	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
155	0.228%—12/25/2036[1]	79
	Series 2006-FM1 Cl. A2D
7,800	0.428%—04/25/2036[1]	4,014

		4,093

	Home Equity Asset Trust
	Series 2005-2 Cl. M4
$5,000	1.208%—07/25/2035[1]	$4,617
	Home Equity Loan Trust
	Series 2007-FRE1 Cl. 2AV4
12,025	0.498%—04/25/2037[1]	7,149
	HSBC Home Equity Loan Trust
	Series 2007-1 Cl. AS
3,631	0.357%—03/20/2036[1]	3,569
	Long Beach Mortgage Loan Trust
	Series 2004-4 Cl. 1A1
111	0.718%—10/25/2034[1]	107
	Mid-State Trust
	Series 2004-1 Cl. A
1,980	6.005%—08/15/2037	2,091
	Morgan Stanley ABS Capital I
	Series 2007-HE1 Cl. A2C
3,131	0.308%—11/25/2036[1]	1,869
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
3,672	1.058%—07/25/2032[1]	3,398
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
6,171	0.408%—07/25/2037[1]	3,478
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
9,700	0.638%—08/25/2035[1]	8,497
	Ramp Trust
	Series 2004-RS8 Cl. MII1
1,784	1.058%—08/25/2034[1]	1,668
	Securitized Asset Backed Receivables LLC Trust
	Series 2007-HE1 Cl. 2A2
904	0.218%—12/25/2036[1]	318
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	0.368%—10/25/2036[1]	3,226
	SLM Student Loan Trust
	Series 2009-CT Cl. 1A
469	2.350%—04/15/2039[1,3]	469
	Series 2010-C Cl. A2
1,900	2.810%—12/16/2019[1,3]	1,930

		2,399

	Small Business Administration Participation Certificates
	Series 2003-20I Cl.1
222	5.130%—09/01/2023	240
	Series 2009-20A Cl.1
6,059	5.720%—01/01/2029	6,781
	Series 2008-20H Cl.1
16,515	6.020%—08/01/2028	18,822
	Series 2001-20A Cl.1
338	6.290%—01/01/2021	368

		26,211

	Soundview Home Equity Loan Trust
	Series 2006-WF2 Cl. A1
4,804	0.288%—12/25/2036[1]	4,606

TOTAL ASSET-BACKED SECURITIES (Cost $120,734)		131,544

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—5.3%
Principal Amount (000s)		Value (000s)

	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
$5,244	0.278%—08/25/2036[1]	$3,293
	American Home Mortgage Investment Trust
	Series 2004-4 Cl. 4A
878	2.349%—02/25/2045[1]	884
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A2B
€8,579	1.617%—05/16/2047[1,3]	11,729
	Banc of America Funding Corp.
	Series 2005-D Cl. A1
$979	2.632%—05/25/2035[2]	1,010
	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
2,200	5.635%—04/10/2049[2]	2,448
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
16,959	0.368%—05/25/2047[1]	12,038
	Series 2011-RR4 Cl. 8A1
5,834	5.250%—02/26/2036[3]	5,447
	Series 2011-RR5 Cl. 5A1
11,738	5.250%—08/26/2037[3]	12,238
	Series 2011-RR5 Cl. 12A1
1,087	5.429%—03/26/2037[2,3]	1,028

		30,751

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2003-1 Cl. 6A1
467	2.572%—04/25/2033[2]	485
	Series 2003-8 Cl. 1A1
22	2.625%—01/25/2034[2]	22
	Series 2002-8 Cl. 1A2
50	2.666%—02/25/2033[2]	47
	Series 2004-10 Cl. 12A3
93	2.694%—01/25/2035[2]	94
	Series 2000-2 Cl. A1
40	2.743%—11/25/2030[2]	41
	Series 2004-1 Cl. 12A5
800	2.804%—04/25/2034[2]	805
	Series 2004-9 Cl. 22A3
234	3.087%—11/25/2034[2]	243
	Series 2004-8 Cl. 2A1
2,686	5.389%—11/25/2034[2]	2,671

		4,408

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
1,800	0.318%—02/25/2034[1]	1,725
	Series 2005-4 Cl. 23A1
729	0.598%—07/25/2035[1]	742
2,242	2.700%—05/25/2035[2]	2,167
	Series 2005-7 Cl. 22A1
1,677	2.679%—09/25/2035[2]	1,498

		6,132

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR7 Cl. A3
2,745	5.116%—02/11/2041[2]	2,836
	Series 2007-PW15 Cl. A4
699	5.331%—02/11/2044	761
	Series 2006-PW11 Cl. A4
1,810	5.439%—03/11/2039[2]	1,948
	Series 2007-PW18 Cl. A4
5,300	5.700%—06/11/2050	5,989

	Series 2007-PW17 Cl. AAB
$5,617	5.703%—06/11/2050	$5,693
	Series 2006-PW12 Cl. A4
2,410	5.710%—09/11/2038[2]	2,639

		19,866

	Chase Mortgage Finance Corp.
	Series 2005-A1 Cl. 1A1
7,684	5.019%—12/25/2035[2]	7,531
	Series 2006-A1 Cl. 4A1
4,682	5.640%—09/25/2036[2]	4,305

		11,836

	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
1,500	5.322%—12/11/2049	1,650
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
16,010	0.487%—11/20/2035[1]	12,934
	Series 2006-6BC Cl. 1A2
8,832	0.558%—05/25/2036[1]	6,775
	Series 2005-27 Cl.1A2
1,539	1.534%—08/25/2035[1]	1,418
	Series 2005-20CB Cl. 2A5
6,001	5.500%—07/25/2035	6,132
	Series 2006-36T2 Cl. 1A4
2,350	5.750%—12/25/2036	1,899
	Series 2006-39CB Cl. 1A20
11,250	6.000%—01/25/2037	9,275

		38,433

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2005-HYB9 Cl. 3A2A
602	2.417%—02/20/2036[1]	552
	Series 2004-HYB9 Cl. 1A1
3,003	2.492%—02/20/2035[2]	2,928
	Series 2004-22 Cl. A3
1,820	2.498%—11/25/2034[2]	1,690
	Series 2007-HY5 Cl. 1A1
2,695	2.842%—09/25/2047[2]	2,286

		7,456

	Credit Suisse Commercial Mortgage Trust
	Series 2010-9R Cl. 20A5
1,637	4.000%—01/27/2037[3]	1,672
	Series 2006-C5 Cl. A1A
3,653	5.297%—12/15/2039	3,955

		5,627

	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
636	6.000%—11/25/2035	466
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
4,893	0.308%—03/25/2037[1]	3,029
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
5,095	1.096%—03/19/2046[1]	3,962
	European Loan Conduit
	Series 25X Cl. A
€396	0.368%—05/15/2019[1]	521
	First Horizon Asset Securities Inc.
	Series 2005-AR3 Cl. 2A1
$2,738	2.614%—08/25/2035[2]	2,606

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Series 2005-AR6 Cl. 4A1
$5,551	5.063%—02/25/2036[2]	$5,440

		8,046

	First Nationwide Trust
	Series 2001-3 Cl. 1A1
2	6.750%—08/21/2031	2
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3 Cl. A4
300	4.799%—08/10/2042[2]	307
	Series 2007-GG9 Cl. A4
1,500	5.444%—03/10/2039	1,657

		1,964

	GSR Mortgage Loan Trust
	Series 2005-AR6 Cl. 2A1
4,887	2.650%—09/25/2035[2]	4,931
	Series 2005-AR3 Cl. 3A1
1,339	2.757%—05/25/2035[2]	1,289
	Series 2005-AR7 Cl. 6A1
1,369	5.030%—11/25/2035[2]	1,364
	Series 2006-2F Cl. 2A13
5,214	5.750%—02/25/2036	5,324

		12,908

	Harborview Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
463	0.377%—05/19/2035[1]	420
	Series 2005-9 Cl. 2A1A
2,952	0.497%—06/20/2035[1]	2,861
	Series 2004-8 Cl. 2A3
1,669	0.567%—11/19/2034[1]	1,329
	Series 2006-SB1 Cl. A1A
20,225	0.974%—12/19/2036[1]	16,532

		21,142

	Homebanc Mortgage Trust
	Series 2006-H2 Cl. A2
11,049	0.338%—12/25/2036[1]	9,631
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.308%—10/25/2034[1]	1,263
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
11	1.751%—01/25/2032[1]	11
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,755	6.500%—07/25/2037	2,667
	IndyMac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
2,724	2.326%—01/25/2036[2]	2,191
	Series 2007-AR13 Cl.4A1
22,438	2.457%—07/25/2037[2]	14,410

		16,601

	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9 Cl. A3
5,300	5.336%—05/15/2047	5,827
	Series 2007-LDPX Cl. A3
15,100	5.420%—01/15/2049	16,616
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[2]	1,796

		24,239

	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
$7,315	2.657%—10/25/2036[2]	$6,225
	Series 2006-S1 Cl. 3A1
2,293	5.500%—04/25/2036	2,344

		8,569

	JP Morgan Re-REMIC[4]
	Series 2009-7 Cl. 11A1
192	2.719%—09/27/2036[2,3]	192
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
1,568	0.368%—02/25/2036[1]	1,464
	Series 2005-3 Cl. 4A
284	0.408%—11/25/2035[1]	267

		1,731

	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 Cl. A3
2,600	5.172%—12/12/2049	2,823
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[2]	1,992

		4,815

	Morgan Stanley Capital I
	Series 2006-HQ8 Cl. A4
1,200	5.417%—03/12/2044[2]	1,280
	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
2,100	5.806%—08/12/2045[2,3]	2,310
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
8,830	2.654%—10/25/2035[2]	8,793
	Residential Accredit Loans, Inc.
	Series 2006-QA7 Cl. 2A1
7,728	0.343%—08/25/2036[1]	5,811
	Series 2007-QS4 Cl. 3A9
4,406	6.000%—03/25/2037	3,591

		9,402

	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
602	3.427%—02/25/2037[2]	478
	Series 2006-SA1 Cl. 2A1
575	3.842%—02/25/2036[2]	503

		981

	Structured Adjustable Rate Mortgage Loan Trust
	Series 2001-21A Cl. 3A1
1,970	2.449%—04/25/2035[2]	1,971
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
1,638	0.407%—07/19/2035[1]	1,602
	Structured Asset Securities Corp.
	Series 2001-21A Cl. 1A1
25	2.227%—01/25/2032[2]	23
	Series 2002-1A Cl. 4A
19	2.516%—02/25/2032[2]	19

		42

	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,934	2.793%—01/25/2037[2]	1,847

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C32 Cl. A4FL
	$2,600	0.334%—06/15/2049[1,3]	$2,476
		Series 2006-C23 Cl. A5
	11,800	5.416%—01/15/2045[2]	12,721
		Series 2007-C31 Cl. A4
	6,395	5.509%—04/15/2047	6,981
		Series 2007-C33 Cl. A4
	5,930	5.922%—02/15/2051[2]	6,531

			28,709

		Washington Mutual Mortgage Pass Through Certificates Series 2005-AR6 Cl. 2A1A
	1,039	0.388%—04/25/2045[1]	979
		Series 2005-AR13 Cl. A1A1
	491	0.448%—10/25/2045[1]	470
		Series 2006-AR11 Cl. 3A1A
	4,190	1.060%—09/25/2046[1]	3,224
		Series 2005-AR7 Cl. A2
	1,849	2.409%—08/25/2035[2]	1,863

			6,536

		Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2 Cl. A1
	2,173	2.628%—03/25/2036[2]	2,204
		Series 2006-AR2 Cl. IIA5
	10,240	2.628%—03/25/2036[2]	9,968

			12,172

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $306,584)		342,927

CORPORATE BONDS & NOTES—11.6%
		Ally Financial Inc.
	18,000	2.750%—01/30/2017	18,112
	4,600	3.439%—02/11/2014[1]	4,619
	1,000	3.645%—06/20/2014[1]	1,015
	1,000	4.500%—02/11/2014	1,001
	200	4.625%—06/26/2015	208
	19,600	5.500%—02/15/2017	21,242
	200	6.750%—12/01/2014	208
	6,500	7.500%—09/15/2020	7,662
	8,500	8.300%—02/12/2015	9,063

			63,130

		American Express Bank FSB
	8,800	6.000%—09/13/2017	10,146
		American Express Centurion Bank MTN[5]
	9,500	6.000%—09/13/2017	10,978
		American International Group Inc.
	5,600	5.050%—10/01/2015	5,992
	400	8.250%—08/15/2018	503

			6,495

		American International Group Inc. MTN[5]
CAD$	2,000	4.900%—06/02/2014	1,826
	$300	5.450%—05/18/2017	335

			2,161

		Banco Santander Brasil SA
	12,800	4.250%—01/14/2016[3]	13,176
		Banco Santander Brasil SA MTN[5]
	1,300	4.500%—04/06/2015[3]	1,338

		Banco Santander Chile
	$5,300	1.837%—01/19/2016[1,3]	$5,300
		Bank of America Corp.
	33,200	6.500%—08/01/2016	37,367
		Bank of China Hong Kong Ltd.
	2,200	5.550%—02/11/2020[3]	2,375
		Bank of India/London MTN[5]
	2,100	4.750%—09/30/2015	2,180
		Bank of Montreal
	4,700	2.850%—06/09/2015[3]	4,856
		Bank of Nova Scotia
	500	1.950%—01/30/2017[3]	515
		Banque PSA Finance SA
	10,700	2.143%—04/04/2014[1,3]	10,701
		Barclays Bank plc
	1,000	5.200%—07/10/2014	1,021
	£3,600	14.000%—06/15/2019[2,6]	7,930

			8,951

		BBVA Bancomer SA
	$2,800	4.500%—03/10/2016[3]	2,975
	5,700	6.500%—03/10/2021[3]	6,149

			9,124

		BBVA US Senior SAU
	34,200	2.363%—05/16/2014[1]	34,361
		Bear Stearns Companies LLC
	4,300	6.400%—10/02/2017	5,005
		BM & FBovespa SA
	2,000	5.500%—07/16/2020[3]	2,106
		Braskem Finance Ltd.
	2,400	5.750%—04/15/2021[3]	2,303
		Cameron International Corp.
	7,100	1.169%—06/02/2014[1]	7,120
		CIT Group Inc.
	2,000	4.750%—02/15/2015[3]	2,065
	1,900	5.250%—04/01/2014[3]	1,916

			3,981

		Citigroup Inc. MTN[5]
	€2,000	0.977%—05/31/2017[2]	2,638
	$8,707	5.500%—10/15/2014	9,007

			11,645

		Corp Nacional del Cobre de Chile
	3,200	7.500%—01/15/2019[3]	3,864
		CSN Islands XI Corp.
	7,700	6.875%—09/21/2019[3]	7,854
		CSN Resources SA
	2,600	6.500%—07/21/2020[3]	2,585
		CVS Pass-Through Trust
	685	6.943%—01/10/2030	816
		Dexia Credit Local SA
	21,800	0.716%—04/29/2014[1,3]	21,824
		Export-Import Bank of Korea
	2,100	4.000%—01/29/2021	2,189
	12,300	4.125%—09/09/2015	12,914
	2,200	5.125%—06/29/2020	2,467

			17,570

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		Ford Motor Credit Co. LLC
	$1,200	2.750%—05/15/2015	$1,229
	1,000	3.984%—06/15/2016	1,062
	9,000	7.000%—04/15/2015	9,648
	2,200	8.000%—12/15/2016	2,598
	900	12.000%—05/15/2015	1,027

			15,564

		Gazprom OAO Via Gaz Capital SA
	1,400	8.125%—07/31/2014	1,448
		Gazprom Via White Nights Finance BV MTN[5]
	1,700	10.500%—03/08/2014-03/25/2014	1,719
		Gerdau Holdings Inc.
	2,900	7.000%—01/20/2020	3,143
	8,800	7.000%—01/20/2020[3]	9,538

			12,681

		Glen Meadows Pass Through Trust
	5,700	6.505%—02/12/2067[2,3]	5,700
		Goldman Sachs Group Inc.
	8,400	1.238%—02/07/2014[1]	8,400
		GTL Trade Finance Inc.
	1,500	7.250%—10/20/2017	1,673
	2,000	7.250%—10/20/2017[3]	2,230

			3,903

		ICICI Bank Ltd.
	13,500	5.500%—03/25/2015	14,023
		Indian Oil Corp. Ltd.
	7,400	4.750%—01/22/2015	7,593
		International Lease Finance Corp.
	1,700	5.750%—05/15/2016	1,825
	9,000	6.500%—09/01/2014[3]	9,304
	4,600	6.750%—09/01/2016[3]	5,146

			16,275

		Intesa Sanpaolo SpA
	10,400	2.638%—02/24/2014[1,3]	10,412
		JP Morgan Chase & Co.
	7,200	3.150%—07/05/2016	7,536
		JP Morgan Chase Bank NA
	7,000	6.000%—10/01/2017	8,034
		LBG Capital No. 1 plc
	€10,900	7.625%—10/14/2020	15,877
	£2,700	7.869%—08/25/2020	4,778

			20,655

		LBG Capital No. 1 plc MTN[5]
	$800	8.500%—12/17/2021[2,3,6]	858
		Merrill Lynch & Co. Inc.
	12,700	0.788%—05/02/2017[1]	12,425
		Merrill Lynch & Co. Inc. MTN[5]
	5,100	6.400%—08/28/2017	5,905
	16,100	6.875%—04/25/2018	19,218

			25,123

		Morgan Stanley
	5,000	0.719%—10/15/2015[1]	4,997
	4,500	5.375%—10/15/2015	4,829

			9,826

		Murray Street Investment Trust I
	7,000	4.647%—03/09/2017[7]	7,570

		National Australia Bank Ltd. MTN[5]
	$33,100	0.962%—04/11/2014[1,3]	$33,142
		National Bank of Canada
	1,300	2.200%—10/19/2016[3]	1,346
		Nationwide Building Society MTN[5]
	6,400	6.250%—02/25/2020[3]	7,482
		Noble Group Ltd.
	600	4.875%—08/05/2015[3]	626
		Novatek Finance Ltd.
	2,000	5.326%—02/03/2016[3]	2,120
		Odebrecht Drilling Norbe VIII/IX Ltd.
	5,760	6.350%—06/30/2021[3]	5,875
		Petrobras International Finance Co.
	9,700	5.375%—01/27/2021	9,610
		Principal Life Income Funding Trusts MTN[5]
	6,400	5.550%—04/27/2015	6,787
		Qtel International Finance Ltd.
	400	3.375%—10/14/2016[3]	421
		Ras Laffan Liquefied Natural Gas Co. Ltd. III
	2,600	5.500%—09/30/2014	2,681
	700	5.838%—09/30/2027[3]	740

			3,421

		Rohm and Haas Co.
	717	6.000%—09/15/2017	822
		Santander Issuances SA Unipersonal
	£17,050	7.300%—07/27/2019[2]	28,869
		Southern Gas Networks plc MTN[5]
	9,800	0.810%—10/21/2015[1]	15,862
		Springleaf Finance Corp. MTN[5]
	$1,600	5.400%—12/01/2015	1,684
		SSIF Nevada LP
	62,500	0.942%—04/14/2014[1,3]	62,581
		State Bank of India
	8,100	4.500%—07/27/2015[3]	8,389
		Stone Street Trust
	16,400	5.902%—12/15/2015[3]	17,718
		TNK-BP Finance SA MTN[5]
	3,100	7.500%—07/18/2016	3,478
		United Air Lines Inc.
	1,064	10.400%—05/01/2018	1,208
		Verizon Communications Inc.
	2,900	1.993%—09/14/2018[1]	3,038
	3,600	2.500%—09/15/2016	3,727
	9,500	3.650%—09/14/2018	10,117

			16,882

		Wells Fargo & Co.
	17,800	7.980%—03/15/2018[2,6]	20,159

	TOTAL CORPORATE BONDS & NOTES (Cost $709,498)		748,054

FOREIGN GOVERNMENT OBLIGATIONS—7.4%
		Autonomous Community of Valencia Spain MTN[5]
	€300	4.375%—07/16/2015	416
		Banco Nacional de Desenvolvimento Economico e Social
	2,300	4.125%—09/15/2017[3]	3,223
		Brazil Letras Do Tesouro Nacional
R$	17,000	0.000%—01/01/2017[8]	4,923

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

		Italy Buoni Ordinari Del Tesoro BOT
	€38,900	0.000%—10/14/2014-11/14/2014[8]	$52,219
		Italy Buoni Poliennali Del Tesoro
	11,200	2.500%—03/01/2015	15,392
	3,900	2.750%—12/01/2015	5,432
	24,500	3.000%—04/15/2015-11/01/2015	34,100
	22,700	3.750%—08/01/2015-04/15/2016	32,050
	38,500	4.500%—07/15/2015	54,645
	4,600	6.000%—11/15/2014	6,467

			148,086

		Italy Certificati di Credito Del Tesoro
	23,700	0.000%—12/31/2014-06/30/2015[8]	31,713
		Korea Development Bank
	$18,600	4.375%—08/10/2015	19,540
		Korea Housing Finance Corp.
	2,200	4.125%—12/15/2015[3]	2,318
		Mexican Bonos
MEX$	175,000	10.000%—12/05/2024	16,477
		Mexico Cetes
	10,900	0.000%—02/06/2014[8]	815
		Province of Ontario Canada
	$2,400	1.000%—07/22/2016	2,417
	6,100	1.650%—09/27/2019	5,946
	6,400	3.000%—07/16/2018	6,781
CAD$	10,500	3.150%—06/02/2022	9,576
	$24,200	4.000%—10/07/2019-06/02/2021	24,065
CAD$	11,700	4.200%—03/08/2018-06/02/2020	11,573
	900	4.300%—03/08/2017	878
	8,100	4.400%—06/02/2019-04/14/2020	8,353

			69,589

		Province of Ontario Canada MTN[5]
	2,400	5.500%—06/02/2018	2,477
		Province of Quebec Canada
	$11,100	3.500%—07/29/2020-12/01/2022	10,396
CAD$	20,300	4.250%—12/01/2021	19,950
	3,000	4.500%—12/01/2017-12/01/2020	3,003

			33,349

		Spain Government Bond
	€14,000	3.000%—04/30/2015	19,392
	6,700	3.150%—01/31/2016	9,408
	800	3.300%—10/31/2014	1,101
	10,200	3.750%—10/31/2015	14,420
	28,100	4.000%—07/30/2015	39,621

			83,942

		Spain Letras Del Tesoro
	3,100	0.000%—10/17/2014[8]	4,162

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $483,648)		473,249

MORTGAGE PASS-THROUGH—35.6%
		Federal Home Loan Mortgage Corp.
	$27	2.335%—06/01/2024[1]	29
	25,582	4.500%—11/01/2039-11/01/2041	27,443
	167	5.163%—08/01/2035[1]	178
	3,901	5.500%—02/01/2038-07/01/2038	4,285
	14,717	6.000%—07/01/2016-05/01/2040	16,287

			48,222

		Federal Home Loan Mortgage Corp. REMIC[4]
	$3,006	0.310%—07/15/2019-08/15/2019[1]	$3,002
	1,469	0.460%—05/15/2036[1]	1,471
	78	0.610%—11/15/2030[1]	78
	135	8.000%—08/15/2022	154
	26	9.000%—12/15/2020	28

			4,733

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
		Series T-63 Cl. 1A1
	222	1.339%—02/25/2045[1]	227
		Series E3 Cl. A
	491	3.078%—08/15/2032[2]	516

			743

		Federal Home Loan Mortgage Corp. TBA[9]
	25,000	4.500%—02/12/2043	26,766
		Federal Housing Authority Project
	32	7.400%—02/01/2021	31
	1,843	7.450%—05/01/2021	1,802

			1,833

		Federal National Mortgage Association
	559	1.539%—10/01/2040[1]	584
	5,300	2.310%—08/01/2022	5,107
	2,558	2.442%—08/01/2035[1]	2,719
	3,128	2.471%—06/01/2035[1]	3,349
	11,700	2.475%—04/01/2019	12,039
	4,314	2.500%—04/01/2022-10/01/2022	4,451
	6,000	2.870%—09/01/2027	5,520
	4,478	3.000%—02/01/2021-01/01/2026	4,688
	482	3.330%—11/01/2021	499
	41,411	3.500%—09/01/2025-05/01/2043	42,860
	105,166	4.000%—10/01/2015-10/01/2043	110,967
	547,213	4.500%—01/01/2018-12/01/2043	588,248
	79,813	5.000%—03/01/2025-04/01/2042	87,409
	257	5.065%—05/01/2035[1]	276
	274,869	5.500%—02/01/2023-02/12/2043	302,964
	263,698	6.000%—07/01/2016-02/12/2043	292,399
		Series 2003-W1 Cl. 1A1
	329	5.948%—12/25/2042[2]	386

			1,464,465

		Federal National Mortgage Association REMIC[4]
		Series 2007-30 Cl. AF
	2,481	0.468%—04/25/2037[1]	2,474
		Series 2005-75 Cl. FL
	6,019	0.608%—09/25/2035[1]	6,024
		Series 2009-106 Cl. FA
	5,976	0.908%—01/25/2040[1]	6,052
		Series 2006-5 Cl. 3A2
	230	2.368%—05/25/2035[1]	238
		Series 2011-98 ZL
	60,556	3.500%—10/25/2041	56,945
		Series 2003-25 Cl. KP
	1,352	5.000%—04/25/2033	1,489

			73,222

		Federal National Mortgage Association TBA[9]
	92,000	3.500%—02/14/2028-03/18/2029	96,810
	26,000	4.000%—03/18/2029-03/13/2044	27,254
	219,000	4.500%—02/12/2043-03/12/2043	234,384
	200,500	5.000%—03/13/2044	218,537
	17,000	5.500%—03/13/2044	18,695

			595,680

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

	Government National Mortgage Association
$69,090	5.000%—08/15/2033-07/15/2041	$75,968
	Government National Mortgage Association II
967	1.625%—03/20/2017-02/20/2032[1]	1,008
244	2.000%—08/20/2022-10/20/2025[1]	254
33	2.500%—12/20/2024[1]	35

		1,297

	Government National Mortgage Association TBA[9]
2,000	5.000%—02/20/2044	2,194

TOTAL MORTGAGE PASS-THROUGH (Cost $2,261,017)		2,295,123

MUNICIPAL BONDS—5.4%
	California Health Facilities Financing Authority
11,330	4.500%—11/15/2035	11,403
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,511
	California State
7,800	7.500%—04/01/2034	10,512
5,300	7.550%—04/01/2039	7,360
5,800	7.600%—11/01/2040	8,164
5,000	7.950%—03/01/2036	5,900

		31,936

	California State University
3,900	6.434%—11/01/2030	4,545
	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,710
800	6.300%—12/01/2021	878
11,200	6.899%—12/01/2040	13,035

		16,623

	Clark County Nevada
19,000	6.350%—07/01/2029	20,247
	Clark County Nevada Airport System Revenue
4,200	6.820%—07/01/2045	5,474
	Denver Public Schools
39,000	7.017%—12/15/2037	46,997
	Energy Northwest
10,000	2.803%—07/01/2021	9,919
	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	16,595
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,259
	New York City NY
49,100	6.246%—06/01/2035	53,151
	North Las Vegas City NV
24,000	6.572%—06/01/2040	16,972
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	50,448
	Public Power Generation Agency
600	7.242%—01/01/2041	656
	San Antonio City TX Water System Revenue
3,400	4.750%—05/15/2037	3,471
	University of California
35,770	4.858%—05/15/2112	33,105
15,700	6.270%—05/15/2031	17,336

		50,441

	Wisconsin State
$2,400	5.050%—05/01/2018	$2,652

TOTAL MUNICIPAL BONDS (Cost $313,821)		346,300

PREFERRED STOCKS—0.1%
(Cost $5,075)
Shares
CONSUMER FINANCE—0.1%
203,000	Ally Financial Inc.	5,487

RIGHTS/WARRANTS—0.0%
(Cost $15)
No. of Contracts
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow	—	[x]

U.S. GOVERNMENT AGENCIES—7.6%
Principal Amount (000s)
	Federal Home Loan Mortgage Corp.
$300	0.875%—03/07/2018	295
189,900	1.000%—03/08/2017-09/29/2017	190,005
102,900	1.250%—05/12/2017-10/02/2019	100,026
2,300	1.750%—05/30/2019	2,290
3,400	2.375%—01/13/2022	3,326
22,700	3.750%—03/27/2019	24,974
5,000	5.500%—08/23/2017	5,774

		326,690

	Federal National Mortgage Association
26,200	0.875%—08/28/2017-05/21/2018	26,037
36,400	1.125%—04/27/2017	36,681
19,500	1.250%—01/30/2017	19,785
2,700	1.875%—09/18/2018	2,742
53,000	5.000%—02/13/2017-05/11/2017	59,757
13,000	5.375%—06/12/2017	14,897

		159,899

TOTAL U.S. GOVERNMENT AGENCIES (Cost $487,950)		486,589

U.S. GOVERNMENT OBLIGATIONS—31.6%
	U.S. Treasury Inflation Indexed Bonds[10]
10,673	0.125%—04/15/2017[11]	11,053
40,396	0.125%—04/15/2018-07/15/2022	39,891
12,617	0.625%—07/15/2021	13,120
8,631	1.125%—01/15/2021	9,262
18,811	1.250%—07/15/2020	20,528
4,527	1.375%—01/15/2020	4,952
102,470	1.750%—01/15/2028	113,861
68,465	2.000%—01/15/2026	78,462
163,035	2.375%—01/15/2025-01/15/2027	193,920
31,809	2.500%—01/15/2029	38,762
6,773	3.625%—04/15/2028	9,258
9,500	3.875%—04/15/2029	13,475

		546,544

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	U.S. Treasury Notes
$10,100	0.500%—07/31/2017	$9,947
233,500	0.625%—10/15/2016-08/31/2017	233,381
37,341	0.625%—05/31/2017[11]	37,038
57,200	0.750%—01/15/2017	57,319
100	0.750%—03/31/2018[11]	98
155,700	0.875%—09/15/2016-04/30/2017	156,379
5,000	1.000%—03/31/2017	5,032
83,400	1.250%—10/31/2018	82,706
119,700	1.250%—11/30/2018[11]	118,526
800	1.375%—07/31/2018	801
614,500	1.500%—07/31/2016-01/31/2019	614,780
165,900	1.500%—08/31/2018[11]	166,820
1,900	3.000%—02/28/2017	2,029
1,000	3.125%—01/31/2017	1,071
5,200	3.250%—03/31/2017	5,599

		1,491,526

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,044,017)		2,038,070

SHORT-TERM INVESTMENTS—4.9%
CERTIFICATES OF DEPOSIT—0.1%
	Itau Unibanco S A New York
6,500	1.366%—10/31/2014	6,432

REPURCHASE AGREEMENTS—4.8%
15,000	Repurchase Agreement with Barclays plc dated January 31, 2014 due February 03, 2014 at 0.040% collateralized by U.S. Treasury Notes (market value $15,293)	15,000
75,000	Repurchase Agreement with Deutsche Bank AG dated January 31, 2014 due February 03, 2014 at 0.030% collateralized by U.S. Treasury Notes (market value $75,666)	75,000
SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—Continued
$11,100	Repurchase Agreement with Morgan Stanley dated January 31, 2014 due February 03, 2014 at 0.040% collateralized by U.S. Treasury Notes (market value $11,220)	$11,100
200,000	Repurchase Agreement with Royal Bank of Scotland plc dated January 31, 2014 due February 03, 2014 at 0.040% collateralized by Federal National Mortgage Association Notes (market value $50,432) and at 0.040% collateralized by U.S. Treasury Notes (market value $152,042)	200,000
9,000	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $9,181)	9,000

		310,100

U.S. GOVERNMENT OBLIGATIONS—0.0%
	U.S. Treasury Bills
42	0.063%—07/24/2014[11]	42
103	0.093%—10/16/2014[11]	103
1,250	0.118%—11/13/2014[11]	1,249

		1,394

TOTAL SHORT-TERM INVESTMENTS (Cost $317,926)		317,926

TOTAL INVESTMENTS—111.6% (Cost $7,050,285)		7,185,269

CASH AND OTHER ASSETS, LESS LIABILITIES—(11.6)%		(744,024)

TOTAL NET ASSETS—100.0%		$6,441,245

FUTURES CONTRACTS OPEN AT JANUARY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate 3 month (Buy)	187	€46,750	12/15/2014	$38
Euribor Interest Rate 3 month (Buy)	187	46,750	03/16/2015	47
Euribor Interest Rate 3 month (Buy)	187	46,750	06/15/2015	63
Euribor Interest Rate 3 month (Buy)	187	46,750	09/14/2015	74
Eurodollar Futures-CME 90 day (Buy)	144	$36,000	03/16/2015	32
Eurodollar Futures-CME 90 day (Buy)	5,084	1,271,000	06/15/2015	(134)
Eurodollar Futures-CME 90 day (Buy)	5,018	1,254,500	09/14/2015	645
Eurodollar Futures-CME 90 day (Buy)	10,482	2,620,500	12/14/2015	(1,562)
Eurodollar Futures-CME 90 day (Buy)	3,853	963,250	03/14/2016	(675)
Eurodollar Futures-CME 90 day (Buy)	714	178,500	06/13/2016	(120)
Eurodollar Futures-CME 90 day (Buy)	892	223,000	09/19/2016	271
Eurodollar Futures-CME 90 day (Buy)	119	29,750	12/19/2016	(14)
U.S. Treasury Note Futures 5 year (Buy)	6,453	645,300	03/31/2014	(916)
U.S. Treasury Note Futures 10 year (Buy)	1,255	125,500	03/20/2014	491

				$(1,760)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2014

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	14,100,000	215.95	[j]	03/12/2020	$119	$(2)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	33,900,000	216.69		04/07/2020	302	(6)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	15,100,000	217.97		09/29/2020	195	(4)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	5,100,000	215.95		03/10/2020	38	(1)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	15,600,000	218.01		10/13/2020	153	(4)
Credit Default Swap Option 5 year (Call)	BNP Paribas S.A.	26,200,000	0.60%		03/19/2014	19	(13)
Credit Default Swap Option 5 year (Put)	BNP Paribas S.A.	26,200,000	0.90		03/19/2014	44	(24)
Credit Default Swap Option 5 year (Call)	JP Morgan Chase & Co.	9,500,000	0.60		03/19/2014	4	(2)
Credit Default Swap Option 5 year (Put)	JP Morgan Chase & Co.	9,500,000	0.90		03/19/2014	16	(7)
Interest Rate Swap Option 1 year (Call)	Barclays plc	30,400,000	0.40		03/12/2014	59	(63)
Interest Rate Swap Option 1 year (Put)	Barclays plc	30,400,000	0.40		03/12/2014	67	(2)
Interest Rate Swap Option 1 year (Call)	Goldman Sachs Group Inc.	30,400,000	0.40		03/12/2014	63	(63)
Interest Rate Swap Option 1 year (Put)	Goldman Sachs Group Inc.	30,400,000	0.40		03/12/2014	63	(2)
Interest Rate Swap Option 2 year 1 year (Put)	Goldman Sachs Group Inc.	116,200,000	2.00		03/31/2014	127	(105)
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley & Co. LLC	350,600,000	2.00		03/31/2014	920	(316)
Interest Rate Swap Option 5 year (Call)	Goldman Sachs Group Inc.	38,000,000	1.40		05/06/2014	98	(40)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Group Inc.	38,000,000	1.90		05/06/2014	323	(200)
Interest Rate Swap Option 5 year (Call)	JP Morgan Chase & Co.	52,900,000	1.55		07/28/2014	136	(170)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley & Co. LLC	49,800,000	1.40		05/06/2014	122	(52)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley & Co. LLC	73,800,000	1.55		07/28/2014	177	(237)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley & Co. LLC	34,400,000	1.60		04/28/2014	52	(120)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	34,400,000	2.00		04/28/2014	260	(116)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley & Co. LLC	89,300,000	2.40		07/28/2014	561	(384)
Interest Rate Swap Option 5 year (Call)	Royal Bank of Scotland plc	28,600,000	1.55		07/28/2014	87	(87)
Interest Rate Swap Option 10 year (Call)	Citigroup Inc.	11,700,000	2.65		03/03/2014	50	(20)
Interest Rate Swap Option 10 year (Put)	Citigroup Inc.	11,700,000	3.10		03/03/2014	140	(13)
Interest Rate Swap Option 10 year (Call)	Deutsche Bank AG	18,700,000	2.40		03/17/2014	58	(4)
Interest Rate Swap Option 10 year (Put)	Deutsche Bank AG	18,700,000	2.90		03/17/2014	299	(127)
Interest Rate Swap Option 10 year (Put)	Deutsche Bank AG	37,500,000	3.10		03/03/2014	523	(41)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Group Inc.	19,200,000	2.60		03/03/2014	114	(19)
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	29,600,000	2.50		03/03/2014	108	(8)
Eurodollar Future Option 3 year (Put)	CME Group	562	$97.38		03/14/2014	198	(77)
U.S. Treasury Note Option 10 year (Call)	CME Group	173	125.00		05/23/2014	132	(162)
U.S. Treasury Note Option 10 year (Put)	CME Group	173	122.00		05/23/2014	154	(111)

Total Written Options						$5,781	$(2,602)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2014

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays plc	$4,798	$4,878	02/04/2014	$(80)
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	4,798	4,777	02/04/2014	21
Brazilian Real (Sell)	Barclays plc	4,798	4,777	02/04/2014	(21)
Brazilian Real (Sell)	Barclays plc	4,758	4,843	03/06/2014	85
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	4,798	4,923	02/04/2014	125
British Pound Sterling (Buy)	BNP Paribas S.A.	57,906	58,475	02/04/2014	(569)
British Pound Sterling (Sell)	Barclays plc	57,907	57,335	02/04/2014	(572)
British Pound Sterling (Sell)	BNP Paribas S.A.	57,894	58,463	03/04/2014	569
Canadian Dollar (Buy)	Citigroup Inc.	6,361	6,388	03/20/2014	(27)
Canadian Dollar (Sell)	Citigroup Inc.	88,511	92,990	03/20/2014	4,479
Euro Currency (Buy)	Credit Suisse Group AG	248,328	251,513	02/04/2014	(3,185)
Euro Currency (Sell)	Barclays plc	854	856	03/04/2014	2
Euro Currency (Sell)	BNP Paribas S.A.	4,046	3,790	04/01/2014	(256)
Euro Currency (Sell)	BNP Paribas S.A.	5,800	5,437	06/02/2014	(363)
Euro Currency (Sell)	BNP Paribas S.A.	4,047	3,795	07/01/2014	(252)
Euro Currency (Sell)	BNP Paribas S.A.	3,103	2,911	08/01/2014	(192)
Euro Currency (Sell)	Citigroup Inc.	1,544	1,568	02/04/2014	24
Euro Currency (Sell)	Citigroup Inc.	3,102	2,915	04/01/2014	(187)
Euro Currency (Sell)	Credit Suisse Group AG	14,431	14,289	02/28/2014	(142)
Euro Currency (Sell)	Credit Suisse Group AG	250,001	253,200	03/04/2014	3,199
Euro Currency (Sell)	Credit Suisse Group AG	4,721	4,438	06/02/2014	(283)
Euro Currency (Sell)	Deutsche Bank AG	746	762	02/04/2014	16
Euro Currency (Sell)	Deutsche Bank AG	58,265	56,975	02/28/2014	(1,290)
Euro Currency (Sell)	JP Morgan Chase & Co.	1,329	1,349	02/04/2014	20

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	Royal Bank of Scotland plc	$6,711	$6,652	03/14/2014	$(59)
Euro Currency (Sell)	UBS AG	244,709	247,941	02/04/2014	3,232
Japanese Yen (Sell)	BNP Paribas S.A.	3,378	3,350	02/18/2014	(28)
Japanese Yen (Sell)	Citigroup Inc.	11,482	11,405	02/18/2014	(77)
Japanese Yen (Sell)	Deutsche Bank AG	16,272	15,941	02/18/2014	(331)
Japanese Yen (Sell)	HSBC Bank USA N.A.	18,176	18,700	02/18/2014	524
Japanese Yen (Sell)	JP Morgan Chase & Co.	11,110	10,943	02/18/2014	(167)
Mexican Peso (Buy)	Barclays plc	1,023	1,042	03/06/2014	(19)
Mexican Peso (Sell)	BNP Paribas S.A.	806	835	02/06/2014	29
Mexican Peso (Sell)	Morgan Stanley & Co. LLC	7,796	7,915	03/06/2014	119

					$4,344

SWAP AGREEMENTS OPEN AT JANUARY 31, 2014

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000%	09/18/2023	¥15,700,000	$(2,775)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	03/18/2016	$965,800	1,011
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	12/16/2016	576,300	80
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.000	09/21/2017	1,642,700	348
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	4.250	06/15/2041	212,200	32,605
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	73,100	7,380
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043	152,800	(5,129)
CME Group	Federal Funds Effective Rate US	Pay	1.000	10/15/2017	277,800	(1,979)

Interest Rate Swaps						$31,541

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 20 Version 1	Buy	1.000%	12/20/2018	0.817%	$298	$(84)	€22,500	$382
ICE Group	Dow Jones CDX North America Investment Grade Index Series 21	Buy	1.000%	12/20/2018	0.716%	442	352	$30,400	90

Credit Default Swaps									$472

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	9.130%	01/02/2017	R$	6,000	$(199)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.630	01/02/2017		4,000	(63)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	9.095	01/02/2017		4,600	(139)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	10.630	01/02/2017		2,000	(31)
Morgan Stanley & Co. LLC	Brazil Cetip Interbank Deposit	Pay	9.140	01/02/2017		4,000	(132)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.900	01/02/2017		4,300	(140)
Barclays plc	Mexico Interbank TIIE 28 Day	Pay	5.600	09/06/2016	MEX$	526,200	587
Barclays plc	Mexico Interbank TIIE 28 Day	Pay	5.000	09/13/2017		5,900	1
Barclays plc	Mexico Interbank TIIE 28 Day	Pay	5.500	09/13/2017		109,000	120
Barclays plc	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		7,400	(1)
Barclays plc	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		5,800	1
Barclays plc	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		206,400	(552)
Barclays plc	Mexico Interbank TIIE 28 Day	Pay	6.000	06/05/2023		14,800	(42)
BNP Paribas S.A.	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		7,300	(34)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Mexico Interbank TIIE 28 Day	Pay	5.700%	01/18/2019	MEX$	28,000	$1
Deutsche Bank AG	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		14,500	(61)
Goldman Sachs Group Inc.	Mexico Interbank TIIE 28 Day	Pay	5.500	09/13/2017		9,100	11
Goldman Sachs Group Inc.	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		13,300	(1)
Goldman Sachs Group Inc.	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		18,800	4
Goldman Sachs Group Inc.	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		29,000	1
Goldman Sachs Group Inc.	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		15,300	(53)
HSBC Bank USA N.A.	Mexico Interbank TIIE 28 Day	Pay	5.600	09/06/2016		521,900	634
HSBC Bank USA N.A.	Mexico Interbank TIIE 28 Day	Pay	5.000	09/13/2017		17,600	4
HSBC Bank USA N.A.	Mexico Interbank TIIE 28 Day	Pay	5.000	06/11/2018		208,000	26
HSBC Bank USA N.A.	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		6,200	1
HSBC Bank USA N.A.	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		18,400	(78)
JP Morgan Chase & Co.	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		5,900	(2)
JP Morgan Chase & Co.	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		2,900	—
JP Morgan Chase & Co.	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		29,000	1
JP Morgan Chase & Co.	Mexico Interbank TIIE 28 Day	Pay	6.000	06/05/2023		20,900	(8)
Morgan Stanley & Co. LLC	Mexico Interbank TIIE 28 Day	Pay	5.600	09/06/2016		27,000	38
Morgan Stanley & Co. LLC	Mexico Interbank TIIE 28 Day	Pay	5.500	09/13/2017		44,000	48
Morgan Stanley & Co. LLC	Mexico Interbank TIIE 28 Day	Pay	5.000	06/11/2018		135,000	20
Morgan Stanley & Co. LLC	Mexico Interbank TIIE 28 Day	Pay	5.250	06/11/2018		9,000	(2)
Morgan Stanley & Co. LLC	Mexico Interbank TIIE 28 Day	Pay	5.500	06/11/2018		16,400	4
Morgan Stanley & Co. LLC	Mexico Interbank TIIE 28 Day	Pay	6.350	06/02/2021		213,600	(434)
Morgan Stanley & Co. LLC	Mexico Interbank TIIE 28 Day	Pay	5.500	09/02/2022		103,500	(484)
Société Générale	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		86,000	4

Interest Rate Swaps							$(950)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Barclays plc 1.788% due 10/27/2015	Sell	1.000%	03/20/2014	0.111%	$3	$7	€1,000	$(4)
BNP Paribas S.A.	United States of America 4.875% due 08/15/2016	Sell	0.250	03/20/2016	0.301	(13)	(219)	15,500	206
UBS AG	United States of America 4.875% due 08/15/2016	Sell	0.250	09/20/2015	0.309	(23)	(414)	27,700	391
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.405	40	37	$2,400	3
UBS AG	Berkshire Hathaway Inc. 4.625% due 10/15/2013	Sell	1.000	03/20/2015	0.200	28	(49)	2,700	77
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12	Sell	5.000	12/20/2014	3.528	51	309	3,100	(258)
Barclays plc	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.830	563	3,072	24,900	(2,509)
Credit Suisse Group AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.594	54	326	2,400	(272)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.594	129	776	5,700	(647)
HSBC Bank USA N.A.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.830	1,699	5,761	75,100	(4,062)
JP Morgan Chase & Co.	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.830	52	260	2,300	(208)
Morgan Stanley & Co. LLC	Dow Jones CDX Emerging Markets Index Series 13	Sell	5.000	06/20/2015	3.830	222	1,163	9,800	(941)
Bank of America Corp.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.945	1	(7)	700	8
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.907	5	(20)	2,300	25
Barclays plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	1.080	(6)	(46)	7,000	40
Citigroup Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.945	2	(16)	1,000	18

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citigroup Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	06/20/2016	1.201%	$(106)	$(81)	$25,800	$(25)
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	1.201	(62)	(44)	15,200	(18)
HSBC Bank USA N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.945	7	(25)	3,300	32
JP Morgan Chase & Co.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.907	7	(28)	3,300	35
UBS AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.907	1	(5)	700	6
Barclays plc	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	09/20/2016	0.493	67	53	4,800	14
Citigroup Inc.	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	3.850	03/20/2014	0.144	85	—	9,000	85
Deutsche Bank AG	General Electric Capital Corp. 5.625% due 09/15/2017	Sell	1.000	09/20/2015	0.408	39	45	3,600	(6)
Citigroup Inc.	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	06/20/2014	0.195	21	46	5,000	(25)
Deutsche Bank AG	JP Morgan Chase & Co. 4.750% due 03/01/2015	Sell	1.000	09/20/2016	0.441	77	63	4,800	14
Deutsche Bank AG	Markit CMBX North America AAA Indices	Sell	0.350	02/17/2051	0.000	(36)	(68)	2,562	32
Barclays plc	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.272	3	(17)	600	20
Credit Suisse Group AG	Morgan Stanley & Co. LLC 6.000% due 04/28/2015	Sell	1.000	09/20/2014	0.272	36	(175)	6,300	211
Barclays plc	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.933	2	6	600	(4)
Citigroup Inc.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.326	29	45	2,600	(16)
Citigroup Inc.	People’s Republic of China 4.250% due 10/28/2014	Sell	1.000	12/20/2018	0.933	6	15	1,700	(9)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.326	89	141	7,900	(52)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2016	0.472	13	9	900	4
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	09/20/2016	0.512	6	3	400	3
Barclays plc	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	06/20/2016	1.281	(38)	(119)	7,500	81
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	0.986	2	(28)	1,200	30
Morgan Stanley & Co. LLC	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.384	(39)	(68)	4,600	29
UBS AG	Republic of Indonesia 7.250% due 04/20/2015	Sell	1.000	09/20/2016	1.384	(17)	(32)	2,000	15
Deutsche Bank AG	The Export-Import Bank of China 4.875% due 07/21/2015	Sell	1.000	06/20/2017	0.794	4	(21)	500	25
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.089	106	138	5,800	(32)
Citigroup Inc.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.487	16	(21)	1,600	37
Citigroup Inc.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.582	705	11	59,600	694
Citigroup Inc.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	1.051	—	(1)	500	1
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.531	168	(104)	14,100	272
Goldman Sachs Group Inc.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	1.046	(1)	(6)	2,200	5
HSBC Bank USA N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.529	248	(154)	20,800	402

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA N.A.	United Mexican States 5.950% due 03/19/2019	Sell	1.000%	09/20/2016	0.621%	$7	$3	$600	$4
JP Morgan Chase & Co.	United Mexican States 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.531	4	—	300	4
JP Morgan Chase & Co.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2016	0.625	12	6	1,000	6
JP Morgan Chase & Co.	United Mexican States 5.950% due 03/19/2019	Sell	1.000	12/20/2018	1.051	—	(1)	500	1
UBS AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.487	6	(7)	600	13

Credit Default Swaps									$(6,245)

Total Swaps									$24,818

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2014 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$131,544	$—	$131,544
Collateralized Mortgage Obligations	—	342,927	—	342,927
Corporate Bonds & Notes	—	748,054	—	748,054
Foreign Government Obligations	—	473,249	—	473,249
Mortgage Pass-Through	—	2,295,123	—	2,295,123
Municipal Bonds	—	346,300	—	346,300
Preferred Stocks	5,487	—	—	5,487
Rights/Warrants	—	—	—	—
U.S. Government Agencies	—	486,589	—	486,589
U.S. Government Obligations	—	2,038,070	—	2,038,070
Short-Term Investments
Certificates of Deposit	—	6,432	—	6,432
Repurchase Agreements	—	310,100	—	310,100
U.S. Government Obligations	—	1,394	—	1,394

Total Investments in Securities	$5,487	$7,179,782	$—	$7,185,269

Financial Derivative Instruments - Assets
Forward Currency Contracts	$—	$12,444	$—	$12,444
Futures Contracts	1,661	—	—	1,661
Swap Agreements	—	46,245	—	46,245

Total Financial Derivative Instruments-Assets	$1,661	$58,689	$—	$60,350

Liability Category
Financial Derivative Instruments-Liabilities
Forward Currency Contracts	$—	$(8,100)	$—	$(8,100)
Futures Contracts	(3,421)	—	—	(3,421)
Swap Agreements	—	(21,427)	—	(21,427)
Written Options	(350)	(2,252)	—	(2,602)

Total Financial Derivative Instruments-Liabilities	$(3,771)	$(31,779)	$—	$(35,550)

Total Investments	$3,377	$7,206,692	$—	$7,210,069

Of the Level 1 investments presented above, certain Written Options valued at $(77) were categorized in Level 2 at October 31, 2013. Transfers from Level 2 to Level 1 were the result of exchange traded products where quoted prices from an active market were not available (Level 2), and have become available (Level1).

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2014.

Valuation Description	Balance Beginning at 11/01/2013 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation)[w] (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2014 (000s)
Mortgage Pass-Through	$1,883	$—	$—	$—	$—	$(50)	$—	$(1,833)[h]	$—
Rights/Warrants	—	—	—	—	—	—	—	—	—

	$1,883	$—	$—	$—	$—	$(50)	$—	$(1,833)	$—

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 01/31/2014 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Rights/Warrants
General Motors Co. Escrow	$—	Cash Available in Relation to Claims	Estimated Recovery Value	$0.00

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$3,315	$(9,134)
Foreign Exchange Contracts	12,444	(8,100)
Interest Rate Contracts	44,591	(18,312)

Total	$60,350	$(35,550)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at January 31, 2014.

2	Variable rate security, the stated rate represents the rate in effect at January 31, 2014.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2014, the aggregate fair value of these securities was $320,562 or 5% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond, the maturity date represents the next callable date.

7	Step coupon security

8	Zero coupon bond

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2014. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments.)

10	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

11	At January 31, 2014, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate fair value of $334,929 or 5% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

h	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

j	Amount represents Index Value

w	The net unrealized appreciation/(depreciation) per investment type is below:

Valuation Description	Unrealized Gain/(Loss) as of 01/31/2014 (000s)
Rights/Warrants	$(15)

x	Fair valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value, which is a Level 3 input.

R$	Brazilian Real

£	British Pound

CAD$	Canadian Dollar

€	Euro

¥	Japanese Yen

MEX$	Mexican Peso

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -18.5%)

ASSET-BACKED SECURITIES—1.6%
Principal Amount (000s)		Value (000s)

	Ares CLO Funds[1]
	Series 2006-6RA Cl. A1B
$170	0.469%—03/12/2018[2,3]	$169
	Hillmark Funding
	Series 2006-1A Cl. A1
1,600	0.489%—05/21/2021[2,3]	1,554
	Magi Funding plc
	Series I-A Cl. A
€120	0.591%—04/11/2021[2,3]	160
	Park Place Securities Inc.
	Series 2004-WWF1 Cl. M2
$201	1.178%—12/25/2034[2]	201
	People’s Choice Home Loan Securities Trust
	Series 2005-1 Cl. M4
900	1.508%—01/25/2035[2]	712
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
127	4.034%—06/25/2033[4]	129
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€1,956	0.537%—12/15/2023[2]	2,601
	Series 2002-7X Cl. A5
463	0.547%—09/15/2021[2]	623

		3,224

	Wood Street CLO BV1
	Series II-A Cl. A1
140	0.587%—03/29/2021[2,3]	186

TOTAL ASSET-BACKED SECURITIES (Cost $6,153)		6,335

COLLATERALIZED MORTGAGE OBLIGATIONS—1.7%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A1
$6	2.210%—08/25/2035[2]	6
	Series 2005-5 Cl. A2
10	2.250%—08/25/2035[2]	11
	Series 2005-2 Cl. A2
3	2.533%—03/25/2035[2]	2
	Series 2005-2 Cl. A1
10	2.600%—03/25/2035[2]	10

		29

	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
599	0.958%—08/25/2035[2,3]	491
	Countrywide Alternative Loan Trust
	Series 2007-5CB Cl. 1A4
749	6.000%—04/25/2037	624
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
$75	2.518%—04/20/2035	$77
	DBUBS Mortgage Trust
	Series 2011-LC2A Cl. A2
2,800	3.386%—07/10/2044[3]	2,923
	Holmes Master Issuer plc
	Series 2011-1A Cl. A3
€770	1.632%—10/15/2054[2,3]	1,043
	JP Morgan Mortgage Trust
	Series 2005-A3 Cl. 2A1
$204	5.060%—06/25/2035	208
	RBSSP Resecuritization Trust
	Series 2010-1 Cl. 2A1
1,018	2.202%—07/26/2045[3]	999
	Residential Accredit Loans Inc.
	Series 2006-QO6 Cl. A1
132	0.338%—06/25/2046[2]	64
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
80	0.558%—01/25/2046[2]	46
	Structured Asset Mortgage Investments Inc.
	Series 2006-AR5 Cl. 1A1
78	0.368%—05/25/2046[2]	57
	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-AR9 Cl. 2A
45	2.443%—09/25/2033	46

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,590)		6,607

CORPORATE BONDS & NOTES—4.4%
	Ally Financial Inc.
600	3.439%—02/11/2014[2]	602
	Banco Santander Brasil SA
500	4.250%—01/14/2016[3]	515
	Banco Santander Brasil SA MTN[5]
2,400	2.343%—03/18/2014[2,3]	2,400
	Credit Agricole Home Loan SFH
800	0.987%—07/21/2014[2,3]	802
	Danske Bank AS
1,700	1.292%—04/14/2014[2,3]	1,703
	Electricite de France
800	0.694%—01/20/2017[2,3]	801
200	1.150%—01/20/2017[3]	201

		1,002

	GATX Financial Corp.
1,000	5.800%—03/01/2016	1,082
	ICICI Bank Ltd. MTN[5]
500	1.988%—02/24/2014[2,3]	500
	Intesa Sanpaolo SpA
400	3.125%—01/15/2016	408
	Nordea Eiendomskreditt AS
3,100	0.660%—04/07/2015[2,3]	3,102
	SLM Corp. MTN[5]
740	3.487%—05/03/2019[6,7]	703
	Societe Generale MTN[5]
1,700	1.292%—04/11/2014[2,3]	1,703

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		Stone Street Trust
	$2,400	5.902%—12/15/2015[3]	$2,593
		Turkiye Garanti Bankasi AS
	200	2.737%—04/20/2016[2,3]	194

	TOTAL CORPORATE BONDS & NOTES (Cost $16,787)		17,309

FOREIGN GOVERNMENT OBLIGATIONS—4.2%
		Instituto de Credito Oficial MTN[5]
	€2,300	2.044%—03/25/2014[2]	3,112
		Italy Buoni Poliennali Del Tesoro
	1,108	1.700%—09/15/2018[7]	1,513
	2,382	2.100%—09/15/2016-09/15/2021[7]	3,299
	106	3.100%—09/15/2026[7]	148

			4,960

		New South Wales Treasury Corp.
AUD$	200	2.500%—11/20/2035[7]	203
	2,400	2.750%—11/20/2025[7]	2,640

			2,843

		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[7]	1,239
		Slovenia Government Bond
	€800	4.700%—11/01/2016[3]	1,133
		U.K. Gilt Inflation Linked[7]
	£400	2.500%—07/26/2016	2,229
		Xunta de Galicia
	€200	5.763%—04/03/2017	303
	300	6.131%—04/03/2018	463

			766

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $16,326)		16,282

MORTGAGE PASS-THROUGH—0.7%
		Federal Home Loan Mortgage Corp. REMIC[8]
	$1,128	0.760%—12/15/2037[2]	1,139
		Federal National Mortgage Association REMIC[8]
	312	0.508%—07/25/2037[2]	312
	303	0.538%—07/25/2037[2]	303
	264	0.598%—05/25/2036[2]	265
	518	0.838%—02/25/2041[2]	522

			1,402

	TOTAL MORTGAGE PASS-THROUGH (Cost $2,518)		2,541

PURCHASED OPTIONS—0.0%
	(Premiums Paid/Cost $132)

No. of Contracts
		Interest Rate Swap Option 30 year
	2,600,000	3.875%—04/14/2014	20

U.S. GOVERNMENT OBLIGATIONS—105.9%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Inflation Indexed Bonds[7]
$138,826	0.125%—04/15/2016-01/15/2023	$138,030
7,712	0.375%—07/15/2023	7,677
16,454	0.500%—04/15/2015	16,840
32,941	0.625%—07/15/2021-02/15/2043	33,739
825	0.750%—02/15/2042	712
7,459	1.125%—01/15/2021	8,005
11,674	1.250%—04/15/2014[9]	11,745
13,787	1.250%—07/15/2020	15,046
6,252	1.375%—01/15/2020	6,838
18,553	1.625%—01/15/2015[9]	19,114
10,158	1.750%—01/15/2028	11,287
14,031	1.875%—07/15/2015-07/15/2019	15,594
23,401	2.000%—07/15/2014-01/15/2026	26,188
8,016	2.125%—01/15/2019-02/15/2040	9,226
44,677	2.375%—01/15/2025-01/15/2027	53,136
12,691	2.500%—01/15/2029	15,465
10,346	2.625%—07/15/2017	11,718
648	3.625%—04/15/2028	886
8,578	3.875%—04/15/2029	12,168

		413,414

	U.S. Treasury Notes
300	0.250%—01/31/2015	301

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $417,249)		413,715

SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.0%
160	Repurchase Agreement with State Street Corp. dated January 31, 2014 due February 03, 2014 at 0.000% collateralized by U.S. Treasury Notes (market value $164)	160

U.S. GOVERNMENT OBLIGATIONS—0.1%
	U.S. Treasury Bills
260	0.116%—11/13/2014[9]	260

TOTAL SHORT-TERM INVESTMENTS (Cost $420)		420

TOTAL INVESTMENTS—118.6% (Cost $466,175)		463,229

CASH AND OTHER ASSETS, LESS LIABILITIES—(18.6)%		(72,591)

TOTAL NET ASSETS—100.0%		$390,638

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2014

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90 day (Buy)	41	$10,250	09/14/2014	$20
Eurodollar Futures-CME 90 day (Buy)	62	15,500	09/14/2015	13
Eurodollar Futures-CME 90 day (Buy)	33	8,250	12/14/2015	—
Eurodollar Futures-CME 90 day (Buy)	148	37,000	03/14/2016	(61)
Eurodollar Futures-CME 90 day (Buy)	35	8,750	03/13/2017	32
U.S. Treasury Note Futures 5 year (Buy)	185	18,500	03/31/2014	(37)
U.S. Treasury Note Futures 10 year (Buy)	35	3,500	03/20/2014	1
U.S. Treasury Note Futures 30 year (Sell)	3	300	03/17/2014	(11)

				$(43)

WRITTEN OPTIONS OPEN AT JANUARY 31, 2014

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	3,600,000	216.69	[j]	04/07/2020	32	(1)
Inflation-Linked Swap Option (Put)	Citigroup Inc.	500,000	217.97		09/29/2020	7	—
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	600,000	—		01/22/2018	6	(1)
Inflation-Linked Swap Option (Put)	Deutsche Bank AG	400,000	218.01		10/13/2020	4	—
Interest Rate Swap Option 2 year 1 year (Put)	Goldman Sachs Group Inc.	20,900,000	2.00%		03/31/2014	22	(19)
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley & Co. LLC	27,600,000	2.00		03/31/2014	64	(25)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	11,000,000	2.85		04/14/2014	132	(1)
Interest Rate Swap Option 5 year (Call)	Goldman Sachs Group Inc.	17,100,000	1.30		03/17/2014	21	(3)
Interest Rate Swap Option 5 year (Call)	Goldman Sachs Group Inc.	5,000,000	1.60		03/03/2014	12	(12)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Group Inc.	17,100,000	1.90		03/17/2014	72	(31)
Interest Rate Swap Option 10 year (Call)	Royal Bank of Scotland plc	2,000,000	2.50		03/03/2014	7	—
Eurodollar Future Option 3 year (Put)	CME Group	24	$97.38		03/14/2014	8	(3)
U.S. Treasury Note Option 10 year (Call)	CME Group	51	120.00		05/23/2014	31	(32)

Total Written Options						$418	$(128)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2014

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Buy)	Barclays plc	$787	$805	02/04/2014	$(18)
Australian Dollar (Buy)	Société Générale	3,397	3,418	02/04/2014	(21)
Australian Dollar (Sell)	Société Générale	4,183	4,224	02/04/2014	41
Australian Dollar (Sell)	Société Générale	3,390	3,411	03/04/2014	21
Brazilian Real (Buy)	Barclays plc	1,097	1,092	02/04/2014	5
Brazilian Real (Buy)	Barclays plc	1,088	1,107	03/06/2014	(19)
Brazilian Real (Buy)	Morgan Stanley & Co. LLC	1,097	1,125	02/04/2014	(28)
Brazilian Real (Sell)	Barclays plc	1,097	1,115	02/04/2014	18
Brazilian Real (Sell)	Morgan Stanley & Co. LLC	1,097	1,092	02/04/2014	(5)
British Pound Sterling (Sell)	Barclays plc	2,278	2,268	03/12/2014	(10)
Canadian Dollar (Sell)	Citigroup Inc.	296	311	03/20/2014	15
Euro Currency (Buy)	Credit Suisse Group AG	1,864	1,888	03/04/2014	(24)
Euro Currency (Buy)	Deutsche Bank AG	1,166	1,184	02/04/2014	(18)
Euro Currency (Buy)	HSBC Bank USA N.A.	698	705	02/04/2014	(7)
Euro Currency (Sell)	Citigroup Inc.	16,379	16,740	03/13/2014	361
Euro Currency (Sell)	Credit Suisse Group AG	1,864	1,888	02/04/2014	24
Japanese Yen (Sell)	HSBC Bank USA N.A.	217	223	02/18/2014	6
Mexican Peso (Buy)	Morgan Stanley & Co. LLC	1,041	1,057	03/06/2014	(16)
New Zealand Dollar (Sell)	HSBC Bank USA N.A.	1,204	1,208	03/04/2014	4
New Zealand Dollar (Sell)	UBS AG	1,214	1,223	02/04/2014	9
South African Rand (Sell)	Citigroup Inc.	449	466	04/15/2014	17

					$355

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2014

EXCHANGE CLEARED SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000%	01/29/2024	€100	$(1)
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023	¥830,000	(127)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	06/19/2043	$3,600	363
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	3.500	12/18/2043	18,800	(583)

Interest Rate Swaps						$(348)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	10.910%	01/02/2017	R$	9,200	$(106)
Goldman Sachs Group Inc.	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		400	(5)
HSBC Bank USA N.A.	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		8,500	(103)
JP Morgan Chase & Co.	Brazil Cetip Interbank Deposit	Pay	7.900	01/02/2015		100	(1)
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.410	01/02/2015		2,400	(7)
UBS AG	Brazil Cetip Interbank Deposit	Pay	8.150	01/02/2017		4,600	(185)
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.910	01/02/2017		5,900	(78)
Barclays plc	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2021		€1,800	84
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2021		6,400	178
BNP Paribas S.A.	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		3,300	142
Citigroup Inc.	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		300	10
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2021		300	11
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		200	4
Deutsche Bank AG	French Consumer Price Index Ex Tobacco	Pay	2.108	10/08/2023		400	14
Société Générale	French Consumer Price Index Ex Tobacco	Pay	1.950	07/25/2023		1,500	22
Barclays plc	US Consumer Price Index Urban Consumers NSA	Receive	1.908	04/15/2017		$2,700	(17)
BNP Paribas S.A.	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016		1,500	(1)
BNP Paribas S.A.	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017		19,600	(528)
BNP Paribas S.A.	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022		8,000	(329)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.728	12/19/2015		1,200	(1)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.860	11/05/2016		2,700	(6)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016		2,300	(1)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.845	11/29/2016		1,900	(3)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.360	01/28/2017		1,900	(49)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018		2,000	(13)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022		800	(39)
Goldman Sachs Group Inc.	US Consumer Price Index Urban Consumers NSA	Receive	1.730	04/15/2016		11,400	(25)
Goldman Sachs Group Inc.	US Consumer Price Index Urban Consumers NSA	Receive	2.415	02/12/2017		2,000	(54)
Goldman Sachs Group Inc.	US Consumer Price Index Urban Consumers NSA	Receive	2.175	10/01/2018		1,100	(7)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.935	10/23/2016		3,200	(10)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016		3,700	(16)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017		7,500	(198)

Interest Rate Swaps							$(1,317)

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Market Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley & Co. LLC	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	03/20/2019	2.037%	$(161)	$(168)	$3,300	$7
Citigroup Inc.	Gatx Corp. 5.800% due 03/01/2016	Buy	1.070	03/20/2016	0.324	(19)	—	1,000	(19)

Credit Default Swaps									$(12)

Total Swaps									$(1,677)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Holdings in Futures Contracts and certain Written Options valued at $(43) and $(35), respectively, are classified as Level 1. All other holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or January 31, 2014.

Certain Written Options valued at $(3) were categorized in Level 2 at October 31, 2013. Transfers from Level 2 to Level 1 were the result of exchange traded products where quoted prices from an active market were not available (Level 2), and have become available (Level1).

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2014.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$7	$(19)
Foreign Exchange Contracts	521	(166)
Interest Rate Contracts	914	(2,730)

Total	$1,442	$(2,915)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

1	CLO after the name of a security stands for Collateralized Loan Obligations.

2	Floating rate security, the stated rate represents the rate in effect at January 31, 2014.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2014, the aggregate fair value of these securities was $23,172 or 6% of net assets.

4	Step coupon security

5	MTN after the name of a security stands for Medium Term Note.

6	Variable rate security, the stated rate represents the rate in effect at January 31, 2014.

7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

9	At January 31, 2014, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate fair value of $31,119 or 8% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value

AUD$	Australian Dollar

R$	Brazilian Real

£	British Pound

€	Euro

¥	Japanese Yen

NZD$	New Zealand Dollar

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of -4.4%)

TREASURY DEBT—15.8%
Principal Amount (000s)		Value (000s)

	U.S. Treasury Bills
$2,000	0.047%—03/06/2014	$2,000
11,000	0.052%—03/20/2014-04/03/2014	10,999
8,000	0.058%—02/20/2014	8,000

TOTAL TREASURY DEBT (Cost $20,999)		20,999

GOVERNMENT AGENCY DEBT—88.6%
	Federal Home Loan Bank Discount Notes
2,203	0.030%—03/03/2014	2,203
2,000	0.040%—03/12/2014	2,000
3,500	0.050%—02/21/2014	3,500
4,000	0.052%—04/16/2014	4,000
3,000	0.058%—04/23/2014	3,000
20,900	0.060%—02/03/2014-04/21/2014	20,899
9,500	0.068%—03/07/2014	9,499
12,950	0.070%—03/21/2014-05/02/2014	12,948
6,000	0.071%—03/19/2014	5,999
1,000	0.085%—04/04/2014	1,000

$7,300	0.095%—04/09/2014-04/14/2014	$7,299
2,100	0.100%—05/09/2014	2,099
4,900	0.110%—05/21/2014	4,898

		79,344

	Federal Home Loan Mortgage Corp. Discount Notes
1,400	0.050%—02/18/2014	1,400
6,000	0.060%—04/28/2014	5,999
1,145	0.065%—03/11/2014	1,145
2,125	0.067%—02/11/2014	2,125
2,500	0.075%—04/07/2014	2,500
1,700	0.100%—05/14/2014	1,699

		14,868

	Federal National Mortgage Association Discount Notes
1,500	0.020%—02/05/2014	1,500
17,800	0.032%—02/12/2014	17,800
4,000	0.050%—02/26/2014	4,000
399	0.060%—02/03/2014	399

		23,699

TOTAL GOVERNMENT AGENCY DEBT (Cost $117,911)		117,911

TOTAL INVESTMENTS—104.4% (Cost $138,910)[1]		138,910

CASH AND OTHER ASSETS, LESS LIABILITIES—(4.4)%		(5,827)

TOTAL NET ASSETS—100.0%		$133,083

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor Emerging Markets Debt Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and exchange cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on the national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by each Fund other than Harbor Money Market Fund are also valued at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

As of the end of the period January 31, 2014, Harbor High-Yield Bond Fund had $4,000 in unfunded loan commitments outstanding.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended January 31, 2014 was $42,390 at a weighted average interest rate of -0.265% for the Harbor Bond Fund and $64,447 at a weighted average interest rate of 0.128% for the Harbor Real Return Fund.

Short Sales

During the period, Harbor Bond Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned, and the value of interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a seller, during the term of the contract, a Fund will place cash that is not available for investment or liquid securities, equal to the full notional value of the swap, in a separate account with the Fund’s custodian or will set aside or restrict cash or liquid securities in the Subadviser’s records or systems relating to the Fund. As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2014 for Harbor Bond Fund and Harbor Real Return Fund is $421,474 and $3,300, respectively.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, Harbor Emerging Markets Debt Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit and interest rate risks similar to those of conventional fixed income securities.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Emerging Markets Debt Fund, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

New Accounting Pronouncement

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, clarified ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, which was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements, or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. Management is currently evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2014 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Convertible Securities Fund	$250,951	$20,807	$(1,341)	$19,466
Harbor Emerging Markets Debt Fund*	17,967	58	(1,999)	(1,941)
Harbor High-Yield Bond Fund	1,667,435	66,112	(7,333)	58,779
Harbor Bond Fund*	7,050,285	183,702	(48,718)	134,984
Harbor Real Return Fund	466,175	3,399	(6,345)	(2,946)
Harbor Money Market Fund	138,910	—	—	—

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Shanna J. Palmersheim

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street Boston,

MA 02111-2900

FD.NQ.FI.0114

Quarterly Schedule of Portfolio Holdings

January 31, 2014

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—19.5%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—10.6%
5,479	Harbor Capital Appreciation Fund	$307
18,714	Harbor Mid Cap Growth Fund	200
10,845	Harbor Small Cap Growth Fund	158
41,665	Harbor Large Cap Value Fund	457
16,675	Harbor Mid Cap Value Fund	298
9,563	Harbor Small Cap Value Fund	235

		1,655

HARBOR INTERNATIONAL EQUITY FUNDS—8.9%
10,880	Harbor International Fund	735
25,445	Harbor International Growth Fund	314
21,008	Harbor Global Value Fund	164
7,417	Harbor Global Growth Fund	164

		1,377

TOTAL HARBOR EQUITY FUNDS (Cost $2,382)		3,032

HARBOR FIXED INCOME FUNDS—75.5%

Shares		Value (000s)
118,253	Harbor Unconstrained Bond Fund	$1,246
202,378	Harbor High-Yield Bond Fund	2,202
482,747	Harbor Bond Fund	5,836
245,669	Harbor Real Return Fund	2,440

TOTAL HARBOR FIXED INCOME FUNDS (Cost $12,126)		11,724

SHORT-TERM INVESTMENTS—5.0%
(Cost $778)
777,567	Harbor Money Market Fund	778

TOTAL INVESTMENTS—100.0% (Cost $15,286)		15,534

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,534

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—19.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—10.8%
1,001	Harbor Capital Appreciation Fund	$56
3,408	Harbor Mid Cap Growth Fund	36
1,989	Harbor Small Cap Growth Fund	29
7,606	Harbor Large Cap Value Fund	83
3,052	Harbor Mid Cap Value Fund	55
1,759	Harbor Small Cap Value Fund	43

		302

HARBOR INTERNATIONAL EQUITY FUNDS—9.1%
2,000	Harbor International Fund	135
4,692	Harbor International Growth Fund	58
3,816	Harbor Global Value Fund	30
1,357	Harbor Global Growth Fund	30

		253

TOTAL HARBOR EQUITY FUNDS (Cost $507)		555

HARBOR FIXED INCOME FUNDS—75.1%

Shares		Value (000s)

21,200	Harbor Unconstrained Bond Fund	$223
36,454	Harbor High-Yield Bond Fund	397
86,283	Harbor Bond Fund	1,043
43,915	Harbor Real Return Fund	436

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,172)		2,099

SHORT-TERM INVESTMENTS—5.0%
(Cost $140)
139,649	Harbor Money Market Fund	140

TOTAL INVESTMENTS—100.0% (Cost $2,819)		2,794

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,794

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—29.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—16.2%
6,822	Harbor Capital Appreciation Fund	$382
23,262	Harbor Mid Cap Growth Fund	248
13,570	Harbor Small Cap Growth Fund	198
51,988	Harbor Large Cap Value Fund	571
20,821	Harbor Mid Cap Value Fund	373
12,018	Harbor Small Cap Value Fund	295

		2,067

HARBOR INTERNATIONAL EQUITY FUNDS—13.6%
13,663	Harbor International Fund	922
32,068	Harbor International Growth Fund	396
26,071	Harbor Global Value Fund	204
9,268	Harbor Global Growth Fund	205

		1,727

TOTAL HARBOR EQUITY FUNDS (Cost $3,376)		3,794

HARBOR COMMODITY FUNDS—2.0%
(Cost $289)
42,727	Harbor Commodity Real Return Strategy Fund	254

HARBOR FIXED INCOME FUNDS—63.2%

Shares		Value (000s)

82,125	Harbor Unconstrained Bond Fund	$866
165,032	Harbor High-Yield Bond Fund	1,796
334,756	Harbor Bond Fund	4,047
133,371	Harbor Real Return Fund	1,324

TOTAL HARBOR FIXED INCOME FUNDS (Cost $8,301)		8,033

SHORT-TERM INVESTMENTS—5.0%
(Cost $636)
636,466	Harbor Money Market Fund	636

TOTAL INVESTMENTS—100.0% (Cost $12,602)		12,717

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$12,717

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—34.4%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—18.8%
17,642	Harbor Capital Appreciation Fund	$988
60,238	Harbor Mid Cap Growth Fund	642
34,878	Harbor Small Cap Growth Fund	510
134,107	Harbor Large Cap Value Fund	1,472
53,653	Harbor Mid Cap Value Fund	960
30,824	Harbor Small Cap Value Fund	757

		5,329

HARBOR INTERNATIONAL EQUITY FUNDS—15.6%
35,124	Harbor International Fund	2,372
82,224	Harbor International Growth Fund	1,015
67,478	Harbor Global Value Fund	528
23,931	Harbor Global Growth Fund	528

		4,443

TOTAL HARBOR EQUITY FUNDS (Cost $7,816)		9,772

HARBOR COMMODITY FUNDS—3.0%
(Cost $994)
Shares		Value (000s)
144,209	Harbor Commodity Real Return Strategy Fund	$858

HARBOR FIXED INCOME FUNDS—62.6%
168,255	Harbor Unconstrained Bond Fund	1,773
411,233	Harbor High-Yield Bond Fund	4,474
748,518	Harbor Bond Fund	9,050
247,504	Harbor Real Return Fund	2,458

TOTAL HARBOR FIXED INCOME FUNDS (Cost $18,237)		17,755

TOTAL INVESTMENTS—100.0% (Cost $27,047)		28,385

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$28,385

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—39.1%

Shares		Value (000s)
HARBOR DOMESTIC EQUITY FUNDS—21.3%
7,233	Harbor Capital Appreciation Fund	$405
24,730	Harbor Mid Cap Growth Fund	263
14,285	Harbor Small Cap Growth Fund	209
55,071	Harbor Large Cap Value Fund	605
22,012	Harbor Mid Cap Value Fund	394
12,625	Harbor Small Cap Value Fund	310

		2,186

HARBOR INTERNATIONAL EQUITY FUNDS—17.8%
14,400	Harbor International Fund	972
33,624	Harbor International Growth Fund	415
27,841	Harbor Global Value Fund	218
9,808	Harbor Global Growth Fund	217

		1,822

TOTAL HARBOR EQUITY FUNDS (Cost $3,338)		4,008

HARBOR COMMODITY FUNDS—4.1%
(Cost $467)
Shares		Value (000s)
69,999	Harbor Commodity Real Return Strategy Fund	$416

HARBOR FIXED INCOME FUNDS—56.8%
55,258	Harbor Unconstrained Bond Fund	582
152,911	Harbor High-Yield Bond Fund	1,664
242,582	Harbor Bond Fund	2,933
65,387	Harbor Real Return Fund	649

TOTAL HARBOR FIXED INCOME FUNDS (Cost $5,957)		5,828

TOTAL INVESTMENTS—100.0% (Cost $9,762)		10,252

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$10,252

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—49.3%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—26.9%
21,314	Harbor Capital Appreciation Fund	$1,194
72,674	Harbor Mid Cap Growth Fund	775
42,093	Harbor Small Cap Growth Fund	615
162,110	Harbor Large Cap Value Fund	1,780
64,788	Harbor Mid Cap Value Fund	1,159
37,145	Harbor Small Cap Value Fund	912

		6,435

HARBOR INTERNATIONAL EQUITY FUNDS—22.4%
42,269	Harbor International Fund	2,854
98,783	Harbor International Growth Fund	1,220
81,664	Harbor Global Value Fund	638
28,799	Harbor Global Growth Fund	636

		5,348

TOTAL HARBOR EQUITY FUNDS (Cost $9,283)		11,783

HARBOR COMMODITY FUNDS—5.1%
(Cost $1,435)
Shares		Value (000s)

203,828	Harbor Commodity Real Return Strategy Fund	$1,213

HARBOR FIXED INCOME FUNDS—45.6%
103,322	Harbor Unconstrained Bond Fund	1,089
311,614	Harbor High-Yield Bond Fund	3,390
465,916	Harbor Bond Fund	5,633
79,378	Harbor Real Return Fund	788

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,114)		10,900

TOTAL INVESTMENTS—100.0% (Cost $21,832)		23,896

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$23,896

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—59.4%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—32.4%
6,356	Harbor Capital Appreciation Fund	$356
21,681	Harbor Mid Cap Growth Fund	231
12,559	Harbor Small Cap Growth Fund	183
48,411	Harbor Large Cap Value Fund	532
19,388	Harbor Mid Cap Value Fund	347
11,106	Harbor Small Cap Value Fund	273

		1,922

HARBOR INTERNATIONAL EQUITY FUNDS—27.0%
12,668	Harbor International Fund	855
29,691	Harbor International Growth Fund	367
24,371	Harbor Global Value Fund	190
8,642	Harbor Global Growth Fund	191

		1,603

TOTAL HARBOR EQUITY FUNDS (Cost $3,059)		3,525

HARBOR COMMODITY FUNDS—5.1%
(Cost $330)
Shares		Value (000s)

50,576	Harbor Commodity Real Return Strategy Fund	$301

HARBOR FIXED INCOME FUNDS—35.5%
19,983	Harbor Unconstrained Bond Fund	210
67,525	Harbor High-Yield Bond Fund	735
89,366	Harbor Bond Fund	1,080
8,223	Harbor Real Return Fund	82

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,134)		2,107

TOTAL INVESTMENTS—100.0% (Cost $5,523)		5,933

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$5,933

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—69.3%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—37.9%
23,204	Harbor Capital Appreciation Fund	$1,299
79,050	Harbor Mid Cap Growth Fund	843
45,798	Harbor Small Cap Growth Fund	669
175,531	Harbor Large Cap Value Fund	1,927
70,143	Harbor Mid Cap Value Fund	1,255
40,272	Harbor Small Cap Value Fund	989

		6,982

HARBOR INTERNATIONAL EQUITY FUNDS—31.4%
45,840	Harbor International Fund	3,095
107,071	Harbor International Growth Fund	1,323
88,483	Harbor Global Value Fund	692
31,215	Harbor Global Growth Fund	689

		5,799

TOTAL HARBOR EQUITY FUNDS (Cost $10,071)		12,781

HARBOR COMMODITY FUNDS—4.1%
(Cost $898)
Shares		Value (000s)

127,293	Harbor Commodity Real Return Strategy Fund	$757

HARBOR FIXED INCOME FUNDS—26.6%
46,481	Harbor Unconstrained Bond Fund	490
156,682	Harbor High-Yield Bond Fund	1,705
206,646	Harbor Bond Fund	2,498
21,010	Harbor Real Return Fund	209

TOTAL HARBOR FIXED INCOME FUNDS (Cost $4,967)		4,902

TOTAL INVESTMENTS—100.0% (Cost $15,936)		18,440

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$18,440

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—79.5%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—43.4%
5,104	Harbor Capital Appreciation Fund	$286
17,338	Harbor Mid Cap Growth Fund	185
10,087	Harbor Small Cap Growth Fund	147
38,729	Harbor Large Cap Value Fund	425
15,469	Harbor Mid Cap Value Fund	277
8,904	Harbor Small Cap Value Fund	219

		1,539

HARBOR INTERNATIONAL EQUITY FUNDS—36.1%
10,156	Harbor International Fund	686
23,750	Harbor International Growth Fund	293
19,446	Harbor Global Value Fund	152
6,886	Harbor Global Growth Fund	152

		1,283

TOTAL HARBOR EQUITY FUNDS (Cost $2,454)		2,822

HARBOR COMMODITY FUNDS—4.1%
(Cost $163)
Shares		Value (000s)

24,583	Harbor Commodity Real Return Strategy Fund	$146

HARBOR FIXED INCOME FUNDS—16.4%
5,492	Harbor Unconstrained Bond Fund	58
21,253	Harbor High-Yield Bond Fund	231
24,062	Harbor Bond Fund	291

TOTAL HARBOR FIXED INCOME FUNDS (Cost $589)		580

TOTAL INVESTMENTS—100.0% (Cost $3,206)		3,548

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$3,548

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2014 (Unaudited)

HARBOR EQUITY FUNDS—89.7%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—49.0%
31,432	Harbor Capital Appreciation Fund	$1,760
107,790	Harbor Mid Cap Growth Fund	1,149
62,443	Harbor Small Cap Growth Fund	912
239,571	Harbor Large Cap Value Fund	2,631
95,831	Harbor Mid Cap Value Fund	1,714
54,951	Harbor Small Cap Value Fund	1,350

		9,516

HARBOR INTERNATIONAL EQUITY FUNDS—40.7%
62,460	Harbor International Fund	4,217
146,084	Harbor International Growth Fund	1,804
120,641	Harbor Global Value Fund	943
42,600	Harbor Global Growth Fund	941

		7,905

TOTAL HARBOR EQUITY FUNDS (Cost $13,809)		17,421

HARBOR COMMODITY FUNDS—3.1%
(Cost $695)
Shares		Value (000s)

101,023	Harbor Commodity Real Return Strategy Fund	$601

HARBOR FIXED INCOME FUNDS—7.2%
13,220	Harbor Unconstrained Bond Fund	139
50,976	Harbor High-Yield Bond Fund	555
57,874	Harbor Bond Fund	700

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,409)		1,394

TOTAL INVESTMENTS—100.0% (Cost $15,913)		19,416

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$19,416

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2014 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2013 or January 31, 2014, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2014 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchase, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2014, each Fund held not more than 10% of the outstanding shares of each Underlying Fund, except Harbor Target Retirement 2050 Fund, which held 12% of Harbor Global Value Fund. In aggregate, the Funds held 50% of Harbor Global Value Fund, 11% of Harbor Global Growth Fund and 16% of Harbor Unconstrained Bond Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2014 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,286	$650	$(402)	$248
Harbor Target Retirement 2010 Fund	2,819	48	(73)	(25)
Harbor Target Retirement 2015 Fund	12,602	418	(303)	115
Harbor Target Retirement 2020 Fund	27,047	1,956	(618)	1,338
Harbor Target Retirement 2025 Fund	9,762	669	(179)	490
Harbor Target Retirement 2030 Fund	21,832	2,500	(436)	2,064
Harbor Target Retirement 2035 Fund	5,523	466	(56)	410
Harbor Target Retirement 2040 Fund	15,936	2,711	(207)	2,504
Harbor Target Retirement 2045 Fund	3,206	368	(26)	342
Harbor Target Retirement 2050 Fund	15,913	3,612	(109)	3,503

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Shanna J. Palmersheim

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.TR.0114

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by

Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 28th day of March, 2014 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser - Chairman, President and
Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 28, 2014
David G. Van Hooser

By:	/s/ Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 28, 2014
Anmarie S. Kolinski